Quarterly Portfolios of Investments
Harbor Funds
January 31, 2023
Harbor Capital Appreciation Fund
Harbor Convertible Securities Fund
Harbor Core Bond Fund
Harbor Core Plus Fund
Harbor Disruptive Innovation Fund
Harbor Diversified International All Cap Fund
Harbor Global Leaders Fund
Harbor High-Yield Bond Fund
Harbor International Fund
Harbor International Growth Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Mid Cap Fund
Harbor Mid Cap Value Fund
Harbor Overseas Fund (currently, Harbor International Core Fund)
Harbor Small Cap Growth Fund
Harbor Small Cap Value Fund

Harbor Capital Appreciation Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—0.6%
288,529	Northrop Grumman Corp.	$129,272
AUTOMOBILES—3.7%
4,660,857	Tesla Inc.*	807,354
BIOTECHNOLOGY—1.6%
1,064,629	Vertex Pharmaceuticals Inc.*	343,982
CAPITAL MARKETS—3.1%
672,582	Goldman Sachs Group Inc.	246,037
337,791	Moody's Corp.	109,022
897,720	S&P Global Inc.	336,591
		691,650
ENERGY EQUIPMENT & SERVICES—2.0%
7,833,698	Schlumberger Ltd.	446,364
ENTERTAINMENT—2.2%
1,154,892	Netflix Inc.*	408,670
2,099,637	Roblox Corp.*	78,128
		486,798
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.6%
1,552,655	American Tower Corp.	346,848
FOOD & STAPLES RETAILING—2.4%
1,028,882	Costco Wholesale Corp.	525,903
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
1,081,733	Abbott Laboratories	119,586
1,782,184	Dexcom Inc.*	190,854
899,403	Intuitive Surgical Inc.*	220,974
		531,414
HEALTH CARE PROVIDERS & SERVICES—2.3%
997,340	UnitedHealth Group Inc.	497,862
HOTELS, RESTAURANTS & LEISURE—2.9%
1,760,775	Airbnb Inc.*	195,640
81,109	Chipotle Mexican Grill Inc.*	133,536
1,724,714	Marriott International Inc.	300,411
		629,587
INTERACTIVE MEDIA & SERVICES—6.1%
6,276,664	Alphabet Inc. Class A*	620,385
6,130,472	Alphabet Inc. Class C*	612,250
749,645	Meta Platforms Inc.*	111,675
		1,344,310
INTERNET & DIRECT MARKETING RETAIL—7.5%
11,935,170	Amazon.com Inc.*	1,230,874
357,093	MercadoLibre Inc. (Argentina)*	421,973
		1,652,847
IT SERVICES—9.5%
183,880	Adyen NV (Netherlands)*,1	278,010
1,834,042	Mastercard Inc. Class A	679,696
1,668,398	Snowflake Inc.*	261,004
3,754,955	Visa Inc.	864,428
		2,083,138
COMMON STOCKS—Continued
Shares		Value
LIFE SCIENCES TOOLS & SERVICES—2.4%
1,246,678	Danaher Corp.	$329,597
348,533	Thermo Fisher Scientific Inc.	198,779
		528,376
MEDIA—0.5%
2,287,056	Trade Desk Inc.*	115,954
PERSONAL PRODUCTS—2.2%
1,145,847	Estée Lauder Companies Inc.	317,491
429,592	L'Oreal SA (France)	177,384
		494,875
PHARMACEUTICALS—5.9%
3,272,880	AstraZeneca plc ADR (United Kingdom)[2]	213,948
1,887,171	Eli Lilly & Co.	649,470
3,111,655	Novo Nordisk AS ADR (Denmark)[2]	431,836
		1,295,254
ROAD & RAIL—1.7%
12,470,262	Uber Technologies Inc.*	385,705
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—9.1%
923,221	Advanced Micro Devices Inc.*	69,380
511,047	ASML Holding NV New York Registry Shares (Netherlands)	337,720
765,131	Broadcom Inc.	447,609
5,918,911	NVIDIA Corp.	1,156,378
		2,011,087
SOFTWARE—10.9%
946,812	Adobe Inc.*	350,642
1,261,840	Atlassian Corp. plc*	203,938
589,461	Cadence Design Systems Inc.*	107,771
1,288,581	CrowdStrike Holdings Inc.*	136,461
5,347,640	Microsoft Corp.	1,325,199
1,590,151	salesforce.com Inc.*	267,098
		2,391,109
SPECIALTY RETAIL—4.4%
904,996	Home Depot Inc.	293,372
309,501	O'Reilly Automotive Inc.*	245,233
4,046,185	TJX Companies Inc.	331,221
177,981	Ulta Salon Cosmetics & Fragrance Inc.*	91,475
		961,301
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.4%
9,757,514	Apple Inc.	1,407,912
TEXTILES, APPAREL & LUXURY GOODS—5.9%
1,064,059	Lululemon Athletica Inc.*	326,538
835,409	LVMH Moet Hennessy Louis Vuitton SE (France)	729,292
1,960,699	NIKE Inc.	249,656
		1,305,486
WIRELESS TELECOMMUNICATION SERVICES—1.4%
2,000,566	T-Mobile US Inc.*	298,704
TOTAL COMMON STOCKS
(Cost $13,794,979)		21,713,092

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
PREFERRED STOCKS—0.7%
(Cost $109,123)
Shares		Value
AUTOMOBILES—0.7%
1,349,486	Dr. Ing. h.c. F. Porsche AG (Germany)*	$160,452
TOTAL INVESTMENTS—99.4%
(Cost $13,904,102)		21,873,544
CASH AND OTHER ASSETS, LESS LIABILITIES—0.6%		123,985
TOTAL NET ASSETS—100.0%		$21,997,529

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
As of January 31, 2023, the investments in Adyen NV, Dr. Ing. h.c.F. Porsche AG, L’Oreal SA, and LVMH Moet Hennessy Loius Vuitton SE (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $278,010 or 1% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Convertible Securities Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—94.2%
Principal Amount		Value
AEROSPACE & DEFENSE—1.9%
	Axon Enterprise Inc.
$474	0.500%—12/15/2027	$512
	Parsons Corp.
748	0.250%—08/15/2025	822
		1,334
AIRLINES—3.1%
	Jetblue Airways Corp.
662	0.500%—04/01/2026	527
	Southwest Airlines Co.
659	1.250%—05/01/2025	792
	Spirit Airlines Inc.
1,084	1.000%—05/15/2026	893
		2,212
AUTO COMPONENTS—2.1%
	LCI Industries
964	1.125%—05/15/2026	878
	Patrick Industries Inc.
675	1.750%—12/01/2028	611
		1,489
AUTOMOBILES—2.5%
	Ford Motor Co.
935	0.000%—03/15/2026[1]	954
	Winnebago Industries Inc.
709	1.500%—04/01/2025	833
		1,787
BIOTECHNOLOGY—8.3%
	Alnylam Pharmaceuticals Inc.
692	1.000%—09/15/2027[2]	742
	BioMarin Pharmaceutical Inc.
1,300	0.599%—08/01/2024	1,437
	Coherus Biosciences Inc.
806	1.500%—04/15/2026	599
	Exact Sciences Corp.
859	0.375%—03/15/2027	814
420	1.000%—01/15/2025	496
		1,310
	Halozyme Therapeutics Inc.
479	0.250%—03/01/2027	451
124	1.000%—08/15/2028[2]	138
		589
	Ironwood Pharmaceuticals Inc.
937	0.750%—06/15/2024	980
246	1.500%—06/15/2026	260
		1,240
		5,917
COMMUNICATIONS EQUIPMENT—1.2%
	Lumentum Holdings Inc.
1,035	0.500%—06/15/2028[2]	836
DIVERSIFIED CONSUMER SERVICES—1.9%
	Chegg Inc.
756	0.125%—03/15/2025	669
	Stride Inc.
621	1.125%—09/01/2027	651
		1,320
CONVERTIBLE BONDS—Continued
Principal Amount		Value
ELECTRIC UTILITIES—1.4%
	NRG Energy Inc.
$958	2.750%—06/01/2048	$983
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	Itron Inc.
434	0.000%—03/15/2026[1]	369
ENTERTAINMENT—4.3%
	IMAX Corp.
707	0.500%—04/01/2026	641
	Liberty Media Corp.
713	2.250%—08/15/2027[2]	748
934	2.750%—12/01/2049	868
		1,616
	Live Nation Entertainment Inc.
807	2.000%—02/15/2025	835
		3,092
FOOD PRODUCTS—1.6%
	Chefs' Warehouse Inc
342	2.375%—12/15/2028	377
	Post Holdings Inc.
713	2.500%—08/15/2027[2]	780
		1,157
HEALTH CARE EQUIPMENT & SUPPLIES—6.7%
	CONMED Corp.
941	2.250%—06/15/2027[2]	900
424	2.625%—02/01/2024	504
		1,404
	Dexcom Inc.
734	0.250%—11/15/2025	777
	Insulet Corp.
476	0.375%—09/01/2026	659
	Integra Lifesciences Holdings Corp.
722	0.500%—08/15/2025	709
	Novocure Ltd.
810	0.000%—11/01/2025[1]	792
	Nuvasive Inc.
412	0.375%—03/15/2025	369
	Tandem Diabetes Care Inc.
82	1.500%—05/01/2025[2]	75
		4,785
HEALTH CARE PROVIDERS & SERVICES—0.5%
	Guardant Health Inc.
497	0.000%—11/15/2027[1]	334
HEALTH CARE TECHNOLOGY—0.7%
	NextGen Healthcare Inc.
489	3.750%—11/15/2027[2]	512
HOTELS, RESTAURANTS & LEISURE—5.4%
	Booking Holdings Inc.
538	0.750%—05/01/2025	769
	DraftKings Inc.
2	0.000%—03/15/2028[1]	2
	Marriott Vacation Worldwide Co.
279	3.250%—12/15/2027	301
	NCL Corp. LTD.
1,393	1.125%—02/15/2027	1,069
	Royal Caribbean Cruises Ltd.
126	6.000%—08/15/2025[2]	193

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	The Cheesecake Factory Inc.
$622	0.375%—06/15/2026	$544
	Vail Resorts Inc.
1,040	0.000%—01/01/2026[1]	989
		3,867
HOUSEHOLD PRODUCTS—0.3%
	Wayfair Inc.
192	3.250%—09/15/2027	231
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
	Nextera Energy Partners LP
501	0.000%—06/15/2024-11/15/2025[1,2]	509
INTERACTIVE MEDIA & SERVICES—2.1%
	IAC FinanceCo 2 Inc.
286	0.875%—06/15/2026[2]	276
	J2 Global Inc.
1,140	1.750%—11/01/2026[2]	1,209
		1,485
INTERNET & DIRECT MARKETING RETAIL—3.6%
	Etsy Inc.
977	0.125%—09/01/2027	1,009
711	0.250%—06/15/2028	645
		1,654
	Wayfair Inc.
1,161	0.625%—10/01/2025	909
		2,563
IT SERVICES—7.4%
	Akamai Technologies Inc.
462	0.125%—05/01/2025	497
1,243	0.375%—09/01/2027	1,237
		1,734
	Block Inc.
1,206	0.125%—03/01/2025	1,230
	Okta Inc.
662	0.375%—06/15/2026	565
	Perficient Inc.
1,102	0.125%—11/15/2026	897
	Sabre GLBL Inc.
189	4.000%—04/15/2025	216
	Shift4 Payments Inc.
716	0.500%—08/01/2027	643
		5,285
MACHINERY—2.1%
	Greenbrier Cos. Inc.
955	2.875%—04/15/2028	815
	John Bean Technologies Corp.
775	0.250%—05/15/2026	718
		1,533
MEDIA—1.3%
	Cable One Inc.
3	0.000%—03/15/2026[1]	2
	Dish Network Corp.
1,461	3.375%—08/15/2026	960
		962
CONVERTIBLE BONDS—Continued
Principal Amount		Value
PHARMACEUTICALS—0.6%
	Jazz Investments I Ltd.
$371	2.000%—06/15/2026	$437
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.1%
	Zillow Group Inc.
596	1.375%—09/01/2026	717
764	2.750%—05/15/2025	787
		1,504
ROAD & RAIL—0.7%
	Uber Technologies Inc.
590	0.000%—12/15/2025[1]	521
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.4%
	Enphase Energy Inc.
660	0.000%—03/01/2026[1]	698
	MACOM Technology Solutions Holdings Inc.
735	0.250%—03/15/2026	762
	Microchip Technology Inc.
864	0.125%—11/15/2024	963
	ON Semiconductor Corp.
272	0.000%—05/01/2027[1]	409
	Silicon Laboratories Inc.
369	0.625%—06/15/2025	514
	SolarEdge Technologies Inc.
247	0.000%—09/15/2025[1]	333
	Wolfspeed Inc.
888	1.875%—12/01/2029	867
		4,546
SOFTWARE—22.8%
	Altair Engineering Inc.
813	1.750%—06/15/2027[2]	804
	Bentley Systems Inc.
193	0.125%—01/15/2026	179
560	0.375%—07/01/2027	471
		650
	Blackline Inc.
789	0.000%—03/15/2026[1]	688
339	0.125%—08/01/2024	389
		1,077
	Box Inc.
631	0.000%—01/15/2026[1]	849
	Ceridian HCM Holding Inc.
276	0.250%—03/15/2026	252
	CyberArk Software Ltd.
788	0.000%—11/15/2024[1]	870
	Datadog Inc.
674	0.125%—06/15/2025	742
	Dropbox Inc.
1,598	0.000%—03/01/2026-03/01/2028[1]	1,465
	Envestnet Inc. Co.
791	0.750%—08/15/2025	740
374	2.625%—12/01/2027	420
		1,160
	Five9 Inc.
951	0.500%—06/01/2025	901
	InterDigital Inc.
549	3.500%—06/01/2027[2]	605
	NICE Ltd.
851	0.000%—09/15/2025[1]	818

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Palo Alto Networks Inc.
$344	0.750%—07/01/2023	$617
	Q2 Holdings Inc.
958	0.750%—06/01/2026	825
	Rapid7 Inc.
638	0.250%—03/15/2027	526
	Splunk Inc.
1,847	1.125%—09/15/2025-06/15/2027	1,686
	Varonis System Inc.
421	1.250%—08/15/2025	460
	Verint Systems Inc.
1,049	0.250%—04/15/2026	941
	Workiva Inc.
409	1.125%—08/15/2026	517
	Zscaler Inc.
463	0.125%—07/01/2025	508
		16,273
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SPECIALTY RETAIL—0.7%
	Burlington Stores Inc.
$425	2.250%—04/15/2025	$529
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.3%
	Pure Storage Inc.
818	0.125%—04/15/2023	914
TOTAL CONVERTIBLE BONDS
(Cost $67,675)		67,286
TOTAL INVESTMENTS—94.2%
(Cost $67,675)		67,286
CASH AND OTHER ASSETS, LESS LIABILITIES—5.8%		4,116
TOTAL NET ASSETS—100.0%		$71,402

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $8,327 or 12% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—10.0%
Principal Amount		Value
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
$385	1.937%—08/15/2046[1]	$342
	AMSR Trust
	Series 2021-SFR3 Cl. A
410	1.476%—10/17/2038[1]	358
	BA Credit Card Trust
	Series 2022-A2 Cl. A2
366	5.000%—04/17/2028	373
	CF Hippolyta Issuer LLC
	Series 2020-1 Cl. A1
136	1.690%—07/15/2060[1]	123
	DB Master Finance LLC
	Series 2021-1A Cl. A2I
168	2.045%—11/20/2051	149
	Discover Card Execution Note Trust
	Series 2022-A4 Cl. A
291	5.030%—10/15/2027	295
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
482	2.662%—04/25/2051[1]	422
	FirstKey Homes Trust
	Series 2020-SFR2 Cl. A
360	1.266%—10/19/2037[1]	327
	Series 2021-SFR1
372	1.538%—08/17/2038[1]	331
	Series 2022-SFR1 Cl. A
129	4.145%—05/17/2039[1]	126
		784
	Ford Credit Auto Owner Trust
	Series 2020-1 Cl. A
250	2.040%—08/15/2031[1]	237
	GM Financial Consumer Automobile Receivables Trust
	Series 2022-3 Cl A4
288	3.710%—12/16/2027	282
	GM Financial Revolving Receivables Trust
	Series 2022-1 Cl. A
353	5.910%—10/11/2035	367
	Home Partners of America Trust
	Series 2020-2 Cl. A
264	1.532%—01/17/2041[1]	223
	Mercedes Benz Automobile Receivables Trust
	Series 2022-1 Cl. A4
362	5.250%—02/15/2029	373
	Navient Private Education Refi Loan Trust
	Series 2021-A Cl. A
137	0.840%—05/15/2069[1]	121
	Series 2021-BA Cl. A
301	0.940%—07/15/2069[1]	263
		384
	Oak Street Investment Grade Net Lease Fund
	Series 2020-1A Cl. A1
336	1.850%—11/20/2050[1]	304
	Palmer Square CLO Ltd.[2]
	Series 2013 Cl. 2A
447	5.800% (1 Month USD LIBOR + 1.000) 10/17/2031[1,3]	441
	Palmer Square Loan Funding Ltd.
	Series 2022-2A Cl. A1
362	5.930% (3 Month CME Term SOFR + 1.270) 10/15/2030[1,3]	359
	PFS Financing Corp.
	Series 2022-D Cl. A
232	4.270%—08/15/2027	230
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Progress Residential Trust
	Series 2019-SFR3 Cl. A
$441	2.271%—09/17/2036[1]	$420
	Sabey Data Center Issuer LLC
	Series 2020-1 Cl. A2
202	3.812%—04/20/2045[1]	193
	SBA Tower Trust
	Series 2022-1C
230	6.599%—01/15/2028	240
	Stack Infrastructure Issuer LLC
	Series 2019-2A Cl. A2
185	3.080%—10/25/2044[1]	176
	Store Master Funding I-VII
	Series 2019-1 Cl. A1
164	2.820%—11/20/2049[1]	149
	Series 2018-1A Cl. A1
194	3.960%—10/20/2048[1]	187
		336
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2II
381	2.294%—08/25/2051[1]	322
	Vantage Data Centers LLC
	Series 2020-2A Cl. A2
251	1.992%—09/15/2045[1]	214
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
201	2.370%—06/15/2051[1]	171
	Series 2019-1A Cl. A2I
373	3.783%—06/15/2049[1]	354
		525
TOTAL ASSET-BACKED SECURITIES
(Cost $8,932)		8,472

COLLATERALIZED MORTGAGE OBLIGATIONS—7.9%
	Barclays Commercial Mortgage Trust
	Series 2022-C18 Cl. A5
357	5.710% (1 Month USD LIBOR + 1.040) 12/15/2055[3]	388
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Cl. A4
380	3.695%—11/15/2048	366
		754
	Morgan Stanley Bank of America Merill Lynch Trust
	Series 2015-C25 Cl. A4
260	3.372%—10/15/2048	249
	BANK 2021-BNK36
	Series 2021-BN36 Cl. A5
206	2.470%—09/15/2064	175
	Benchmark Mortgage Trust
	Series 2021-B26 Cl. A3
387	2.391%—06/15/2054	339
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
403	5.160% (1 Month USD LIBOR + 0.700) 09/15/2036[1,3]	393
	Series 2019-XL Cl. A
421	5.510% (1 Month USD LIBOR + 0.920) 10/15/2036[1,3]	419
		812
	CIM Trust Corp.
	Series 2020-INV1 Cl. A2
94	2.500%—04/25/2050[1,3]	80

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Commercial Mortgage Pass-Through Certificates
	Series 2014-CR21 Cl. A3
$230	3.528%—12/10/2047	$224
	Series 2014-UBS3 Cl. A3
443	3.546%—06/10/2047	432
		656
	Commercial Mortgage Trust
	Series 2016-COR1 Cl. A3
387	2.826%—10/10/2049	363
	Flagstar Mortgage Trust
	Series 2021-8INV Cl. A3
328	2.500%—09/25/2051[1]	275
	Freddie Mac Seasoned Credit Risk Transfer Trust
	Series 2020-2 Cl. MA
153	2.000%—11/25/2059	139
	Series 2020-3 Cl. MA
181	2.000%—05/25/2060	164
	Series 2021-1 Cl. MA
253	2.000%—09/25/2060	227
	Series 2021-3 Cl. MA
284	2.000%—03/25/2061	254
	Series 2020-1 Cl. MA
169	2.500%—08/25/2059	157
	Series 2017-2 Cl. MA
57	3.000%—08/25/2056	54
	Series 2018-1 Cl. MA
118	3.000%—05/25/2057	111
	Series 2019-2 Cl. MA
186	3.500%—08/25/2058	179
		1,285
	FRESB Mortgage Trust
	Series 2019-SB63 Cl. A5H
251	2.550% (1 Month USD LIBOR + 0.700) 02/25/2039[3]	243
	GS Mortgage Backed Securities Trust
	Series 2020-INV1 Cl. A14
171	2.930%—10/25/2050[1,3]	152
	Series 2020-PJ4 Cl. A2
111	3.000%—01/25/2051[1,3]	97
		249
	JPMBB Commercial Mortgage Securities Trust
	Series 2015-C32 Cl. A2
1	2.816%—11/15/2048	1
	Series 2019-C6 Cl. A4
351	3.057%—11/13/2052	307
		308
	MetLife Securitization Trust
	Series 2020-INV1 Cl. A2A
132	2.500%—05/25/2050[1,3]	114
	PSMC Trust
	Series 2021-2 Cl. A3
475	2.500%—05/25/2051[1,3]	422
	Series 2020-2 Cl. A2
56	3.000%—05/25/2050[1,3]	50
		472
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
$334	1.499%—07/17/2038[1]	$300
		5,671
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $7,231)		6,674

CORPORATE BONDS & NOTES—33.0%
AEROSPACE & DEFENSE—1.7%
	BAE Systems Holdings Inc.
600	3.400%—04/15/2030[1]	550
	Boeing Co.
349	5.150%—05/01/2030	352
116	5.805%—05/01/2050	119
		471
	Lockheed Martin Corp.
235	4.700%—05/15/2046	236
	Northrop Grumman Corp.
148	5.250%—05/01/2050	155
		1,412
AIRLINES—1.8%
	Air Canada Pass-Through Trust
268	3.600%—03/15/2027[1]	247
	Delta Air Lines Pass-Through Trust
330	3.625%—07/30/2027	308
	United Airlines Pass-Through Trust
210	3.100%—01/07/2030	189
862	4.000%—04/11/2026	804
		993
		1,548
AUTOMOBILES—0.9%
	Apriv PLC / Aptiv Corp
260	3.250%—03/01/2032	225
	General Motors Financial Co Inc.
454	2.400%—10/15/2028	389
	Toyota Motor Credit Corp. MTN[4]
147	3.375%—04/01/2030	138
		752
BANKS—5.5%
	Bank of America Corp.
505	4.950%—07/22/2028[5]	506
	Bank of America Corp. MTN[4]
156	4.330%—03/15/2050[5]	142
	Capital One Financial Co.
513	5.470%—02/01/2029[5]	517
	Citigroup Inc.
171	3.400%—05/01/2026	165
239	3.520%—10/27/2028[5]	224
279	4.410%—03/31/2031[5]	268
		657
	Credit Suisse AG
448	7.950%—01/09/2025	459
	Discover Financial Services
135	6.700%—11/29/2032	144
	HSBC Holdings PLC
212	7.390%—11/03/2028[5]	231

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BANKS—Continued
	JPMorgan Chase & Co.
$586	4.200%—07/23/2029[5]	$566
250	4.490%—03/24/2031[5]	244
		810
	Lloyds Banking Group plc
500	2.440% (U.S. Treasury 1 Year Constant Maturity Yield + 1.000) 02/05/2026[3]	471
	Stellantis Finance US Inc.
370	5.625%—01/12/2028	380
	Wells Fargo & Co. MTN[4]
362	4.810%—07/25/2028[5]	362
		4,679
BEVERAGES—0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
358	4.900%—02/01/2046	350
BIOTECHNOLOGY—0.3%
	Abbvie Inc.
310	4.500%—05/14/2035	303
CAPITAL MARKETS—3.2%
	Blackstone Holdings Finance Co. LLC
173	2.800%—09/30/2050[1]	107
356	3.500%—09/10/2049[1]	257
		364
	Goldman Sachs Group Inc.
301	3.800%—03/15/2030	283
	KKR Group Finance Co. II LLC
54	5.500%—02/01/2043[1]	52
	KKR Group Finance Co. III LLC
170	5.125%—06/01/2044[1]	157
	Macquarie Group Ltd.
493	1.340%—01/12/2027[1,5]	439
	Morgan Stanley MTN[4]
665	3.125%—07/27/2026	630
295	3.620%—04/01/2031[5]	272
		902
	UBS Group AG
500	4.125%—04/15/2026[1]	489
		2,686
COMMERCIAL SERVICES & SUPPLIES—0.3%
	Waste Management Inc.
230	4.150%—04/15/2032	226
CONSTRUCTION MATERIALS—0.2%
	Carlisle Cos Inc.
193	2.750%—03/01/2030	167
CORPORATE BONDS & NOTES—0.2%
	AT&T Inc.
240	2.300%—06/01/2027	220
DIVERSIFIED FINANCIAL SERVICES—1.2%
	Berkshire Hathaway Finance Co.
177	4.250%—01/15/2049	167
	Ferguson Finance plc
510	3.250%—06/02/2030[1]	449
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED FINANCIAL SERVICES—Continued
	PNC Financial Services
$410	5.070%—01/24/2034[5]	$414
		1,030
DIVERSIFIED TELECOMMUNICATION SERVICES—0.8%
	AT&T Inc.
504	5.920% (3 Month USD LIBOR + 1.180) 06/12/2024[3]	509
	Verizon Communications Inc.
162	4.500%—08/10/2033	159
		668
ELECTRIC UTILITIES—2.0%
	Berkshire Hathaway Energy Co.
275	6.125%—04/01/2036	305
	Eversource Energy
200	2.900%—10/01/2024	194
	Exelon Corp.
62	4.700%—04/15/2050	59
243	5.100%—06/15/2045	239
		298
	Northern States Power
158	4.500%—06/01/2052	153
	Southern Co.
230	3.250%—07/01/2026	219
308	4.250%—07/01/2036	284
		503
	Xcel Energy Inc.
230	3.400%—06/01/2030	212
		1,665
ENTERTAINMENT—0.3%
	Magallanes Inc.
309	5.141%—03/15/2052[1]	257
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
	Alexandria Real Estate Equities Inc
290	2.000%—05/18/2032	231
	Digital Realty Trust LP
253	3.600%—07/01/2029	233
	Federal Realty Investment Trust
533	1.250%—02/15/2026	477
		941
HEALTH CARE PROVIDERS & SERVICES—2.7%
	Cigna Corp.
320	3.400%—03/01/2027	307
	CommonSpirit Health
232	4.187%—10/01/2049	194
	CVS Pass-Through Trust
176	5.773%—01/10/2033[1]	175
88	5.880%—01/10/2028	89
518	8.353%—07/10/2031[1]	572
		836
	Elevance Health Inc.
425	4.750%—02/15/2033	427
	PeaceHealth Obligated Group
590	1.375%—11/15/2025	536
		2,300

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
INSURANCE—2.2%
	AIA Group Ltd.
$419	3.600%—04/09/2029[1]	$394
	Equitable Financial Life Global Funding
325	1.400%—07/07/2025[1]	298
	Five Corners Funding Trust
150	4.419%—11/15/2023[1]	149
	Liberty Mutual Group Inc.
530	4.569%—02/01/2029[1]	519
	Lincoln National Corp.
276	3.400%—01/15/2031	242
	Mass Mutual Life Insurance Co.
180	3.375%—04/15/2050[1]	138
160	5.672%—12/01/2052[1]	170
		308
		1,910
INTERNET & DIRECT MARKETING RETAIL—0.1%
	Amazon.com Inc.
91	4.100%—04/13/2062	80
MEDIA—1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
498	6.384%—10/23/2035	510
	COX Communications Inc.
400	1.800%—10/01/2030[1]	317
		827
MULTI-UTILITIES—1.0%
	PG&E Wildfire Recovery Funding LLC
103	3.594%—06/01/2032	99
330	4.022%—06/01/2033	321
183	4.722%—06/01/2039	183
		603
	Rogers Communications Inc.
257	5.450%—10/01/2043	248
		851
OIL, GAS & CONSUMABLE FUELS—1.7%
	Dominion Energy Inc.
310	5.250%—08/01/2033	315
	Energy Transfer LP
505	3.900%—07/15/2026	487
	Occidental Petroleum Corp.
474	0.000%—10/10/2036[6]	241
	Schlumberger Holdings Corp.
192	3.900%—05/17/2028[1]	184
	Southern Co. Gas Capital Corp.
230	1.750%—01/15/2031	185
		1,412
PROFESSIONAL SERVICES—0.3%
	Verisk Analytics Inc.
295	3.625%—05/15/2050	223
ROAD & RAIL—1.3%
	Canadian Pacific Railway Co.
190	6.125%—09/15/2115	209
	Norfolk Southern Corp.
155	4.837%—10/01/2041	152
	Penske Truck Leasing Co. LP / PTL Finance Corp.
510	3.900%—02/01/2024[1]	501
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—Continued
	Ryder System Inc. MTN[4]
$237	3.650%—03/18/2024	$233
		1,095
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.3%
	Broadcom Inc.
272	4.110%—09/15/2028	263
SOFTWARE—0.3%
	Oracle Corp.
343	3.950%—03/25/2051	267
SPECIALTY RETAIL—0.6%
	Home Depot Inc.
170	3.300%—04/15/2040	144
	Lowe's Cos. Inc.
77	3.700%—04/15/2046	62
199	5.000%—04/15/2040	194
117	5.625%—04/15/2053	121
		377
		521
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	NXP BV/ NXP FDG/ NXP USA Co.
265	2.700%—05/01/2025	252
TRADING COMPANIES & DISTRIBUTORS—1.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
201	3.000%—10/29/2028	177
272	4.125%—07/03/2023	271
		448
	Air Lease Corp.
374	3.875%—07/03/2023	372
		820
WATER UTILITIES—0.3%
	Aquarion Co.
238	4.000%—08/15/2024[1]	235
TOTAL CORPORATE BONDS & NOTES
(Cost $29,200)		27,960

MORTGAGE PASS-THROUGH—24.3%
	Federal Home Loan Mortgage Corp.
229	2.000%—06/01/2050	197
1,831	2.500%—08/01/2051-05/01/2052	1,629
2,414	3.000%—01/01/2033-08/01/2050	2,249
160	3.370% (12 Month USD LIBOR + 1.598) 06/01/2047[3]	161
1,006	3.500%—05/01/2042	972
232	4.000%—02/01/2046	230
139	4.500%—03/01/2049	140
		5,578
	Federal National Mortgage Association
372	1.000%—07/01/2050	380
2,908	2.000%—08/01/2050-04/01/2051	2,477
3,578	2.500%—03/01/2035-04/01/2052	3,199
1,610	3.000%—07/01/2035-08/01/2050	1,515
837	3.500%—03/01/2048-06/01/2050	797
1,571	4.000%—04/01/2045-09/01/2049	1,548

Harbor Core Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$166	4.310% (12 Month Treasury Average + 2.250) 12/01/2036[3]	$166
1,232	4.500%—05/01/2046-09/01/2050	1,244
553	5.000%—07/01/2052	558
1,064	5.500%—11/01/2052	1,087
		12,971
	Government National Mortgage Association
873	2.500%—01/20/2051	782
399	4.000%—09/20/2041-09/15/2046	398
867	4.500%—01/15/2042-08/20/2047	881
		2,061
TOTAL MORTGAGE PASS-THROUGH
(Cost $21,545)		20,610

MUNICIPAL BONDS—2.0%
	Sales Tax Securitization Corp.
530	4.637%—01/01/2040	522
	Metropolitan Water Reclamation District of Greater Chicago
145	5.720%—12/01/2038	160
	Michigan State University
83	4.165%—08/15/2122	68
	New York State Urban Development Corp.
555	5.770%—03/15/2039	586
	State of California
300	7.500%—04/01/2034	379
		1,193
TOTAL MUNICIPAL BONDS
(Cost $1,781)		1,715

U.S. GOVERNMENT OBLIGATIONS—22.1%
	U.S. Small Business Administration
	Series 2022-25L Cl. 1
379	4.710%—12/01/2047	388
	Series 2023-25A Cl. 1
364	4.910%—01/01/2048	377
	Series 2022-25K Cl. 1
355	5.130%—11/01/2047	370
		1,135
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.S. Small Business Administration
	Series 2012-20C Cl. 1
$78	2.510%—03/01/2032	$72
	Series 2017-20H Cl. 1
114	2.750%—08/01/2037	106
	Series 2014-20K Cl. 1
188	2.800%—11/01/2034	177
	Series 2015-20H Cl. 1
212	2.820%—08/01/2035	202
	Series 2017-20J Cl. 1
158	2.850%—10/01/2037	147
	Series 2018-20B Cl. 1
207	3.220%—02/01/2038	198
	Series 2018-20G Cl. 1
289	3.540%—07/01/2038	278
	Series 2022-25E Cl. 1
409	3.940%—05/01/2047	398
		1,578
	U.S. Treasury Bonds
116	1.125%—08/15/2040	77
1,445	2.250%—02/15/2052	1,086
2,254	2.375%—02/15/2042	1,824
2,639	3.000%—08/15/2052	2,336
3,233	3.375%—08/15/2042	3,057
		8,380
	U.S. Treasury Inflation Index Notes[7]
309	0.125%—01/15/2030	285
	U.S. Treasury Notes
877	2.750%—08/15/2032	825
5,319	3.125%—08/31/2027	5,205
1,274	3.500%—09/15/2025	1,260
		7,290
		17,533
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $18,675)		18,668
TOTAL INVESTMENTS—99.3%
(Cost $87,364)		84,099
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		576
TOTAL NET ASSETS—100.0%		$84,675

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Core Bond Fund
Portfolio of Investments—Continued

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $15,121 or 18% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2023. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	MTN after the name of a security stands for Medium Term Note.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	Zero coupon bond
7	Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Core Plus Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—13.5%
Principal Amount		Value
	Air Canada Pass-Through Trust
	Series 2017-1AA Cl. PTT
$3,232	3.300%—01/15/2030[1]	$2,837
	Aligned Data Centers LLC
	Series 2021-1A Cl. A2
7,301	1.937%—08/15/2046[1]	6,492
	American Airlines Pass-Through Trust
	Series 15-2 Cl. AA
1,446	3.600%—09/22/2027	1,325
	AMMC CLO 20 Ltd.[2]
	Series 2017-20A Cl. AR
1,184	5.662% (3 Month USD LIBOR + 2.600) 04/17/2029[1,3]	1,181
	AMMC CLO XII Ltd.[2]
	Series 2013-12A Cl. AR2
4,200	5.542% (3 Month USD LIBOR + 2.050) 11/10/2030[1,3]	4,185
	Apidos CLO XXVI[2]
	Series 2017-26A Cl. A1AR
4,000	5.695% (3 Month USD LIBOR + 2.410) 07/18/2029[1,3]	3,971
	Ares LII CLO Ltd.[2]
	Series 2019-52A Cl. A1R
4,000	5.865% (3 Month USD LIBOR + 2.060) 04/22/2031[1,3]	3,948
	Birch Grove CLO Ltd.[2]
	Series 19-AR
4,000	5.899% (3 Month USD LIBOR + 1.880) 06/15/2031[1,3]	3,968
	Catamaran CLO Ltd.[2]
	Series 2014-1A Cl. A1AR
4,745	5.915% (3 Month USD LIBOR + 2.000) 04/22/2030[1,3]	4,699
	CF Hippolyta Issuer LLC
	Series 2021-1A Cl. A1
3,913	1.530%—03/15/2061[1]	3,454
	DB Master Finance LLC
	Series 2021-1A Cl. A2II
2,262	2.493%—11/20/2051[1]	1,945
	Series 2021-1A Cl. A23
4,208	2.791%—11/20/2051[1]	3,498
		5,443
	Diamond Infrastructure Funding LLC
	Series 2021-1A
4,375	1.760%—04/15/2049[1]	3,761
	Domino's Pizza Master Issuer LLC
	Series 2021-1A Cl. A2I
1,326	2.662%—04/25/2051[1]	1,160
	Series 2021-1A Cl. A2II
6,878	3.151%—04/25/2051[1]	5,863
		7,023
	FirstKey Homes Trust
	Series 2021-SFR1
7,344	1.538%—08/17/2038[1]	6,536
	Series 2022-SFRA
6,787	3.100%—03/17/2039[1]	6,328
		12,864
	GSAA Home Equity Trust
	Series 2006-20 Cl. 1A2
3,227	4.866% (1 Month USD LIBOR + 3.310) 12/25/2046[3]	997
	Home Partners of America Trust
	Series 2022-1
3,249	3.930%—04/17/2039[1]	3,111
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
673	5.556% (1 Month USD LIBOR + 2.840) 06/25/2035[3]	671
	JetBlue Pass Through Trust
	Series 2015-2 Cl. AA
3,911	4.000%—11/15/2032	3,569
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl. A4
$64	4.166% (1 Month USD LIBOR + 0.580) 01/25/2036[3]	$65
	Series 2007-HE1 Cl. AF3
662	4.188%—05/25/2035[4]	446
		511
	Morgan Stanley Capital Inc.
	Series 2007-HE1 Cl. A2C
1,572	3.736% (1 Month USD LIBOR + 0.150) 11/25/2036[3]	958
	Series 2007-HE6 Cl. A3
3,025	4.686% (1 Month USD LIBOR + 2.230) 05/25/2037[3]	2,681
		3,639
	New Economy Assets Phase 1 Sponsor LLC
	Series 2021 Cl. 1A1
4,500	1.910%—10/20/2061[1]	3,926
	Palmer Square Loan Funding Ltd.
	Series 2021-4A Cl. A1
3,231	5.592% (3 Month USD LIBOR + 2.120) 10/15/2029[1,3]	3,198
	Planet Fitness Master Issuer LLC
	Series 2022-1A Cl. A2I
4,344	3.251%—12/05/2051[1]	3,917
	Series 2018-1A Cl. A2II
613	4.666%—09/05/2048[1]	585
		4,502
	SBA Tower Trust
	Series 2022-1C
3,034	6.599%—01/15/2028	3,168
	ServiceMaster Funding LLC
	Series 2021-1 Cl. A2I
3,185	2.865%—07/30/2051[1]	2,630
	Series 2020-1 Cl A2II
368	3.337%—01/30/2051[1]	293
		2,923
	Servpro Master Issuer LLC
	Series 2021-1A Cl A2
3,439	2.394%—04/25/2051[1]	2,832
	Sound Point CLO XII Ltd.[2]
	Series 2016-2A Cl. AR2
2,236	5.858% (3 Month USD LIBOR + 2.610) 10/20/2028[1,3]	2,219
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
2,383	3.806% (1 Month USD LIBOR + 0.220) 09/25/2037[3]	843
	Stack Infrastructure Issuer LLC
	Series 2021-1A Cl. A2
7,000	1.877%—03/26/2046[1]	6,226
	Taco Bell Funding LLC
	Series 2021-1A Cl. A2I
6,930	1.946%—08/25/2051[1]	6,075
	Trinity Rail Leasing 2020 LLC
	Series 2020-2A Cl. A2
5,000	2.560%—11/19/2050[1]	4,337
	United Airlines Pass-Through Trust
	Series 2019-2 Cl. AA
1,150	2.700%—05/01/2032	962
	Vantage Data Centers Issuer LLC
	Series 2021-1A Cl. A2
2,000	2.165%—10/15/2046[1]	1,766
	Series 2019-1A Cl. A2
1,111	3.188%—07/15/2044[1]	1,065
		2,831

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	VB-S1 Issuer LLC - Vbtel
	Series 2022-1A Cl. C2I
$6,810	3.156%—02/15/2052[1]	$6,166
	Wendy's Funding LLC
	Series 2021-1A Cl. A2I
6,895	2.370%—06/15/2051[1]	5,860
TOTAL ASSET-BACKED SECURITIES
(Cost $144,090)		133,717

COLLATERALIZED MORTGAGE OBLIGATIONS—12.1%
	AMSR Trust
	Series 2022-SFR1
7,400	2.942%—03/17/2039[1]	6,824
	Angel Oak Mortgage Trust
	Series 2022-1 Cl. A1
3,609	2.881%—12/25/2066[1,4]	3,315
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
5,572	3.906% (1 Month USD LIBOR + 0.320) 05/25/2036[3]	1,420
	Series 2004-W11 Cl. M3
751	4.711% (1 Month USD LIBOR + 1.125) 11/25/2034[3]	735
		2,155
	Banc of America Alternative Loan Trust
	Series 2006 -7 Cl. A3
6,805	5.913%—10/25/2036[3]	2,035
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
451	4.089% (1 Month USD LIBOR + 0.600) 05/20/2047[3]	400
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
2,901	4.006% (1 Month USD LIBOR + 0.420) 05/25/2047[3]	2,624
	Series 2011-RR5 Cl. 12A1
171	4.653%—03/26/2037[1,4]	167
	Series 2011-RR4 Cl. 8A1
1,243	5.250%—02/26/2036[1,3]	564
		3,355
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
10	2.778%—11/25/2030[3]	10
	Series 2004-1 Cl. 12A5
152	2.989%—04/25/2034[3]	141
		151
	Benchmark Mortgage Trust
	Series 2020-B21
4,730	1.978%—12/17/2053	3,898
	Series 2019-B9 Cl. A5
5,200	4.016%—03/15/2052	5,003
		8,901
	BX Commercial Mortgage Trust
	Series 2021-VOLT Cl. A
1,429	5.159% (1 Month USD LIBOR + 4.510) 09/15/2036[1,3]	1,394
	Series 2022-LP2
2,414	5.491% (1 Month CME Term SOFR + 4.140) 02/15/2039[1,3]	2,368
		3,762
	Citigroup Commercial Mortgage Trust
	Series 2015-GC27
3,390	3.137%—02/10/2048	3,259
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	COMM Mortgage Trust
	Series 2016-787S Cl. A
$5,400	3.545%—02/10/2036[1]	$5,043
	Series 2014-LC17
6,500	3.917%—10/10/2047	6,339
		11,382
	Countrywide Alternative Loan Trust
	Series 2006-6BC Cl. 1A2
1,737	3.986% (1 Month USD LIBOR + 0.400) 05/25/2036[3]	1,375
	Series 2005-20CB Cl. 2A5
1,240	5.500%—07/25/2035	815
	Series 2006-1R Cl.2A3
2,862	6.000%—08/25/2037	1,521
		3,711
	Countrywide Asset-Backed Certificates
	Series 2006-2 Cl. M1
289	4.186% (1 Month USD LIBOR + 0.600) 06/25/2036[3]	286
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
188	6.000%—11/25/2035	139
	DC Office Trust
	Series 2019-MTC Cl. A
4,900	2.965%—09/15/2045[1]	4,110
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
2,685	3.886% (1 Month USD LIBOR + 0.300) 03/25/2037[3]	2,514
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
864	2.291% (Fed 12 Month Treasury Average Constant Maturity Treasury + 0.920) 3/19/2046[3]	697
	First Franklin Mortgage Loan Trust
	Series 2006-FF14 Cl. A6
8,000	3.896% (1 Month USD LIBOR + 0.310) 10/25/2036[3]	6,430
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
149	2.683%—02/25/2036[3]	129
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
—	6.750%—08/21/2031	—
	GS Mortgage Securities Trust
	Series 2015-GC30
3,888	3.119%—05/10/2050	3,721
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
3,164	3.986% (1 Month USD LIBOR + 0.400) 04/25/2036[1,3]	2,631
	GSR Mortgage Loan Trust
	Series 2005-AR3 Cl. 3A1
194	3.081%—05/25/2035[3]	145
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
2	3.544%—01/25/2032[3]	2
	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
561	3.051%—01/25/2036[3]	479
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
985	3.640%—10/25/2036[3]	746
	Series 2006-S1 Cl. 3A1
52	5.500%—04/25/2036	50
		796
	JPMDB Commercial Mortgage Securities Trust
	Series 2016-C2 Cl. A4
4,225	3.144%—06/15/2049	3,986

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Manhattan West Mortgage Trust
	Series 2020-1MW Cl. A
$4,900	2.130%—09/10/2039[1]	$4,307
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
423	6.000%—03/25/2037	171
	MetLife Securitization Trust
	Series 2018-1A Cl. A
2,131	3.750%—03/25/2057[1,3]	2,033
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2014-C14 Cl. A5
2,638	4.064%—02/15/2047	2,603
	Onslow Bay Financial LLC
	Series 2018-1 Cl. A2
2,336	4.236% (1 Month USD LIBOR + 0.650) 06/25/2057[1,3]	2,242
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
17,457	6.250%—08/25/2037	4,920
	Residential Funding Mortgage Securities
	Series 2007-SA1 Cl. 2A2
142	4.261%—02/25/2037[3]	99
	Saxon Asset Securities Trust
	Series 2006-3 Cl. A3
1,686	3.756% (1 Month USD LIBOR + 0.170) 10/25/2046[3]	1,644
	Sequoia Mortgage Trust
	Series 2023-1 Cl. A4
4,990	5.000%—01/25/2053	4,951
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2005-21A Cl. 3A1
122	3.914%—04/25/2035[3]	117
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
233	3.360%—01/25/2037[3]	175
	Towd Point Mortgage Trust
	Series 2019-1 Cl. A1
4,797	3.704%—03/25/2058[1,3]	4,639
	Tricon American Homes Trust
	Series 2020-SFR1 Cl. A
2,320	1.499%—07/17/2038[1]	2,083
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2006-AR8 Cl. 1A4
1,555	3.676%—08/25/2046[3]	1,377
	Series 2005-AR6 Cl. 2A1A
156	4.046% (1 Month USD LIBOR + 0.460) 04/25/2045[3]	151
	Series 2005-AR13 Cl. A1A1
76	4.166% (1 Month USD LIBOR + 0.580) 10/25/2045[3]	71
		1,599
	Wells Fargo Commercial Mortgage Trust
	Series 2018-C48 Cl. A5
7,117	4.302%—01/15/2052	6,949
	WFRBS Commercial Mortgage Trust
	Series 2014-C23
6,450	3.917%—10/15/2057	6,286
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $138,428)		120,133

CORPORATE BONDS & NOTES—33.7%
AEROSPACE & DEFENSE—1.3%
	BAE Systems plc
8,580	1.900%—02/15/2031[1]	6,993
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
AEROSPACE & DEFENSE—Continued
	Boeing Co.
$4,625	5.150%—05/01/2030	$4,665
1,214	5.805%—05/01/2050	1,241
		5,906
		12,899
AUTO COMPONENTS—0.4%
	Aptiv plc / Aptiv Corp.
5,000	4.150%—05/01/2052	3,911
AUTOMOBILES—2.1%
	Ford Motor Credit Co. LLC
4,000	3.375%—11/13/2025	3,731
3,900	3.810%—01/09/2024	3,825
		7,556
	Nissan Motor Co. Ltd.
3,900	4.810%—09/17/2030[1]	3,528
	Volkswagen Group of America Finance LLC
4,700	3.350%—05/13/2025[1]	4,529
4,800	4.750%—11/13/2028[1]	4,776
		9,305
		20,389
BANKS—1.4%
	Banco Bilbao Vizcaya Argentaria SA
300	1.125%—09/18/2025	272
	Citigroup Inc.
4,700	2.572%—06/03/2031[5]	3,991
	Credit Suisse Group AG
3,070	9.016%—11/15/2033[5]	3,452
	HSBC Holdings PLC
2,850	7.390%—11/03/2028[5]	3,109
	JPMorgan Chase & Co.
4,000	1.470%—09/22/2027[5]	3,545
		14,369
BEVERAGES—0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.
4,441	4.900%—02/01/2046	4,340
BUILDING PRODUCTS—1.7%
	Carlisle Cos. Inc.
3,250	2.200%—03/01/2032	2,596
	Carrier Global Corp.
2,925	3.377%—04/05/2040	2,360
	CRH America Finance Inc.
3,200	3.950%—04/04/2028[1]	3,088
	Ferguson Finance plc
4,800	4.650%—04/20/2032[1]	4,562
	Fortune Brands Home & Security Inc.
4,700	3.250%—09/15/2029	4,177
		16,783
CAPITAL MARKETS—4.5%
	Ares Finance Co. IV LLC
4,500	3.650%—02/01/2052[1]	3,023
	BGC Partners Inc.
6,300	5.375%—07/24/2023	6,307
	BlackRock TCP Capital Corp.
5,800	2.850%—02/09/2026	5,266

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CAPITAL MARKETS—Continued
	Blackstone Holdings Finance Co. LLC
$6,000	3.200%—01/30/2052[1]	$4,074
	Block Financial LLC Co.
3,600	3.875%—08/15/2030	3,238
	Golub Capital BDC Inc.
5,800	2.500%—08/24/2026	5,090
	Hercules Capital Inc.
2,816	2.625%—09/16/2026	2,450
	KKR Group Finance Co. X LLC
3,000	3.250%—12/15/2051[1]	2,035
	Oaktree Specialty Lending Corp.
3,000	2.700%—01/15/2027	2,667
	Owl Rock Core Income Corp.
5,700	4.700%—02/08/2027	5,220
	Sixth Street Specialty Lending Inc.
5,500	2.500%—08/01/2026	4,925
		44,295
COMMERCIAL SERVICES & SUPPLIES—0.5%
	Allegion US Holding Co.
1,927	5.411%—07/01/2032	1,963
	Triton Container International Ltd.
3,519	2.050%—04/15/2026[1]	3,120
		5,083
CONSUMER FINANCE—0.7%
	Navient Corp. MTN[6]
1,704	6.125%—03/25/2024	1,702
	OneMain Finance Corp
2,800	6.875%—03/15/2025	2,795
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.
2,856	2.875%—10/15/2026[1]	2,550
		7,047
DIVERSIFIED CONSUMER SERVICES—0.4%
	Service Corp. International
4,400	4.000%—05/15/2031	3,853
DIVERSIFIED FINANCIAL SERVICES—0.1%
	National Rural Utilities Cooperative Corp.
1,222	4.750%—04/30/2043[5]	1,173
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Verizon Communications Inc.
2,915	3.700%—03/22/2061	2,220
ELECTRIC UTILITIES—1.5%
	Exelon Corp.
3,100	4.050%—04/15/2030	2,988
1,500	5.625%—06/15/2035	1,592
		4,580
	Jersey Central Power & Light Co.
900	4.300%—01/15/2026[1]	878
1,600	4.700%—04/01/2024[1]	1,587
		2,465
	New England Power Co.
2,877	5.936%—11/25/2052	3,168
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ELECTRIC UTILITIES—Continued
	Pacific Gas & Electric Co.
$2,900	3.150%—01/01/2026	$2,747
1,700	3.400%—08/15/2024	1,652
		4,399
		14,612
ENTERTAINMENT—0.3%
	Magallanes Inc.
4,000	5.141%—03/15/2052[1]	3,328
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.9%
	Agree LP Co.
1,400	2.900%—10/01/2030	1,194
	Alexandria Real Estate Equities Inc.
2,100	2.750%—12/15/2029	1,843
2,300	4.850%—04/15/2049	2,093
		3,936
	Boston Properties LP
4,905	2.750%—10/01/2026	4,512
	Brandywine Operating Partnership LP
4,000	4.100%—10/01/2024	3,870
	Digital Realty Trust LP
5,500	4.450%—07/15/2028	5,335
	EPR Properties
1,900	4.500%—06/01/2027	1,734
600	4.950%—04/15/2028	543
		2,277
	Equinix Inc.
5,000	1.000%—09/15/2025	4,519
	GLP Capital LP / GLP Financing II Inc.
4,500	4.000%—01/15/2030	4,071
	Highwoods Realty LP
2,500	2.600%—02/01/2031	1,920
	Invitation Homes Operating Partnership LP
4,000	2.700%—01/15/2034	3,093
	Physicians Realty LP
1,400	3.950%—01/15/2028	1,317
	Scentre Group Trust
5,700	4.375%—05/28/2030[1]	5,332
	Spirit Realty LP
4,700	3.400%—01/15/2030	4,073
	VICI Properties LP
3,104	4.375%—05/15/2025	3,039
		48,488
HEALTH CARE PROVIDERS & SERVICES—1.4%
	CommonSpirit Health
1,325	4.187%—10/01/2049	1,110
	CVS Pass-Through Trust
393	6.943%—01/10/2030	407
4,546	7.507%—01/10/2032[1]	4,916
		5,323
	HCA Inc.
4,000	5.375%—09/01/2026	4,026
	Pediatrix Medical Group Inc.
3,347	5.375%—02/15/2030	2,966
		13,425
HOTELS, RESTAURANTS & LEISURE—0.8%
	Expedia Group Inc.
3,450	6.250%—05/01/2025[1]	3,506

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOTELS, RESTAURANTS & LEISURE—Continued
	Marriott International Inc.
$5,000	3.500%—10/15/2032	$4,422
		7,928
HOUSEHOLD DURABLES—0.4%
	Tri Pointe Homes Inc.
1,108	5.250%—06/01/2027	1,044
2,863	5.700%—06/15/2028	2,689
		3,733
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.5%
	Vistra Operations Co. LLC
4,990	5.125%—05/13/2025[1]	4,900
INDUSTRIAL CONGLOMERATES—0.8%
	Ashtead Capital Inc.
4,540	5.550%—05/30/2033	4,560
	Textron Inc.
3,800	2.450%—03/15/2031	3,193
		7,753
INSURANCE—0.8%
	GA Global Funding Trust
4,000	1.950%—09/15/2028[1]	3,405
	SBL Holdings Inc.
5,675	5.000%—02/18/2031[1]	4,725
		8,130
MEDIA—0.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,775	5.375%—05/01/2047	4,085
2,400	6.384%—10/23/2035	2,457
		6,542
METALS & MINING—0.5%
	Anglo American Capital plc
5,267	3.875%—03/16/2029[1]	4,909
OIL, GAS & CONSUMABLE FUELS—1.4%
	Kinder Morgan Inc.
1,193	5.050%—02/15/2046	1,090
	Occidental Petroleum Corp.
13,200	0.000%—10/10/2036[7]	6,701
	Sabine Pass Liquefaction LLC
900	4.200%—03/15/2028	873
5,100	4.500%—05/15/2030	4,953
		5,826
		13,617
PHARMACEUTICALS—0.4%
	Takeda Pharmaceutical Co. Ltd.
1,500	2.050%—03/31/2030	1,269
	Teva Pharmaceutical Finance Netherlands III BV
3,000	6.750%—03/01/2028	3,021
		4,290
PROFESSIONAL SERVICES—0.1%
	KBR Inc.
1,642	4.750%—09/30/2028[1]	1,490
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
ROAD & RAIL—0.5%
	Canadian Pacific Railway Co.
$1,145	6.125%—09/15/2115	$1,260
	Norfolk Southern Corp.
3,800	4.050%—08/15/2052	3,288
		4,548
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
	Broadcom Inc.
6,904	3.137%—11/15/2035[1]	5,365
4,003	3.469%—04/15/2034[1]	3,322
		8,687
	KLA Corp.
1,230	5.650%—11/01/2034	1,284
	NXP BV/ NXP FDG/ NXP USA Co.
4,600	3.875%—06/18/2026	4,443
		14,414
SOFTWARE—0.6%
	Oracle Corp.
3,500	3.600%—04/01/2040	2,777
	VMware Inc.
3,600	4.650%—05/15/2027	3,569
		6,346
SPECIALTY RETAIL—1.1%
	Group 1 Automotive Inc.
2,900	4.000%—08/15/2028[1]	2,554
	Lithia Motors Inc.
2,956	3.875%—06/01/2029[1]	2,520
	Lowe's Cos. Inc.
2,113	5.625%—04/15/2053	2,184
	Macy's Retail Holdings LLC
3,612	5.875%—03/15/2030[1]	3,301
		10,559
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.3%
	Entegris Escrow Corp.
3,210	5.950%—06/15/2030[1]	3,086
TRADING COMPANIES & DISTRIBUTORS—1.0%
	Aircastle Ltd.
6,200	2.850%—01/26/2028[1]	5,410
	Aviation Capital Group LLC
5,300	4.125%—08/01/2025[1]	5,008
		10,418
WIRELESS TELECOMMUNICATION SERVICES—0.5%
	American Tower Corp.
1,118	3.650%—03/15/2027	1,063
	Crown Castle International Corp.
4,000	3.700%—06/15/2026	3,861
		4,924
TOTAL CORPORATE BONDS & NOTES
(Cost $362,747)		333,802

MORTGAGE PASS-THROUGH—25.9%
	Federal Home Loan Mortgage Corp.
31,400	2.500%—07/01/2050-05/01/2052	27,763
8,005	3.000%—01/01/2050	7,325
241	3.500%—01/01/2026-02/01/2035	236

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$13,381	4.000%—03/01/2025-11/01/2048	$13,259
5	4.284% (1 Month USD LIBOR + 1.930) 08/01/2035[3]	5
—	4.342% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.880) 06/01/2024[3]	—
154	4.500%—12/01/2040-09/01/2041	157
431	5.500%—02/01/2038-07/01/2038	454
1,479	6.000%—01/01/2029-05/01/2040	1,556
		50,755
	Federal Home Loan Mortgage Corp. REMIC[8]
1,445	2.725% (1 Month USD LIBOR + 0.350) 08/15/2040[3]	1,405
1,425	2.914% (1 Month USD LIBOR + 0.350) 10/15/2040[3]	1,387
4,292	3.000%—05/15/2035	399
—	3.862% (1 Month USD LIBOR + 0.450) 11/15/2030[3]	—
4,381	4.000%—10/15/2042	745
		3,936
	Federal Home Loan Mortgage Corp.
10,161	3.000%—12/15/2027	466
	Federal Home Loan Mortgage Corp. Structured Pass Through Certificates
	Series T-63 Cl. 1A1
46	2.304% (Fed 12 Month Treasury Average Constant Maturity Treasury + 1.200) 02/25/2045[3]	46
	Series E3 Cl. A
11	3.814%—08/15/2032[3]	11
		57
	Federal National Mortgage Association
35,856	2.500%—06/01/2050-04/01/2052	31,787
30,321	3.000%—11/01/2025-12/01/2050	28,025
101	3.449% (12 Month Treasury Average + 2.130) 10/01/2040[3]	98
34,100	3.500%—12/01/2025-01/01/2051	21,909
228	3.764% (12 Month USD LIBOR + 0.700) 06/01/2035[3]	234
19	3.820% (12 Month USD LIBOR + 1.740) 05/01/2035[3]	18
253	3.943% (12 Month USD LIBOR + 1.830) 08/01/2035[3]	250
34,441	4.000%—02/01/2024-07/01/2051	34,057
30,055	4.500%—04/01/2023-12/01/2050	30,334
1,040	5.000%—10/01/2031-06/01/2044	1,063
10,660	5.500%—01/01/2025-09/01/2041	11,161
3,318	6.000%—07/01/2023-06/01/2040	3,471
		162,407
	Federal National Mortgage Association REMIC[8]
11,777	0.369%—09/25/2057[3]	446
24	2.869%—05/25/2035[3]	24
1,734	2.874% (1 Month USD LIBOR + 0.310) 06/25/2055[3]	1,711
5,063	3.500%—10/25/2041	4,854
7,387	4.000%—07/25/2050	1,424
98	4.867%—12/25/2042[3]	95
10,858	5.000%—04/25/2033-05/25/2045	2,329
2,395	6.000%—07/25/2041	416
		11,299
	Government National Mortgage Association
604	3.000%—11/15/2049	555
4,702	3.111%—07/20/2037[3]	246
3,816	3.211%—07/20/2037[3]	323
8,833	4.000%—03/20/2041-03/15/2050	4,843
23,992	5.000%—08/15/2033-06/15/2050	20,066
806	5.500%—02/20/2039	156
366	6.000%—10/20/2038	54
		26,243
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Government National Mortgage Association II
$1	2.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.150) 09/20/2023[3]	$1
3	2.625%—01/20/2025[3]	3
13	2.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.220) 07/20/2027[3]	13
110	2.625% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.970) 02/20/2032[3]	108
1	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.180) 10/20/2025[3]	1
6	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.960) 11/20/25[3]	6
2	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 0.200) 12/20/2026[3]	2
25	2.750% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.120) 11/20/2029[3]	24
6	2.875%—05/20/2024[3]	6
7	3.000%—07/20/2024-09/20/2024[3]	7
1	3.000% (U.S. Treasury Yield Curve Rate T Note 1 Year Constant Maturity Treasury + 1.360) 10/20/2025[3]	1
1,269	4.500%—02/20/2049	1,262
51	5.000%—01/20/2049	52
		1,486
TOTAL MORTGAGE PASS-THROUGH
(Cost $275,837)		256,649

MUNICIPAL BONDS—0.7%
	City of Chicago, IL
816	7.750%—01/01/2042	837
	New York State Dormitory Authority
2,845	3.399%—03/15/2032	2,652
	New York State Urban Development Corp.
3,900	1.496%—03/15/2027	3,461
TOTAL MUNICIPAL BONDS
(Cost $7,544)		6,950

U.S. GOVERNMENT OBLIGATIONS—12.2%
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
4	5.130%—09/01/2023	4
	Series 2009-20A Cl. 1
635	5.720%—01/01/2029	632
	Series 2008-20H Cl. 1
1,129	6.020%—08/01/2028	1,111
		1,747
	U.S. Treasury Bonds
2,619	1.375%—08/15/2050	1,589
75,609	1.750%—08/15/2041	55,094
34,359	2.000%—08/15/2051	24,371
9,447	2.250%—02/15/2052	7,101
7,730	2.375%—02/15/2042	6,256

Harbor Core Plus Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$8,927	3.000%—08/15/2052	$7,901
6,944	3.375%—08/15/2042	6,567
		108,879
	U.S. Treasury Inflation Index Notes[9]
5,467	0.125%—10/15/2024	5,292
	U.S. Treasury Notes
5,823	2.750%—08/15/2032	5,480
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $148,262)		121,398
TOTAL INVESTMENTS—98.1%
(Cost $1,076,908)		972,649
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		18,627
TOTAL NET ASSETS—100.0%		$991,276

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $271,572 or 27% of net assets.

2	CLO after the name of a security stands for Collateralized Loan Obligation.
3
Variable or floating rate security; the stated rate represents the rate in effect as of January 31, 2023. The variable rate for such securities may be based on the indicated
reference rate and spread or on an underlying asset or pool of assets rather than a reference rate and may be determined by current interest rates, prepayments or other financial indicators.

4	Step coupon security; the stated rate represents the rate in effect as of January 31, 2023.
5	Rate changes from fixed to variable rate at a specified date prior to its final maturity. Stated rate is fixed rate currently in effect and stated date is the final maturity date.
6	MTN after the name of a security stands for Medium Term Note.
7	Zero coupon bond
8	REMICs are collateralized mortgage obligations which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	Inflation-protected securities are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Disruptive Innovation Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.2%
Shares		Value
AUTOMOBILES—0.9%
4,409	Tesla Inc.*	$764
BIOTECHNOLOGY—10.8%
30,372	Alkermes plc*	870
42,348	Allogene Therapeutics Inc.*	327
3,490	Apellis Pharmaceuticals Inc.*	184
12,330	Arrowhead Pharmaceuticals Inc.*	432
9,736	Ascendis Pharma AS ADR (Denmark)*,1	1,208
178,899	Autolus Therapeutics plc ADR (United Kingdom)*,1	385
18,193	Avidity Biosciences Inc.*	431
15,463	Bicycle Therapeutics plc ADR (United Kingdom)*,1	427
42,359	C4 Therapeutics Inc.*	330
8,683	Fate Therapeutics Inc.*	52
93,561	Freeline Therapeutics Holdings plc ADR (United Kingdom)*,1	55
7,812	Intellia Therapeutics Inc.*	332
40,482	Iovance Biotherapeutics Inc.*	322
844	Karuna Therapeutics Inc.*	168
5,093	Krystal Biotech Inc.*	423
8,918	Kymera Therapeutics Inc.*	333
119,194	Magenta Therapeutics Inc.*	65
80,470	Precision BioSciences Inc.*	93
1,090	Prometheus Biosciences Inc.*	124
19,431	REGENXBIO Inc.*	451
26,951	Repare Therapeutics Inc. (Canada)*	333
18,402	Replimune Group Inc.*	513
42,356	Rocket Pharmaceuticals Inc.*	920
1,727	Sarepta Therapeutics Inc.*	216
222,294	Synlogic Inc.*	189
53,573	TCR² Therapeutics Inc.*	78
15,396	UniQure NV (Netherlands)*	327
		9,588
CAPITAL MARKETS—0.2%
2,782	Coinbase Global Inc.*	163
CONTAINERS & PACKAGING—2.5%
37,775	Ball Corp.	2,200
ELECTRIC UTILITIES—1.8%
21,091	NextEra Energy Inc.	1,574
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
12,343	Wolfspeed Inc.*	950
ENTERTAINMENT—0.9%
11,994	Sea Ltd. ADR (Singapore)*,1	773
HEALTH CARE EQUIPMENT & SUPPLIES—3.4%
6,519	Dexcom Inc.*	698
1,382	IDEXX Laboratories Inc.*	664
1,007	Inspire Medical Systems Inc.*	255
1,821	Insulet Corp.*	523
8,339	Lantheus Holdings Inc.*	480
1,060	The Cooper Companies Inc.	370
		2,990
HEALTH CARE PROVIDERS & SERVICES—0.9%
142,415	Invitae Corp.*	336
956	UnitedHealth Group Inc.	477
		813
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—2.2%
7,311	Airbnb Inc.*	$812
674	Chipotle Mexican Grill Inc.*	1,110
		1,922
INSURANCE—1.2%
7,771	The Progressive Corp.	1,060
INTERACTIVE MEDIA & SERVICES—3.5%
12,867	Alphabet Inc. Class A*	1,272
15,664	Alphabet Inc. Class C*	1,564
2,057	Meta Platforms Inc.*	307
		3,143
INTERNET & DIRECT MARKETING RETAIL—8.1%
28,020	Amazon.com Inc.*	2,890
237,908	Deliveroo plc (United Kingdom)*,2	272
15,585	DoorDash Inc.*	903
2,636	MercadoLibre Inc. (Argentina)*	3,115
		7,180
IT SERVICES—14.6%
2,015	Adyen NV (Netherlands)*,2	3,047
16,597	Block Inc.*	1,356
27,735	Cloudflare Inc.*	1,468
13,451	Fiserv Inc.*	1,435
3,487	MongoDB Inc.*	747
32,963	Okta Inc.*	2,426
19,445	Shopify Inc. (Canada)*	958
9,623	Snowflake Inc.*	1,505
		12,942
LEISURE PRODUCTS—0.3%
23,492	Peloton Interactive Inc.*	304
LIFE SCIENCES TOOLS & SERVICES—5.1%
1,007	Bio-Rad Laboratories Inc.*	471
6,948	Danaher Corp.	1,837
5,587	ICON plc (Ireland)*	1,289
783	Lonza Group AG (Switzerland)	446
782	Thermo Fisher Scientific Inc.	446
		4,489
MACHINERY—0.6%
3,712	Chart Industries Inc.*	497
PHARMACEUTICALS—1.3%
10,303	Arvinas Inc.*	337
6,232	Catalent Inc.*	334
1,507	Eli Lilly & Co.	519
		1,190
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—12.9%
10,029	Advanced Micro Devices Inc.*	754
6,318	Applied Materials Inc.	704
2,410	ASML Holding NV (Netherlands)	1,595
6,553	Lam Research Corp.	3,277
29,733	Microchip Technology Inc.	2,308
3,926	NVIDIA Corp.	767
11,541	Texas Instruments Inc.	2,045
		11,450
SOFTWARE—22.3%
12,504	Atlassian Corp. plc*	2,021

Harbor Disruptive Innovation Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
13,474	Cadence Design Systems Inc.*	$2,463
5,022	CyberArk Software Ltd.*	708
11,983	Datadog Inc. Class A*	896
8,594	Dynatrace Inc.*	330
13,144	Fortinet Inc.*	688
2,544	HubSpot Inc.*	883
4,679	Microsoft Corp.	1,160
1,818	Palo Alto Networks Inc.*	288
11,205	Procore Technologies Inc.*	627
6,328	salesforce.com Inc.*	1,063
84,751	Samsara Inc.*	1,156
6,871	ServiceNow Inc.*	3,127
15,251	Smartsheet Inc.*	659
17,199	Workday Inc.*	3,120
3,383	Zoom Video Communications Inc.*	254
2,425	Zscaler Inc.*	301
		19,744
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—0.3%
22,752	AUTO1 Group SE (Germany)*,2	$184
7,384	Carvana Co.*	75
		259
WIRELESS TELECOMMUNICATION SERVICES—2.3%
13,829	T-Mobile US Inc.*	2,065
TOTAL COMMON STOCKS
(Cost $102,829)		86,060
TOTAL INVESTMENTS—97.2%
(Cost $102,829)		86,060
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		2,460
TOTAL NET ASSETS—100.0%		$88,520

FAIR VALUE MEASUREMENTS
As of January 31, 2023, the investments in Adyen NV, ASML Holding NV, AUTO1 Group SE, Deliveroo plc, and Lonza Group AG (as disclosed in the preceding Portfolio of Investments) were classified as Level 2 and all other investments were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $3,503 or 4% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.0%
Shares		Value
AEROSPACE & DEFENSE—0.9%
17,794	Airbus SE (France)	$2,231
308,528	BAE Systems plc (United Kingdom)	3,266
1,598,217	Rolls-Royce Holdings plc (United Kingdom)*	2,091
11,897	Thales SA (France)	1,573
		9,161
AIR FREIGHT & LOGISTICS—0.1%
23,641	Oesterreichische Post AG (Austria)	842
AIRLINES—1.0%
152,579	Air Canada (Canada)*	2,589
47,450	Copa Holdings SA (Panama)*	4,369
243,202	EasyJet plc (United Kingdom)*	1,482
332,018	Qantas Airways Ltd. (Australia)*	1,499
		9,939
AUTO COMPONENTS—0.8%
87,400	Bridgestone Corp. (Japan)	3,263
236,030	Gestamp Automocion SA (Spain)*,1	1,042
303,156	Johnson Electric Holdings Ltd. (Hong Kong)	417
31,090	Magna International Inc. (Canada)	2,018
24,800	Toyota Industries Corp. (Japan)	1,510
		8,250
AUTOMOBILES—0.4%
30,788	Bayerische Motoren Werke AG (Germany)	3,136
47,400	Toyota Motor Corp. (Japan)	696
		3,832
BANKS—11.4%
167,951	Australia & New Zealand Banking Group Ltd (Australia)	2,989
611,383	Bank of Ireland Group plc (Ireland)*	6,532
59,216	Bank of Nova Scotia (Canada)[2]	3,206
3,238,802	Barclays plc (United Kingdom)	7,445
114,702	BNP Paribas SA (France)	7,878
986,239	CaixaBank SA (Spain)*	4,376
38,259	Capitec Bank Holdings Ltd. (South Africa)	3,952
35,875	Close Brothers Group plc (United Kingdom)	430
20,750	Danske Bank AS (Denmark)	432
141,147	DBS Group Holdings Ltd. (Singapore)	3,864
85,157	DNB Bank ASA (Norway)	1,592
49,600	Fukuoka Financial Group Inc. (Japan)	1,144
795,600	Grupo Financiero Banorte SAB de CV (Mexico)*	6,591
165,297	HDFC Bank Ltd. ADR (India)[3]	11,134
128,762	HSBC Holdings plc (Hong Kong)	947
252,730	Intesa Sanpaolo SpA (Italy)*	665
10,091,192	Lloyds Banking Group plc (United Kingdom)	6,567
18,047,000	PT Bank Central Asia TBK (Indonesia)	10,242
1,133,700	Resona Holdings Inc. (Japan)	6,274
163,931	Shinhan Financial Group Co. Ltd. (South Korea)*	5,543
333,601	Standard Chartered plc (United Kingdom)	2,802
36,500	Sumitomo Mitsui Financial Group Inc. (Japan)	1,586
112,500	Sumitomo Mitsui Trust Holdings Inc. (Japan)	4,098
278,830	Svenska Handelsbanken AB (Sweden)	2,908
322,828	UniCredit SpA (Italy)	6,305
94,582	United Overseas Bank Ltd. (Singapore)	2,150
		111,652
BEVERAGES—2.4%
34,167	Anheuser-Busch InBev SA/NA (Belgium)	2,062
49,700	Asahi Group Holdings Ltd. (Japan)	1,641
15,630	Carlsberg AS (Denmark)	2,219
28,454	Coca-Cola Europacific Partners plc (United States)	1,600
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
123,398	Davide Campari-Milano NV (Italy)	$1,324
98,916	Diageo plc (United Kingdom)	4,325
40,107	Heineken NV (Netherlands)	4,008
354,300	Kirin Holdings Co. Ltd. (Japan)	5,460
3,754	Pernod Ricard SA (France)	777
		23,416
BIOTECHNOLOGY—0.5%
21,327	CSL Ltd. (Australia)	4,503
BUILDING PRODUCTS—1.1%
200,510	Assa Abloy AB Class B (Sweden)	4,723
7,654	Geberit AG (Switzerland)	4,355
202,580	GWA Group Ltd. (Australia)	312
75,400	LIXIL Group Corp. (Japan)	1,302
		10,692
CAPITAL MARKETS—2.3%
293,158	3i Group plc (United Kingdom)	5,719
48,379	Brookfield Asset Management A (Canada)*	1,580
193,515	Brookfield Corp. (Canada)*	7,199
80,300	Daiwa Securities Group Inc. (Japan)	379
135,518	IG Group Holdings plc (United Kingdom)	1,333
444,599	Jupiter Fund Management plc (United Kingdom)	770
554,300	Nomura Holdings Inc. (Japan)	2,212
19,092	Rathbone Brothers plc (United Kingdom)	493
126,136	St. James's Place plc (United Kingdom)	1,913
30,128	UBS Group AG (Switzerland)	643
		22,241
CHEMICALS—0.8%
179,200	Air Water Inc. (Japan)	2,192
54,569	BASF SE (Germany)	3,129
28,100	Nissan Chemical Corp. (Japan)	1,327
26,500	Sumitomo Bakelite Co. Ltd. (Japan)	863
		7,511
COMMERCIAL SERVICES & SUPPLIES—1.2%
15,600	AEON Delight Co. Ltd. (Japan)	370
11,182	Befesa SA (Germany)*,1	641
119,103	Brambles Ltd. (Australia)	1,013
793,527	Cleanaway Waste Management Ltd. (Australia)	1,538
22,400	Daiei Kankyo Co. Ltd. (Japan)*	291
33,171	Elis SA (France)	583
72,713	Ritchie Bros Auctioneers Inc. (Canada)	4,397
15,700	SECOM Co. Ltd. (Japan)	935
1,111,391	Serco Group plc (United Kingdom)	2,002
		11,770
CONSTRUCTION & ENGINEERING—1.0%
20,777	Ferrovial SA (Spain)	613
184,100	Infroneer Holdings Inc. (Japan)	1,469
346,100	Obayashi Corp. (Japan)	2,685
256,000	Penta-Ocean Construction Co. Ltd. (Japan)	1,277
163,080	SNC-Lavalin Group Inc. (Canada)	3,499
		9,543
CONSTRUCTION MATERIALS—1.2%
160,900	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	886
15,381	CRH plc (Ireland)	719
294,100	Fletcher Building Ltd. (New Zealand)	968
61,417	Holcim Ltd. (Switzerland)*	3,672

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
5,635	Imerys SA (France)	$234
27,137	James Hardie Industries PLC CDI (Australia)*,3	609
139,100	Taiheiyo Cement Corp. (Japan)	2,397
8,390	Vicat SA (France)	234
76,044	Wienerberger AG (Austria)	2,287
		12,006
CONSUMER FINANCE—0.1%
317,906	International Personal Finance plc (United Kingdom)	332
388,582	Non-Standard Finance plc (United Kingdom)*,1	3
225,062	Provident Financial plc (United Kingdom)	650
		985
CONTAINERS & PACKAGING—0.4%
522,193	DS Smith plc (United Kingdom)	2,286
149,900	Toyo Seikan Group Holdings Ltd. (Japan)	1,946
		4,232
DISTRIBUTORS—0.3%
236,199	Inchcape plc (United Kingdom)	2,663
DIVERSIFIED FINANCIAL SERVICES—1.6%
600,417	AMP Ltd. (Australia)*	569
2,785,000	B3 Brasil Bolsa Balcao SA (Brazil)*	7,110
667,802	Chailease Holding Co. Ltd. (Taiwan)	5,033
113,371	Challenger Ltd. (Australia)	581
20,670	Macquarie Group Ltd. (Australia)	2,758
		16,051
DIVERSIFIED TELECOMMUNICATION SERVICES—1.5%
42,786	BCE Inc. (Canada)	2,022
77,193	Deutsche Telekom AG (Germany)*	1,720
660,678	Koninklijke KPN NV (Netherlands)	2,259
245,000	Nippon Telegraph & Telephone Corp. (Japan)	7,346
438,642	Telstra Corp. Ltd. (Australia)	1,268
		14,615
ELECTRIC UTILITIES—0.2%
24,093	Orsted AS (Denmark)[1]	2,146
ELECTRICAL EQUIPMENT—2.6%
102,631	ABB Ltd. (Switzerland)	3,573
5,131	Accelleron Industries AG (Switzerland)*	121
228,692	Havells India Ltd. (India)*	3,318
52,835	Legrand SA (France)	4,711
221,500	Mitsubishi Electric Corp. (Japan)	2,441
25,375	Schneider Electric SE (France)	4,117
259,013	Vestas Wind Systems AS (Denmark)	7,579
		25,860
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.1%
643,315	Delta Electronics Inc. (Taiwan)	6,239
21,800	Kyocera Corp. (Japan)	1,131
12,700	Omron Corp. (Japan)	735
55,500	TDK Corp. (Japan)	1,983
29,200	Topcon Corp. (Japan)	380
		10,468
ENERGY EQUIPMENT & SERVICES—0.1%
271,876	John Wood Group plc (United Kingdom)*	477
109,847	Petrofac Ltd. (United Kingdom)*	113
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—Continued
20,321	Saipem SpA (Italy)*	$31
27,248	Technip Energies NV (France)*	528
		1,149
ENTERTAINMENT—0.2%
23,753	CTS Eventim AG & Co. KGaA (Germany)*	1,667
53,770	Modern Times Group MTG AB Class B (Sweden)*	476
		2,143
FOOD & STAPLES RETAILING—2.9%
116,980	Alimentation Couche-Tard Inc. (Canada)*	5,342
265,703	Bid Corp. Ltd. (South Africa)	5,485
194,087	Clicks Group Ltd. (South Africa)	2,963
97,243	Koninklijke Ahold Delhaize NV (Netherlands)	2,902
69,632	Loblaw Cos. Ltd. (Canada)	6,238
21,100	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	1,053
274,816	Metcash Ltd. (Australia)	814
39,200	Seven & I Holdings Co. Ltd. (Japan)	1,851
500,667	Tesco plc (United Kingdom)	1,522
140,921	X5 Retail Group NV GDR (Russia)*	—[x]
		28,170
FOOD PRODUCTS—1.5%
1,371,000	China Mengniu Dairy Co. Ltd. (China)*	6,613
193,318	Devro plc (United Kingdom)	731
752,000	First Pacific Co. Ltd. (Hong Kong)	262
56,500	Megmilk Snow Brand Co. Ltd. (Japan)	791
49,200	NH Foods Ltd. (Japan)	1,477
49,900	Toyo Suisan Kaisha Ltd. (Japan)	2,062
27,446	Viscofan SA (Spain)	1,769
11,500	Yakult Honsha Co. Ltd. (Japan)	821
		14,526
HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
40,616	Coloplast AS Class B (Denmark)	4,904
1,065,338	ConvaTec Group plc (United Kingdom)[1]	3,090
78,076	Demant AS (Denmark)*	2,210
54,618	Getinge AB Class B (Sweden)*	1,230
57,010	GN Store Nord AS (Denmark)	1,406
84,989	Koninklijke Philips NV (Netherlands)*	1,467
33,155	Smith & Nephew plc (United Kingdom)	458
7,263	Sonova Holding AG (Switzerland)	1,816
		16,581
HEALTH CARE PROVIDERS & SERVICES—0.7%
63,686	Amplifon SpA (Italy)	1,759
74,306	Fresenius Medical Care AG & Co. KGaA (Germany)	2,790
92,600	MediPAL Holdings Corp. (Japan)	1,236
38,500	Ship Healthcare Holdings Inc. (Japan)	748
		6,533
HOTELS, RESTAURANTS & LEISURE—2.8%
49,416	Aristocrat Leisure Ltd. (Australia)	1,193
39,838	Carnival plc (United Kingdom)*	381
264,992	Compass Group plc (United Kingdom)	6,330
250,690	Entain plc (United Kingdom)*	4,623
41,805	Flutter Entertainment plc (Ireland)*	6,494
267,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	1,859
11,725	InterContinental Hotels Group plc (United Kingdom)	814
68,824	Playtech plc (United Kingdom)*	480

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
1,100,522	SSP Group plc (United Kingdom)*	$3,523
708,911	TUI AG (Germany)*	1,490
		27,187
HOUSEHOLD DURABLES—1.2%
83,798	Barratt Developments plc (United Kingdom)	476
879,400	Midea Group Co. Ltd. (China)	7,217
61,600	Sekisui Chemical Co. Ltd. (Japan)	863
21,600	Sony Group Corp. (Japan)	1,930
692,183	Taylor Wimpey plc (United Kingdom)	1,004
		11,490
HOUSEHOLD PRODUCTS—0.4%
54,410	Reckitt Benckiser Group plc (United Kingdom)	3,877
INDUSTRIAL CONGLOMERATES—1.2%
125,500	CK Hutchison Holdings Ltd. (Hong Kong)	799
30,817	DCC plc (United Kingdom)	1,755
106,500	Hitachi Ltd. (Japan)	5,585
45,200	Jardine Matheson Holdings Ltd. (Hong Kong)	2,403
324,271	Melrose Industries plc (United Kingdom)*	572
153,100	Nisshinbo Holdings Inc. (Japan)	1,144
		12,258
INSURANCE—6.5%
71,115	Admiral Group plc (United Kingdom)	1,933
1,726,600	AIA Group Ltd. (Hong Kong)	19,524
173,701	AXA SA (France)	5,419
222,500	Dai-ichi Life Holdings Inc. (Japan)	5,220
17,085	Fairfax Financial Holdings Ltd. (Canada)*	11,311
72,500	Great Eastern Holdings Ltd. (Singapore)	1,050
5,420	Hannover Rueck SE (Germany)	1,101
4,804	Helvetia Holding AG (Switzerland)	601
70,891	Hiscox Ltd. (United Kingdom)	987
181,700	Japan Post Holdings Co. Ltd. (Japan)	1,595
19,000	Prudential plc (Hong Kong)	313
124,012	Prudential plc. (United Kingdom)	2,060
310,929	QBE Insurance Group Ltd. (Australia)	3,034
100,525	Sampo OYJ (Finland)	5,278
192,700	Tokio Marine Holdings Inc. (Japan)	4,036
		63,462
INTERACTIVE MEDIA & SERVICES—1.3%
237,592	Auto Trader Group plc (United Kingdom)[1]	1,843
39,553	Baidu Inc. ADR (China)*,3	5,327
53,283	Carsales.com Ltd. (Australia)	863
697,282	Rightmove plc (United Kingdom)	5,066
		13,099
INTERNET & DIRECT MARKETING RETAIL—2.2%
29,510	Cazoo Group Ltd. (Cayman Islands)*	6
85,604	HelloFresh SE (Germany)*	2,081
23,184	Just Eat Takeaway.com NV (Netherlands)*,1	595
52,441	Naspers Ltd. (South Africa)*	10,139
354,702	Vipshop Holdings Ltd. ADR (China)*,3	5,487
37,808	Zalando SE (Germany)*,1	1,763
55,000	ZOZO Inc. (Japan)	1,426
		21,497
IT SERVICES—2.9%
14,175	ALTEN SA (France)	2,178
1,997,143	Capita plc (United Kingdom)*	690
65,973	Edenred (France)	3,594
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
295,443	Infosys Ltd. ADR (India)[3]	$5,554
84,400	NEC Corp. (Japan)	3,049
58,200	NET One Systems Co. Ltd. (Japan)	1,577
34,000	NS Solutions Corp. (Japan)	875
57,400	NTT Data Corp. (Japan)	891
5,727	Reply SpA (Italy)	744
94,200	SCSK Corp. (Japan)	1,534
54,041	Softcat plc (United Kingdom)	809
170,345	Tata Consultancy Services Ltd. (India)	7,030
		28,525
LEISURE PRODUCTS—0.6%
12,260	Mips AB (Sweden)	469
122,500	Sega Sammy Holdings Inc. (Japan)	1,940
124,849	Spin Master Corp. (Canada)[1]	3,280
		5,689
LIFE SCIENCES TOOLS & SERVICES—0.3%
38,583	Eurofins Scientific SE (France)	2,767
6,988	Gerresheimer AG (Germany)	517
		3,284
MACHINERY—3.8%
30,721	ALFA Laval AB (Sweden)	965
14,409	Andritz AG (Austria)	862
331,672	CNH Industrial NV (Italy)	5,868
21,600	Daifuku Co. Ltd. (Japan)	1,189
121,940	Fluidra SA (Spain)	2,153
13,998	GEA Group AG (Germany)	632
65,930	Iveco Group NV (Italy)*	540
68,300	Kubota Corp. (Japan)	1,026
59,000	Mitsubishi Heavy Industries Ltd. (Japan)	2,313
34,000	Miura Co. Ltd. (Japan)	851
99,800	NSK Ltd. (Japan)	561
124,802	Rotork plc (United Kingdom)	492
137,238	Sandvik AB (Sweden)*	2,836
1,107,100	Sany Heavy Industry Co. Ltd. (China)	2,880
27,286	Stabilus SA (Germany)*	1,882
534,000	Techtronic Industries Co. Ltd. (Hong Kong)	6,884
94,575	Wartsila OYJ ABP (Finland)*	900
2,985,000	Weichai Power Co. Ltd. (China)	4,508
		37,342
MARINE—0.2%
192,984	Irish Continental Group plc (Ireland)*	906
32,800	Kawasaki Kisen Kaisha Ltd. (Japan)	685
		1,591
MEDIA—1.5%
189,600	Fuji Media Holdings Inc. (Japan)	1,601
79,440	Future plc (United Kingdom)*	1,479
76,900	Hakuhodo DY Holdings Inc. (Japan)	831
112,188	Informa plc (United Kingdom)	928
2,112,505	ITV plc (United Kingdom)	2,116
79,826	JCDecaux SA (France)*	1,806
42,613	MediaSet Espana Comunicacion SA (Spain)	153
128,320	Nippon Television Holdings Inc. (Japan)	1,038
23,095	Schibsted ASA Class A (Norway)	504
10,366	Schibsted ASA Class B (Norway)	217
79,300	TBS Holdings Inc. (Japan)	926

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
MEDIA—Continued
39,409	Viaplay Group (Sweden)*	$973
210,574	WPP plc (United Kingdom)	2,460
		15,032
METALS & MINING—6.3%
116,918	Acerinox SA (Spain)	1,266
261,696	African Rainbow Minerals Ltd. (South Africa)	4,291
27,447	Alleima AB (Sweden)*	137
30,633	Anglo American Platinum Ltd. (South Africa)	2,278
146,183	ArcelorMittal SA (France)	4,535
305,261	Barrick Gold Corp. (Canada)	5,970
180,917	BHP Group Ltd. (Australia)	6,336
91,284	BlueScope Steel Ltd. (Australia)	1,245
29,900	Dowa Holdings Co. Ltd. (Japan)	1,044
303,932	Evolution Mining Ltd. (Australia)	691
148,558	First Quantum Minerals Ltd. (Canada)	3,447
26,907	Franco-Nevada Corp. (Canada)	3,947
1,150,054	Glencore plc (United Kingdom)*	7,702
96,857	Newcrest Mining Ltd. (Australia)	1,539
19,106	OZ Minerals Ltd. (Australia)	378
66,529	Rio Tinto plc (United Kingdom)	5,209
320,373	Severstal PJSC GDR (Russia)*	—[x]
123,276	Southern Copper Corp. (Peru)	9,272
57,800	Sumitomo Metal Mining Co. Ltd. (Japan)	2,347
		61,634
MULTILINE RETAIL—0.1%
69,500	Marui Group Co. Ltd. (Japan)	1,184
OIL, GAS & CONSUMABLE FUELS—4.3%
759,360	Beach Energy Ltd. (Australia)	816
2,505,127	BP plc (United Kingdom)	15,131
145,056	Canadian Natural Resources Ltd. (Canada)	8,904
231,029	Equinor ASA (Norway)	7,041
192,100	INPEX Corp. (Japan)	2,111
237,179	PrairieSky Royalty Ltd. (Canada)	4,075
526,093	Santos Ltd. (Australia)	2,686
65,897	Woodside Energy Group Ltd. (Australia)	1,706
		42,470
PAPER & FOREST PRODUCTS—0.2%
475,700	Oji Holdings Corp. (Japan)	1,966
PERSONAL PRODUCTS—1.3%
523,917	Dabur India Ltd. (India)	3,566
276,209	L'Occitane International SA (Hong Kong)	768
570,144	Marico Ltd. (India)*	3,478
105,892	Unilever plc (United Kingdom)	5,390
		13,202
PHARMACEUTICALS—2.7%
106,514	Novo Nordisk AS (Denmark)	14,741
31,186	Roche Holding AG (Switzerland)	9,735
14,600	Sawai Group Holdings Co. Ltd. (Japan)	452
62,200	Tsumura & Co. (Japan)	1,330
		26,258
PROFESSIONAL SERVICES—2.7%
61,328	Adecco Group AG (Switzerland)*	2,278
136,285	ALS Ltd. (Australia)	1,264
105,684	Experian plc (United Kingdom)	3,865
1,676,750	Hays plc (United Kingdom)	2,558
89,786	Intertek Group plc (United Kingdom)	4,826
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
96,554	IPH Ltd. (Australia)	$584
74,400	Nomura Co. Ltd. (Japan)	535
118,255	PageGroup plc (United Kingdom)*	666
39,400	Persol Holdings Co. Ltd. (Japan)	864
10,280	Randstad NV (Netherlands)	659
151,265	RELX plc (United Kingdom)	4,494
124,964	RWS Holdings plc (United Kingdom)	581
22,500	TechnoPro Holdings Inc. (Japan)*	701
7,997	Teleperformance (France)	2,223
		26,098
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
158,400	Daiwa House Industry Co. Ltd. (Japan)	3,804
46,176	Singapore Land Group Ltd (Singapore)	79
195,500	Swire Pacific Ltd. (Hong Kong)	1,792
		5,675
ROAD & RAIL—1.5%
78,162	Canadian Pacific Railway Ltd. (Canada)	6,169
23,900	East Japan Railway Co. (Japan)	1,333
518,574	Localiza Rent A Car Ltd. (Brazil)*	6,049
1,980	Localiza Rent A Car SA (Brazil)*	23
208,739	National Express Group plc (United Kingdom)*	344
105,000	Senko Group Holdings Co. Ltd. (Japan)	812
		14,730
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.4%
71,200	ASM Pacific Technology Ltd. (Hong Kong)	588
13,096	ASML Holding NV (Netherlands)	8,665
140,000	MediaTek Inc. (Taiwan)	3,383
200,600	Renesas Electronics Corp. (Japan)*	2,063
15,000	ROHM Co. Ltd. (Japan)	1,202
56,259	SK Hynix Inc. (South Korea)*	4,070
748,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	13,200
		33,171
SOFTWARE—0.9%
3,968	Constellation Software Inc. (Canada)	7,011
20,600	Oracle Corp. Japan (Japan)	1,411
		8,422
SPECIALTY RETAIL—1.2%
22,200	ABC-Mart Inc. (Japan)	1,196
1,344,700	Esprit Holdings Ltd. (Hong Kong)*	143
252,942	Pets at Home Group plc (United Kingdom)	1,100
58,800	USS Co. Ltd. (Japan)	967
106,555	WH Smith plc (United Kingdom)*	2,104
1,119,000	Zhongsheng Group Holdings Ltd (China)	6,332
		11,842
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
469,000	Advantech Co. Ltd. (Taiwan)	5,363
23,147	Logitech International SA (Switzerland)	1,354
18,469	Quadient SA (France)	326
155,422	Samsung Electronics Co Ltd. (South Korea)	7,742
		14,785
TEXTILES, APPAREL & LUXURY GOODS—2.8%
19,006	Adidas AG (Germany)	3,060
38,920	Cie Financiere Richemont SA (Switzerland)	6,000
29,783	EssilorLuxottica SA (France)	5,464
54,595	Gildan Activewear Inc. (Canada)	1,712

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—Continued
456,500	Li Ning Co. Ltd. (China)	$4,513
297,900	Samsonite International SA (Hong Kong)*,1	887
436,800	Shenzhou International Group Holdings Ltd. (China)	5,501
491,570	Stella International Holdings Ltd. (Hong Kong)	496
		27,633
THRIFTS & MORTGAGE FINANCE—0.7%
214,922	Housing Development Finance Corp. Ltd. (India)	6,934
TOBACCO—0.1%
13,597	British American Tobacco plc (United Kingdom)	521
TRADING COMPANIES & DISTRIBUTORS—1.7%
436,100	BOC Aviation Ltd. (China)[1]	3,632
47,285	Brenntag SE (Germany)	3,530
107,857	Bunzl plc (United Kingdom)	3,959
101,642	Finning International Inc. (Canada)	2,867
61,900	ITOCHU Corp. (Japan)	2,001
26,797	Rexel SA (France)	593
		16,582
TRANSPORTATION INFRASTRUCTURE—0.8%
89,795	Getlink SE (France)	1,519
321,688	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	5,541
50,200	Mitsubishi Logistics Corp. (Japan)	1,172
		8,232
COMMON STOCKS—Continued
Shares		Value
WIRELESS TELECOMMUNICATION SERVICES—0.3%
40,200	KDDI Corp. (Japan)	$1,256
34,971	Rogers Communications Inc. (Canada)	1,700
		2,956
TOTAL COMMON STOCKS
(Cost $868,539)		960,108

PREFERRED STOCKS—0.2%
(Cost $2,568)
AUTOMOBILES—0.2%
15,694	Volkswagen AG (Germany)	2,176
TOTAL INVESTMENTS—98.2%
(Cost $871,107)		962,284
CASH AND OTHER ASSETS, LESS LIABILITIES—1.8%		17,850
TOTAL NET ASSETS—100.0%		$980,134

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$29,108	$—	$29,108
Europe	—	408,441	—	408,441
Latin America	38,961	—	—	38,961
Middle East/Central Asia	16,689	24,326	—	41,015
North America	100,083	—	—	100,083
Pacific Basin	11,105	331,395	—	342,500
Preferred Stocks
Europe	—	2,176	—	2,176
Total Investments in Securities	$166,838	$795,446	$—	$962,284
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2023 (000s)	Unrealized Gain/Loss as of 01/31/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(11,174)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)*	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $18,922 or 2% of net assets.

2	All or a portion of this security was out on loan as of January 31, 2023. The market value of securities on loan and non-cash collateral were $3,081 and $3,269, respectively.
3
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Global Leaders Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.5%
Shares		Value
AEROSPACE & DEFENSE—3.1%
3,056	TransDigm Group Inc. (United States)*	$2,193
AUTO COMPONENTS—2.3%
14,164	Aptiv plc (United States)*	1,602
BANKS—3.1%
31,989	HDFC Bank Ltd. ADR (India)[1]	2,155
CAPITAL MARKETS—3.9%
179,891	Allfunds Group plc (Netherlands)	1,431
12,234	Intercontinental Exchange Inc. (United States)	1,316
		2,747
CHEMICALS—2.3%
5,600	Sika AG (Switzerland)	1,591
COMMERCIAL SERVICES & SUPPLIES—2.9%
329,521	Rentokil Initial plc (United Kingdom)	1,998
DIVERSIFIED CONSUMER SERVICES—3.2%
108,129	Chegg Inc. (United States)*	2,245
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.0%
6,160	Keyence Corp. (Japan)	2,836
ENTERTAINMENT—4.0%
39,648	Liberty Media Corp. (United Kingdom)*	2,807
FOOD & STAPLES RETAILING—3.6%
43,654	Alimentation Couche-Tard Inc. (Canada)	1,994
13,420	Zur Rose Group AG (Switzerland)*	506
		2,500
HEALTH CARE EQUIPMENT & SUPPLIES—2.5%
8,472	Steris plc (United States)	1,750
HEALTH CARE PROVIDERS & SERVICES—1.6%
2,290	UnitedHealth Group Inc. (United States)	1,143
INSURANCE—4.5%
279,300	AIA Group Ltd. (Hong Kong)	3,158
INTERNET & DIRECT MARKETING RETAIL—1.5%
60,472	Coupang Inc. (South Korea)*	1,021
IT SERVICES—13.8%
912	Adyen NV (Netherlands)*,2	1,379
46,563	Cloudflare Inc. (United States)*	2,464
4,285	Globant SA*	695
39,803	Shopify Inc. (Canada)*	1,961
13,959	Visa Inc. (United States)	3,213
		9,712
LIFE SCIENCES TOOLS & SERVICES—7.7%
14,472	Bio-Techne Corp. (United States)	1,153
10,792	Iqvia Holdings Inc. (United States)*	2,476
3,167	Lonza Group AG (Switzerland)	1,806
		5,435
MEDIA—3.7%
6,742	Charter Communications Inc. (United States)*	2,591
PHARMACEUTICALS—2.2%
9,404	Zoetis Inc. (United States)	1,556
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—5.5%
33,766	CoStar Group Inc. (United States)*	$2,630
37,050	Recruit Holdings Co. Ltd. (Japan)	1,192
		3,822
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.7%
25,629	Entegris Inc. (United States)	2,069
10,960	Texas Instruments Inc. (United States)	1,942
		4,011
SOFTWARE—13.4%
1,632	Constellation Software Inc. (Canada)	2,884
7,058	Microsoft Corp. (United States)	1,749
7,065	Roper Technologies Inc. (United States)	3,015
3,821	ServiceNow Inc. (United States)*	1,739
		9,387
TRADING COMPANIES & DISTRIBUTORS—3.0%
75,300	Monotaro Co. Ltd. (Japan)	1,141
6,557	Siteone Landscape Supply Inc. (United States)*	993
		2,134
TOTAL COMMON STOCKS
(Cost $61,403)		68,394
TOTAL INVESTMENTS—97.5%
(Cost $61,403)		68,394
CASH AND OTHER ASSETS, LESS LIABILITIES—2.5%		1,765
TOTAL NET ASSETS—100.0%		$70,159

Harbor Global Leaders Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$2,807	$8,711	$—	$11,518
Latin America	695	—	—	695
Middle East/Central Asia	2,155	—	—	2,155
North America	44,678	—	—	44,678
Pacific Basin	1,021	8,327	—	9,348
Total Investments in Securities	$51,356	$17,038	$—	$68,394
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $1,379 or 2% of net assets.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Principal Amounts, Value and Cost in Thousands
CONVERTIBLE BONDS—2.5%
AIRLINES—0.4%
	Spirit Airlines Inc.
$536	1.000%—05/15/2026	$441
246	9.375%—11/30/2029	268
		709
BIOTECHNOLOGY—0.1%
	Exact Sciences Corp.
264	0.375%—03/15/2027	250
DIVERSIFIED CONSUMER SERVICES—0.1%
	Chegg Inc.
221	0.125%—03/15/2025	195
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
	Liberty Latin America Ltd.
585	2.000%—07/15/2024	539
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Redfin Corp.
433	0.500%—04/01/2027	222
HEALTH CARE TECHNOLOGY—0.0%
	Livongo Health Inc.
68	0.875%—06/01/2025	61
HOTELS, RESTAURANTS & LEISURE—0.1%
	DraftKings Inc.
315	0.000%—03/15/2028[1]	217
IT SERVICES—0.3%
	Block Inc.
215	0.125%—03/01/2025	219
271	0.250%—11/01/2027	219
		438
	Okta Inc.
247	0.375%—06/15/2026	211
		649
LEISURE PRODUCTS—0.3%
	Peloton Interactive Inc.
716	0.000%—02/15/2026[1]	555
MEDIA—0.2%
	Dish Network Corp.
322	2.375%—03/15/2024	300
SOFTWARE—0.5%
	Bentley Systems Inc.
252	0.375%—07/01/2027	212
	Blackline Inc.
243	0.000%—03/15/2026[1]	212
	DigitalOcean Holdings Inc.
280	0.000%—12/01/2026[1]	216
	Splunk Inc.
276	1.125%—06/15/2027	239
		879
SPECIALTY RETAIL—0.1%
	Liberty Interactive LLC
789	3.750%—02/15/2030	272
TOTAL CONVERTIBLE BONDS
(Cost $5,312)		4,848

CORPORATE BONDS & NOTES—75.9%
AEROSPACE & DEFENSE—1.8%
	TransDigm Inc.
$841	6.250%—03/15/2026[2]	$842
998	6.375%—06/15/2026	987
479	8.000%—12/15/2025[2]	489
		2,318
	TransDigm UK Holdings plc
607	6.875%—05/15/2026	602
	Triumph Group Inc.
675	8.875%—06/01/2024[2]	686
		3,606
AIR FREIGHT & LOGISTICS—0.1%
	GXO Logistics Inc.
337	2.650%—07/15/2031	265
AUTO COMPONENTS—2.1%
	Allison Transmission Inc.
487	3.750%—01/30/2031[2]	413
	American Axle & Manufacturing Inc.
389	5.000%—10/01/2029	321
	Clarios Global LP / Clarios US Finance Co.
669	8.500%—05/15/2027[2]	667
	Dana Financing Luxembourg Sarl
860	5.750%—04/15/2025[2]	852
	Goodyear Tire & Rubber Co.
839	5.000%—05/31/2026-07/15/2029	770
496	9.500%—05/31/2025	512
		1,282
	ZF North America Capital Inc.
648	4.750%—04/29/2025[2]	626
		4,161
AUTOMOBILES—3.8%
	Ford Motor Co.
522	4.750%—01/15/2043	408
1,043	9.625%—04/22/2030	1,229
		1,637
	Ford Motor Credit Co. LLC
486	3.625%—06/17/2031	405
876	4.125%—08/17/2027	809
2,500	4.375%—08/06/2023	2,487
450	4.950%—05/28/2027	430
		4,131
	Jaguar Land Rover Automotive plc
500	5.625%—02/01/2023[2]	500
476	5.875%—01/15/2028[2]	406
352	7.750%—10/15/2025[2]	347
		1,253
	THOR Industries Inc.
471	4.000%—10/15/2029[2]	392
		7,413
BEVERAGES—0.2%
	Triton Water Holdings Inc.
394	6.250%—04/01/2029[2]	313
BUILDING PRODUCTS—0.5%
	Eco Material Technologies Inc.
563	7.875%—01/31/2027[2]	542
	Standard Industries Inc.
533	3.375%—01/15/2031[2]	424
		966

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
CAPITAL MARKETS—0.7%
	Global Infrastructure Solutions Inc.
$251	7.500%—04/15/2032[2]	$214
	GrafTech Finance Inc.
448	4.625%—12/15/2028[2]	382
	Metis Merger Sub LLC
506	6.500%—05/15/2029[2]	432
	RP Escrow Issuer LLC
422	5.250%—12/15/2025[2]	345
		1,373
CHEMICALS—2.0%
	Avient Corp.
456	5.750%—05/15/2025[2]	452
111	7.125%—08/01/2030[2]	112
		564
	Celanese US Holdings LLC
343	6.379%—07/15/2032	346
	Consolidated Energy Finance SA
371	5.625%—10/15/2028[2]	323
	Illuminate Buyer LLC / Illuminate Holdings IV Inc.
387	9.000%—07/01/2028[2]	346
	Ineos Quattro Finance 2 plc
384	3.375%—01/15/2026[2]	353
	Methanex Corp.
456	5.125%—10/15/2027	435
	Olympus Water US Holding Corp
358	7.125%—10/01/2027[2]	351
	SCIL IV LLC / SCIL USA Holdings LLC
200	5.375%—11/01/2026[2]	184
	Trinseo Materials Operating SCA / Trinseo Materials Finance Inc.
355	5.375%—09/01/2025[2]	311
	Tronox Inc.
239	4.625%—03/15/2029[2]	205
	Vibrantz Technologies Inc.
700	9.000%—02/15/2030[2]	540
		3,958
COMMERCIAL SERVICES & SUPPLIES—1.1%
	Allied Universal Holdco LLC / Allied Universal Finance Corp.
353	6.625%—07/15/2026[2]	340
	Garda World Security Corp.
336	9.500%—11/01/2027[2]	332
	GFL Environmental Inc.
484	4.375%—08/15/2029[2]	430
451	4.750%—06/15/2029[2]	408
		838
	Stericycle Inc.
639	5.375%—07/15/2024[2]	634
		2,144
COMMUNICATIONS EQUIPMENT—0.3%
	CommScope Inc.
502	6.000%—03/01/2026[2]	481
CONSTRUCTION & ENGINEERING—0.5%
	Picasso Finance Sub Inc.
728	6.125%—06/15/2025[2]	733
	Pike Corp.
204	5.500%—09/01/2028[2]	180
		913
CORPORATE BONDS & NOTES—Continued
CONSUMER FINANCE—1.5%
	Ally Financial Inc.
$241	8.000%—11/01/2031	$266
	Cobra AcquisitionCo LLC
491	6.375%—11/01/2029[2]	300
	Navient Corp.
182	5.875%—10/25/2024	180
803	6.750%—06/25/2025	802
377	7.250%—09/25/2023	382
		1,364
	Navient Corp. MTN[3]
299	5.625%—08/01/2033	232
	OneMain Finance Corp.
798	6.125%—03/15/2024	792
		2,954
CONTAINERS & PACKAGING—1.0%
	ARD Finance SA
—	6.500%—06/30/2027[2]	—
	Ardagh Metal Packaging Finance PLC
812	5.250%—04/30/2025[2]	795
420	6.000%—06/15/2027[2]	420
		1,215
	Ball Corp.
283	6.875%—03/15/2028	292
	Mauser Packaging Solutions Holding Co.
534	7.250%—04/15/2025[2]	522
		2,029
DIVERSIFIED FINANCIAL SERVICES—0.0%
	AG TTMT Escrow Issuer LLC
33	8.625%—09/30/2027[2]	34
DIVERSIFIED TELECOMMUNICATION SERVICES—1.6%
	Cablevision Lightpath LLC
200	5.625%—09/15/2028[2]	154
	Connect Finco Sarl / Connect US Finco LLC
613	6.750%—10/01/2026[2]	587
	Frontier Communications Holdings LLC
328	8.750%—05/15/2030[2]	340
	Iliad Holding SAS
452	6.500%—10/15/2026[2]	429
	Lumen Technologies Inc.
223	4.000%—02/15/2027[2]	188
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc.
352	4.750%—04/30/2027[2]	320
	Telecom Italia Capital SA
224	6.000%—09/30/2034	180
	Time Warner Cable LLC
160	7.300%—07/01/2038	172
	Zayo Group Holdings Inc.
440	4.000%—03/01/2027[2]	350
	Ziggo Bond Co. BV
465	6.000%—01/15/2027[2]	440
		3,160
ELECTRIC UTILITIES—0.8%
	NRG Energy Inc.
1,126	3.875%—02/15/2032[2]	878
389	5.250%—06/15/2029[2]	352
259	6.625%—01/15/2027	258
		1,488

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
ELECTRICAL EQUIPMENT—0.2%
	Sensata Technologies Inc.
$408	4.375%—02/15/2030[2]	$370
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
	CDW LLC/CDW Finance Co.
675	4.125%—05/01/2025	654
ENERGY EQUIPMENT & SERVICES—1.1%
	Archrock Partners LP / Archrock Partners Finance Corp.
364	6.250%—04/01/2028[2]	346
	Centennial Resource Production LLC
695	6.875%—04/01/2027[2]	682
	Enerflex Ltd.
330	9.000%—10/15/2027[2]	336
	Nabors Industries Inc.
354	7.375%—05/15/2027[2]	355
	Nabors Industries Ltd.
164	7.500%—01/15/2028[2]	157
	Weatherford International Ltd.
225	6.500%—09/15/2028[2]	224
		2,100
ENTERTAINMENT—1.4%
	Lions Gate Capital Holdings LLC
720	5.500%—04/15/2029[2]	469
	Live Nation Entertainment Inc.
700	4.875%—11/01/2024[2]	680
431	5.625%—03/15/2026[2]	419
155	6.500%—05/15/2027[2]	156
		1,255
	Playtika Holding Corp.
1,280	4.250%—03/15/2029[2]	1,065
		2,789
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—5.3%
	American Finance Trust Inc. / American Finance Operating Partner LP
439	4.500%—09/30/2028[2]	334
	Global NET Lease Inc. / Global NET Lease Operating Partnership LP
542	3.750%—12/15/2027[2]	459
	Iron Mountain Inc.
867	5.000%—07/15/2032[2]	753
700	5.625%—07/15/2032[2]	631
		1,384
	Kennedy-Wilson Inc.
414	4.750%—02/01/2030	340
	MPT Operating Partnership LP / MPT Finance Corp.
1,181	3.500%—03/15/2031	828
	RLJ Lodging Trust LP
466	3.750%—07/01/2026[2]	426
	SBA Communications Corp.
522	3.125%—02/01/2029	443
	Service Properties Trust
446	3.950%—01/15/2028	341
629	4.350%—10/01/2024	594
2,000	4.500%—06/15/2023	1,987
		2,922
	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC
768	7.875%—02/15/2025[2]	759
	VICI Properties LP / VICI Note Co Inc.
645	3.500%—02/15/2025[2]	614
CORPORATE BONDS & NOTES—Continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
$1,249	5.625%—05/01/2024	$1,248
566	5.750%—02/01/2027[2]	564
		2,426
		10,321
FOOD & STAPLES RETAILING—1.6%
	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC
405	3.500%—03/15/2029[2]	350
482	4.625%—01/15/2027[2]	458
164	5.875%—02/15/2028[2]	160
1,224	7.500%—03/15/2026[2]	1,257
		2,225
	US Foods Inc.
813	6.250%—04/15/2025[2]	815
		3,040
FOOD PRODUCTS—0.3%
	B&G Foods Inc.
373	5.250%—04/01/2025	340
	Post Holdings Inc.
361	4.625%—04/15/2030[2]	318
		658
GAS UTILITIES—0.6%
	AmeriGas Partners LP / AmeriGas Finance Corp.
932	5.625%—05/20/2024	919
363	5.750%—05/20/2027	343
		1,262
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
	Garden Spinco Corp.
264	8.625%—07/20/2030[2]	283
	Teleflex Inc.
287	4.250%—06/01/2028[2]	265
		548
HEALTH CARE PROVIDERS & SERVICES—5.7%
	Catalent Pharma Solutions Inc.
350	5.000%—07/15/2027[2]	331
	Centene Corp.
980	2.450%—07/15/2028	850
	DaVita Inc.
336	3.750%—02/15/2031[2]	262
	Encompass Health Corp.
199	4.625%—04/01/2031	175
	Global Medical Response Inc.
863	6.500%—10/01/2025[2]	608
	HCA Inc.
1,424	7.690%—06/15/2025	1,496
714	8.360%—04/15/2024	735
		2,231
	HCA Inc. MTN[3]
988	7.580%—09/15/2025	1,028
	Legacy LifePoint Health LLC
335	4.375%—02/15/2027[2]	294
777	5.375%—01/15/2029[2]	520
421	6.750%—04/15/2025[2]	411
		1,225
	Molina Healthcare Inc.
768	3.875%—11/15/2030-05/15/2032[2]	653
	RegionalCare Hospital Partners Holdings Inc. / LifePoint Health Inc.
848	9.750%—12/01/2026[2]	745

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
HEALTH CARE PROVIDERS & SERVICES—Continued
	Surgery Center Holdings Inc.
$1,382	10.000%—04/15/2027[2]	$1,412
	Tenet Healthcare Corp.
1,313	6.250%—02/01/2027	1,289
348	6.875%—11/15/2031	321
		1,610
		11,130
HOTELS, RESTAURANTS & LEISURE—6.5%
	Aramark Services Inc.
744	6.375%—05/01/2025[2]	745
	Caesars Entertainment Inc.
1,215	6.250%—07/01/2025[2]	1,212
492	8.125%—07/01/2027[2]	500
		1,712
	Caesars Resort Collection LLC
1,028	5.750%—07/01/2025[2]	1,030
	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
1,100	5.500%—05/01/2025[2]	1,093
	International Game Technology plc
587	4.125%—04/15/2026[2]	557
258	6.250%—01/15/2027[2]	258
		815
	IRB Holding Corp.
389	7.000%—06/15/2025[2]	391
	Marriott Ownership Resorts Inc.
340	4.750%—01/15/2028	307
	MGM Resorts International
685	4.625%—09/01/2026	646
549	5.750%—06/15/2025	543
843	6.750%—05/01/2025	850
		2,039
	NCL Corp. Ltd.
365	5.875%—02/15/2027[2]	340
	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
874	7.500%—06/01/2025[2]	887
	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
494	5.875%—09/01/2031[2]	345
	Royal Caribbean Cruises Ltd.
385	8.250%—01/15/2029[2]	403
429	11.500%—06/01/2025[2]	461
263	11.625%—08/15/2027[2]	279
		1,143
	Scientific Games International Inc.
603	7.000%—05/15/2028[2]	598
813	8.625%—07/01/2025[2]	829
		1,427
	Travel + Leisure Co.
517	6.625%—07/31/2026[2]	514
		12,788
HOUSEHOLD DURABLES—0.2%
	LGI Homes Inc.
565	4.000%—07/15/2029[2]	458
HOUSEHOLD PRODUCTS—0.4%
	PetSmart Inc. / PetSmart Finance Corp.
514	4.750%—02/15/2028[2]	476
250	7.750%—02/15/2029[2]	246
		722
CORPORATE BONDS & NOTES—Continued
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.8%
	Transalta Corp.
$369	7.750%—11/15/2029	$380
	Vistra Operations Co. LLC
752	4.375%—05/01/2029[2]	662
466	5.125%—05/13/2025[2]	458
		1,120
		1,500
INSURANCE—1.3%
	Acrisure LLC / Acrisure Finance Inc.
477	7.000%—11/15/2025[2]	455
156	10.125%—08/01/2026[2]	156
		611
	GTCR AP Finance Inc.
401	8.000%—05/15/2027[2]	394
	Hub International Ltd.
1,026	7.000%—05/01/2026[2]	1,017
	NFP Corp.
554	6.875%—08/15/2028[2]	480
		2,502
INTERACTIVE MEDIA & SERVICES—0.4%
	Arches Buyer Inc.
546	4.250%—06/01/2028[2]	459
	Match Group Holdings II LLC
357	5.000%—12/15/2027[2]	343
		802
INTERNET & DIRECT MARKETING RETAIL—0.1%
	QVC Inc.
383	5.450%—08/15/2034	226
IT SERVICES—2.3%
	Block Inc.
545	3.500%—06/01/2031	456
	Conduent Business Services LLC / Conduent State & Local Solutions Inc.
358	6.000%—11/01/2029[2]	317
	MoneyGram International Inc.
343	5.375%—08/01/2026[2]	349
	Presidio Holdings Inc.
456	4.875%—02/01/2027[2]	425
731	8.250%—02/01/2028[2]	704
		1,129
	Sabre GLBL Inc.
514	7.375%—09/01/2025[2]	505
872	9.250%—04/15/2025[2]	896
		1,401
	Twilio Inc.
485	3.875%—03/15/2031	401
	ZipRecruiter Inc.
409	5.000%—01/15/2030[2]	356
		4,409
LIFE SCIENCES TOOLS & SERVICES—0.5%
	Avantor Funding Inc.
254	3.875%—11/01/2029[2]	224
	IQVIA Inc.
510	5.000%—05/15/2027[2]	495
	Syneos Health Inc.
410	3.625%—01/15/2029[2]	332
		1,051

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
MACHINERY—0.5%
	EnPro Industries Inc.
$447	5.750%—10/15/2026	$438
	OT Merger Corp.
545	7.875%—10/15/2029[2]	351
	TK Elevator US Newco Inc.
264	5.250%—07/15/2027[2]	245
		1,034
MEDIA—7.7%
	Altice France SA
316	5.500%—10/15/2029[2]	250
3,442	8.125%—02/01/2027[2]	3,231
		3,481
	AMC Networks Inc.
970	4.250%—02/15/2029	599
427	4.750%—08/01/2025	366
		965
	Audacy Capital Corp.
366	6.750%—03/31/2029[2]	63
	CCO Holdings LLC / CCO Holdings Capital Corp.
410	4.250%—02/01/2031[2]	342
480	4.750%—02/01/2032[2]	409
350	5.375%—06/01/2029[2]	324
376	5.500%—05/01/2026[2]	370
		1,445
	CSC Holdings LLC
646	4.500%—11/15/2031[2]	477
495	5.750%—01/15/2030[2]	312
617	6.500%—02/01/2029[2]	535
		1,324
	Diamond Sports Group LLC / Diamond Sports Finance Co
781	5.375%—08/15/2026[2]	58
	DIRECTV Financing LLC / DIRECTV Financing Co-Obligor Inc.
942	5.875%—08/15/2027[2]	855
	DISH DBS Corp.
533	5.750%—12/01/2028[2]	437
	Entercom Media Corp.
129	6.500%—05/01/2027[2]	21
	Gray Television Inc.
543	5.875%—07/15/2026[2]	498
	Hughes Satellite Systems Corp.
446	6.625%—08/01/2026	432
	Midas OPCO Holdings LLC
370	5.625%—08/15/2029[2]	325
	Sable International Finance Ltd.
414	5.750%—09/07/2027[2]	397
	Sirius XM Radio Inc.
1,368	4.000%—07/15/2028[2]	1,219
	Tegna Inc.
270	4.750%—03/15/2026[2]	262
	Telesat Canada / Telesat LLC
540	4.875%—06/01/2027[2]	265
243	6.500%—10/15/2027[2]	68
		333
	Univision Communications Inc.
923	5.125%—02/15/2025[2]	901
681	6.625%—06/01/2027[2]	668
326	7.375%—06/30/2030[2]	320
		1,889
CORPORATE BONDS & NOTES—Continued
MEDIA—Continued
	Viasat Inc.
$1,139	5.625%—09/15/2025[2]	$1,072
		15,076
METALS & MINING—0.4%
	FMG Resources
873	5.875%—04/15/2030[2]	854
OIL, GAS & CONSUMABLE FUELS—8.2%
	Aethon United BR LP / Aethon United Finance Corp.
335	8.250%—02/15/2026[2]	334
	Antero Midstream Partners LP / Antero Midstream Finance Corp.
843	5.750%—03/01/2027-01/15/2028[2]	814
664	7.875%—05/15/2026[2]	682
		1,496
	Buckeye Partners LP
370	5.850%—11/15/2043	284
606	6.750%—08/15/2033	556
		840
	Centennial Resource Production LLC
405	5.375%—01/15/2026[2]	383
	Civitas Resources Inc.
551	5.000%—10/15/2026[2]	515
	CNX Resources Corp.
580	7.375%—01/15/2031[2]	565
	Colgate Energy Partners III LLC
370	5.875%—07/01/2029[2]	347
	Continental Resources Inc.
520	4.900%—06/01/2044	418
	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
434	8.000%—04/01/2029[2]	441
	Crownrock LP / Crownrock Finance Inc.
114	5.000%—05/01/2029[2]	105
	DT Midstream Inc.
507	4.375%—06/15/2031[2]	444
	Encino Acquisition Partners Holdings LLC
450	8.500%—05/01/2028[2]	420
	EQM Midstream Partners LP
446	6.500%—07/15/2048	344
	Ferrellgas LP / Ferrellgas Finance Corp.
285	5.375%—04/01/2026[2]	263
	Gulfport Energy Operating Corp.
587	8.000%—05/17/2026[2]	582
	Hilcorp Energy I LP / Hilcorp Finance Co.
859	6.000%—02/01/2031[2]	798
	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp.
449	6.000%—08/01/2026[2]	435
	Moss Creek Resources Holdings Inc.
334	7.500%—01/15/2026[2]	309
	NGL Energy Operating LLC / NGL Energy Finance Corp.
376	7.500%—02/01/2026[2]	358
	NuStar Logistics LP
593	5.750%—10/01/2025	587
	Occidental Petroleum Corp.
532	5.500%—12/01/2025	536
350	5.550%—03/15/2026	354
557	6.200%—03/15/2040	563
243	7.500%—05/01/2031	271
		1,724

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
CORPORATE BONDS & NOTES—Continued
OIL, GAS & CONSUMABLE FUELS—Continued
	Parkland Corp.
$886	4.500%—10/01/2029[2]	$761
444	4.625%—05/01/2030[2]	382
		1,143
	SM Energy Co.
352	6.500%—07/15/2028	335
	Southwestern Energy Co.
454	8.375%—09/15/2028	477
	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
530	6.000%—09/01/2031[2]	478
745	7.500%—10/01/2025[2]	755
		1,233
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
317	6.500%—07/15/2027	325
	Venture Global Calcasieu Pass LLC
815	3.875%—08/15/2029[2]	727
		15,948
PERSONAL PRODUCTS—0.1%
	HLF Financing Sarl LLC / Herbalife International Inc.
291	4.875%—06/01/2029[2]	213
PHARMACEUTICALS—0.9%
	Bausch Health Cos. Inc.
684	5.500%—11/01/2025[2]	583
558	9.000%—12/15/2025[2]	440
		1,023
	Organon Finance 1 LLC
297	5.125%—04/30/2031[2]	268
	Teva Pharmaceutical Finance Netherlands III BV
504	3.150%—10/01/2026	453
		1,744
ROAD & RAIL—1.2%
	Carriage Purchaser Inc.
452	7.875%—10/15/2029[2]	329
	Uber Technologies Inc.
1,076	7.500%—05/15/2025[2]	1,093
550	8.000%—11/01/2026[2]	563
		1,656
	XPO CNW Inc.
489	6.700%—05/01/2034	442
		2,427
SOFTWARE—1.3%
	Boxer Parent Co. Inc.
461	7.125%—10/02/2025[2]	457
262	9.125%—03/01/2026[2]	250
		707
	Consensus Cloud Solutions Inc.
379	6.500%—10/15/2028[2]	355
	Elastic NV
606	4.125%—07/15/2029[2]	520
	Open Text Corp.
542	3.875%—02/15/2028[2]	472
427	6.900%—12/01/2027	437
		909
		2,491
CORPORATE BONDS & NOTES—Continued
SPECIALTY RETAIL—1.2%
	Asbury Automotive Group Co.
$494	5.000%—02/15/2032[2]	$427
	Bath & Body Works Inc.
400	6.875%—11/01/2035	365
	Group 1 Automotive Inc.
174	4.000%—08/15/2028[2]	153
	Lithia Motors Inc.
461	3.875%—06/01/2029[2]	392
	Michaels Cos. Inc.
290	7.875%—05/01/2029[2]	221
	Penske Automotive Group Inc.
445	3.500%—09/01/2025	422
419	3.750%—06/15/2029	355
		777
		2,335
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.1%
	Entegris Escrow Corp.
448	5.950%—06/15/2030[2]	431
	NCR Corp.
228	5.000%—10/01/2028[2]	201
	Seagate HDD Cayman Co.
4,711	4.750%—06/01/2023	4,697
811	5.750%—12/01/2034	745
		5,442
		6,074
TEXTILES, APPAREL & LUXURY GOODS—0.2%
	Compass Group Diversified Holdings LLC
429	5.000%—01/15/2032[2]	353
TRADING COMPANIES & DISTRIBUTORS—0.6%
	Alta Equipment Group Inc.
382	5.625%—04/15/2026[2]	359
	WESCO Distribution Inc.
715	7.125%—06/15/2025[2]	727
		1,086
WIRELESS TELECOMMUNICATION SERVICES—3.2%
	C&W Senior Financing DAC
431	6.875%—09/15/2027[2]	411
	LCPR Senior Secured Financing DAC
330	6.750%—10/15/2027[2]	322
	Sprint Capital Corp.
1,359	6.875%—11/15/2028	1,456
303	8.750%—03/15/2032	374
		1,830
	Sprint Corp.
544	7.625%—03/01/2026	576
3,000	7.875%—09/15/2023	3,048
		3,624
		6,187
TOTAL CORPORATE BONDS & NOTES
(Cost $156,829)		148,410

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Principal Amounts, Value and Cost in Thousands
EXCHANGE-TRADED FUNDS—8.6%
Shares		Value
110,000	iShares iBoxx High Yield Corporate Bond ETF	$8,396
340,000	SPDR Bloomberg Short Term High Yield Bond ETF	8,507
TOTAL ETFS
(Cost $16,474)		16,903
TOTAL INVESTMENTS—87.0%
(Cost $178,615)		170,161
CASH AND OTHER ASSETS, LESS LIABILITIES—13.0%		25,344
TOTAL NET ASSETS—100.0%		$195,505

FAIR VALUE MEASUREMENTS
As of January 31, 2023, the investments in exchange-traded funds (as disclosed in the preceding Portfolio of investments) were classified as Level 1 and all other investments were classified as Level 2.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Zero coupon bond
2
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $96,853 or 50% of net assets.

3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—1.5%
102,480	Airbus SE (France)	$12,848
1,769,824	BAE Systems plc (United Kingdom)	18,735
9,038,527	Rolls-Royce Holdings plc (United Kingdom)*	11,825
67,305	Thales SA (France)	8,902
		52,310
AIR FREIGHT & LOGISTICS—0.1%
133,153	Oesterreichische Post AG (Austria)	4,742
AIRLINES—0.4%
30,407	Copa Holdings SA (Panama)*	2,800
1,353,113	EasyJet plc (United Kingdom)*	8,243
1,019,765	Qantas Airways Ltd. (Australia)*	4,603
		15,646
AUTO COMPONENTS—1.0%
487,300	Bridgestone Corp. (Japan)	18,193
1,352,189	Gestamp Automocion SA (Spain)*,1	5,970
59,994	Hankook Tire & Technology Co. Ltd. (South Korea)	1,583
755,183	Johnson Electric Holdings Ltd. (Hong Kong)	1,037
138,500	Toyota Industries Corp. (Japan)	8,431
		35,214
AUTOMOBILES—0.6%
175,452	Bayerische Motoren Werke AG (Germany)	17,872
8,457	Hyundai Motor Co. (South Korea)	1,153
265,000	Toyota Motor Corp. (Japan)	3,892
		22,917
BANKS—11.4%
521,923	Australia & New Zealand Banking Group Ltd (Australia)	9,288
225,636	Axis Bank Ltd. (India)	2,412
3,387,000	Bank of Ireland Group plc (Ireland)*	36,186
18,464,403	Barclays plc (United Kingdom)	42,446
650,139	BNP Paribas SA (France)	44,653
5,718,069	CaixaBank SA (Spain)*	25,371
24,495	Capitec Bank Holdings Ltd. (South Africa)	2,530
204,592	Close Brothers Group plc (United Kingdom)	2,450
118,999	Danske Bank AS (Denmark)	2,479
441,934	DBS Group Holdings Ltd. (Singapore)	12,098
486,691	DNB Bank ASA (Norway)	9,101
272,900	Fukuoka Financial Group Inc. (Japan)	6,296
514,300	Grupo Financiero Banorte SAB de CV (Mexico)*	4,261
109,388	Hana Financial Group Inc. (South Korea)	4,346
105,593	HDFC Bank Ltd. ADR (India)[2]	7,113
378,769	HSBC Holdings plc (Hong Kong)	2,784
1,441,347	Intesa Sanpaolo SpA (Italy)*	3,790
301,100	Kasikornbank PCL (Thailand)	1,328
57,707,011	Lloyds Banking Group plc (United Kingdom)	37,555
11,528,600	PT Bank Central Asia TBK (Indonesia)	6,543
6,227,000	Resona Holdings Inc. (Japan)	34,458
104,720	Shinhan Financial Group Co. Ltd. (South Korea)*	3,541
1,130,734	Standard Chartered plc (United Kingdom)	9,498
204,500	Sumitomo Mitsui Financial Group Inc. (Japan)	8,888
620,000	Sumitomo Mitsui Trust Holdings Inc. (Japan)	22,586
1,587,653	Svenska Handelsbanken AB (Sweden)	16,556
1,850,198	UniCredit SpA (Italy)	36,136
285,500	United Overseas Bank Ltd. (Singapore)	6,490
		401,183
BEVERAGES—3.8%
195,018	Anheuser-Busch InBev SA/NA (Belgium)	11,772
COMMON STOCKS—Continued
Shares		Value
BEVERAGES—Continued
275,400	Asahi Group Holdings Ltd. (Japan)	$9,094
88,212	Carlsberg AS (Denmark)	12,523
163,598	Coca-Cola Europacific Partners plc (United States)	9,198
702,187	Davide Campari-Milano NV (Italy)	7,532
562,701	Diageo plc (United Kingdom)	24,605
227,823	Heineken NV (Netherlands)	22,768
1,944,900	Kirin Holdings Co. Ltd. (Japan)	29,970
21,413	Pernod Ricard SA (France)	4,433
7,091,900	Thai Beverage PCL (Singapore)	3,788
		135,683
BIOTECHNOLOGY—0.4%
67,553	CSL Ltd. (Australia)	14,264
BUILDING PRODUCTS—1.7%
1,139,404	Assa Abloy AB Class B (Sweden)	26,840
43,536	Geberit AG (Switzerland)	24,771
573,977	GWA Group Ltd. (Australia)	883
410,100	LIXIL Group Corp. (Japan)	7,080
		59,574
CAPITAL MARKETS—2.2%
1,659,608	3i Group plc (United Kingdom)	32,378
444,700	Daiwa Securities Group Inc. (Japan)	2,099
780,083	IG Group Holdings plc (United Kingdom)	7,670
2,431,466	Jupiter Fund Management plc (United Kingdom)	4,210
3,055,900	Nomura Holdings Inc. (Japan)	12,196
108,271	Rathbone Brothers plc (United Kingdom)	2,797
725,273	St. James's Place plc (United Kingdom)	10,998
171,812	UBS Group AG (Switzerland)	3,667
		76,015
CHEMICALS—1.2%
992,300	Air Water Inc. (Japan)	12,141
310,026	BASF SE (Germany)	17,775
155,300	Nissan Chemical Corp. (Japan)	7,332
146,600	Sumitomo Bakelite Co. Ltd. (Japan)	4,777
		42,025
COMMERCIAL SERVICES & SUPPLIES—1.0%
84,000	AEON Delight Co. Ltd. (Japan)	1,994
62,650	Befesa SA (Germany)*,1	3,594
351,226	Brambles Ltd. (Australia)	2,987
2,480,914	Cleanaway Waste Management Ltd. (Australia)	4,807
123,500	Daiei Kankyo Co. Ltd. (Japan)*	1,606
184,060	Elis SA (France)	3,233
87,200	SECOM Co. Ltd. (Japan)	5,195
6,374,971	Serco Group plc (United Kingdom)	11,482
		34,898
CONSTRUCTION & ENGINEERING—0.9%
117,917	Ferrovial SA (Spain)	3,480
1,015,000	Infroneer Holdings Inc. (Japan)	8,102
1,921,600	Obayashi Corp. (Japan)	14,905
1,411,000	Penta-Ocean Construction Co. Ltd. (Japan)	7,037
		33,524
CONSTRUCTION MATERIALS—1.7%
101,700	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A (China)	560
87,709	CRH plc (Ireland)	4,098
953,112	Fletcher Building Ltd. (New Zealand)	3,139
350,665	Holcim Ltd. (Switzerland)*	20,965

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
30,876	Imerys SA (France)	$1,281
89,234	James Hardie Industries PLC CDI (Australia)*,2	2,002
771,600	Taiheiyo Cement Corp. (Japan)	13,297
47,815	Vicat SA (France)	1,335
430,414	Wienerberger AG (Austria)	12,943
		59,620
CONSUMER FINANCE—0.2%
1,776,778	International Personal Finance plc (United Kingdom)	1,856
2,290,775	Non-Standard Finance plc (United Kingdom)*,1	14
1,308,295	Provident Financial plc (United Kingdom)	3,779
		5,649
CONTAINERS & PACKAGING—0.7%
3,004,273	DS Smith plc (United Kingdom)	13,152
822,500	Toyo Seikan Group Holdings Ltd. (Japan)	10,677
		23,829
DISTRIBUTORS—0.4%
1,346,201	Inchcape plc (United Kingdom)	15,178
DIVERSIFIED FINANCIAL SERVICES—0.6%
1,929,722	AMP Ltd. (Australia)*	1,831
1,784,400	B3 Brasil Bolsa Balcao SA (Brazil)*	4,556
426,545	Chailease Holding Co. Ltd. (Taiwan)	3,214
354,068	Challenger Ltd. (Australia)	1,815
64,845	Macquarie Group Ltd. (Australia)	8,651
		20,067
DIVERSIFIED TELECOMMUNICATION SERVICES—1.9%
444,273	Deutsche Telekom AG (Germany)*	9,898
3,717,576	Koninklijke KPN NV (Netherlands)	12,710
1,349,900	Nippon Telegraph & Telephone Corp. (Japan)	40,477
1,357,517	Telstra Corp. Ltd. (Australia)	3,924
		67,009
ELECTRIC UTILITIES—0.3%
137,313	Orsted AS (Denmark)[1]	12,228
ELECTRICAL EQUIPMENT—3.7%
585,405	ABB Ltd. (Switzerland)	20,381
29,366	Accelleron Industries AG (Switzerland)*	694
146,090	Havells India Ltd. (India)*	2,119
301,038	Legrand SA (France)	26,842
1,204,500	Mitsubishi Electric Corp. (Japan)	13,275
144,180	Schneider Electric SE (France)	23,388
1,472,003	Vestas Wind Systems AS (Denmark)	43,073
		129,772
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
411,000	Delta Electronics Inc. (Taiwan)	3,986
120,200	Kyocera Corp. (Japan)	6,237
69,700	Omron Corp. (Japan)	4,033
306,600	TDK Corp. (Japan)	10,954
160,500	Topcon Corp. (Japan)	2,091
		27,301
ENERGY EQUIPMENT & SERVICES—0.2%
1,538,272	John Wood Group plc (United Kingdom)*	2,697
608,508	Petrofac Ltd. (United Kingdom)*	625
117,829	Saipem SpA (Italy)*	180
153,548	Technip Energies NV (France)*	2,977
		6,479
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—0.4%
138,183	CTS Eventim AG & Co. KGaA (Germany)*	$9,700
305,411	Modern Times Group MTG AB Class B (Sweden)*	2,704
		12,404
FOOD & STAPLES RETAILING—1.4%
170,261	Bid Corp. Ltd. (South Africa)	3,515
124,371	Clicks Group Ltd. (South Africa)	1,898
554,124	Koninklijke Ahold Delhaize NV (Netherlands)	16,539
117,200	Matsumotokiyoshi Holdings Co. Ltd. (Japan)	5,846
887,147	Metcash Ltd. (Australia)	2,629
217,900	Seven & I Holdings Co. Ltd. (Japan)	10,288
2,872,238	Tesco plc (United Kingdom)	8,730
95,013	X5 Retail Group NV GDR (Russia)*	—[x]
		49,445
FOOD PRODUCTS—1.4%
876,000	China Mengniu Dairy Co. Ltd. (China)*	4,226
1,127,923	Devro plc (United Kingdom)	4,263
2,080,000	First Pacific Co. Ltd. (Hong Kong)	725
311,300	Megmilk Snow Brand Co. Ltd. (Japan)	4,357
268,600	NH Foods Ltd. (Japan)	8,064
1,516,000	Tingyi Cayman Islands Holding Corp. (China)	2,522
273,500	Toyo Suisan Kaisha Ltd. (Japan)	11,301
156,322	Viscofan SA (Spain)	10,075
63,100	Yakult Honsha Co. Ltd. (Japan)	4,505
		50,038
HEALTH CARE EQUIPMENT & SUPPLIES—2.7%
230,822	Coloplast AS Class B (Denmark)	27,868
5,990,452	ConvaTec Group plc (United Kingdom)[1]	17,375
443,238	Demant AS (Denmark)*	12,547
312,252	Getinge AB Class B (Sweden)*	7,034
323,460	GN Store Nord AS (Denmark)	7,976
487,697	Koninklijke Philips NV (Netherlands)*	8,420
189,084	Smith & Nephew plc (United Kingdom)	2,611
42,073	Sonova Holding AG (Switzerland)	10,521
		94,352
HEALTH CARE PROVIDERS & SERVICES—1.0%
358,856	Amplifon SpA (Italy)	9,909
420,329	Fresenius Medical Care AG & Co. KGaA (Germany)	15,785
511,300	MediPAL Holdings Corp. (Japan)	6,827
212,900	Ship Healthcare Holdings Inc. (Japan)	4,134
		36,655
HOTELS, RESTAURANTS & LEISURE—4.4%
2,515,000	Ajisen China Holdings Ltd. (China)	298
154,995	Aristocrat Leisure Ltd. (Australia)	3,742
230,080	Carnival plc (United Kingdom)*	2,198
1,504,441	Compass Group plc (United Kingdom)	35,938
1,427,729	Entain plc (United Kingdom)*	26,328
237,447	Flutter Entertainment plc (Ireland)*	36,883
815,000	Galaxy Entertainment Group Ltd. (Hong Kong)*	5,674
66,144	InterContinental Hotels Group plc (United Kingdom)	4,592
387,807	Playtech plc (United Kingdom)*	2,706
6,538,527	SSP Group plc (United Kingdom)*	20,934
45,473	Trip.com Group Ltd. ADR (China)*,2	1,672
4,031,638	TUI AG (Germany)*	8,473
105,196	Yum China Holdings Inc. (China)	6,481
		155,919
HOUSEHOLD DURABLES—0.8%
477,903	Barratt Developments plc (United Kingdom)	2,716

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD DURABLES—Continued
566,500	Midea Group Co. Ltd. (China)	$4,649
341,300	Sekisui Chemical Co. Ltd. (Japan)	4,781
120,900	Sony Group Corp. (Japan)	10,803
3,985,332	Taylor Wimpey plc (United Kingdom)	5,782
		28,731
HOUSEHOLD PRODUCTS—0.6%
309,020	Reckitt Benckiser Group plc (United Kingdom)	22,021
INDUSTRIAL CONGLOMERATES—1.7%
394,000	CK Hutchison Holdings Ltd. (Hong Kong)	2,507
173,761	DCC plc (United Kingdom)	9,897
589,500	Hitachi Ltd. (Japan)	30,915
141,800	Jardine Matheson Holdings Ltd. (Hong Kong)	7,537
21,154	LG Corp. (South Korea)	1,425
1,792,053	Melrose Industries plc (United Kingdom)*	3,160
844,500	Nisshinbo Holdings Inc. (Japan)	6,313
		61,754
INSURANCE—5.7%
396,094	Admiral Group plc (United Kingdom)	10,768
2,466,400	AIA Group Ltd. (Hong Kong)	27,889
993,916	AXA SA (France)	31,009
1,236,100	Dai-ichi Life Holdings Inc. (Japan)	29,002
208,500	Great Eastern Holdings Ltd. (Singapore)	3,019
30,710	Hannover Rueck SE (Germany)	6,236
27,395	Helvetia Holding AG (Switzerland)	3,427
404,291	Hiscox Ltd. (United Kingdom)	5,627
1,006,400	Japan Post Holdings Co. Ltd. (Japan)	8,836
369,000	Ping An Insurance Group Co. of China Ltd. (China)	2,866
54,950	Prudential plc (Hong Kong)	907
535,821	Prudential plc. (United Kingdom)	8,903
988,759	QBE Insurance Group Ltd. (Australia)	9,647
571,084	Sampo OYJ (Finland)	29,982
1,068,000	Tokio Marine Holdings Inc. (Japan)	22,369
		200,487
INTERACTIVE MEDIA & SERVICES—1.4%
1,323,290	Auto Trader Group plc (United Kingdom)[1]	10,267
47,158	Baidu Inc. ADR (China)*,2	6,351
167,358	Carsales.com Ltd. (Australia)	2,710
3,966,827	Rightmove plc (United Kingdom)	28,822
		48,150
INTERNET & DIRECT MARKETING RETAIL—1.2%
151,850	Cazoo Group Ltd. (Cayman Islands)*	32
486,614	HelloFresh SE (Germany)*	11,830
131,991	Just Eat Takeaway.com NV (Netherlands)*,1	3,386
33,661	Naspers Ltd. (South Africa)*	6,508
226,586	Vipshop Holdings Ltd. ADR (China)*,2	3,506
202,211	Zalando SE (Germany)*,1	9,430
307,100	ZOZO Inc. (Japan)	7,961
		42,653
IT SERVICES—2.8%
81,352	ALTEN SA (France)	12,500
11,405,311	Capita plc (United Kingdom)*	3,943
371,416	Edenred (France)	20,231
188,731	Infosys Ltd. ADR (India)[2]	3,548
461,400	NEC Corp. (Japan)	16,669
319,000	NET One Systems Co. Ltd. (Japan)	8,645
187,200	NS Solutions Corp. (Japan)	4,818
317,700	NTT Data Corp. (Japan)	4,928
COMMON STOCKS—Continued
Shares		Value
IT SERVICES—Continued
33,388	Reply SpA (Italy)	$4,334
522,300	SCSK Corp. (Japan)	8,507
312,437	Softcat plc (United Kingdom)	4,675
109,132	Tata Consultancy Services Ltd. (India)	4,504
		97,302
LEISURE PRODUCTS—0.4%
70,878	Mips AB (Sweden)	2,713
675,300	Sega Sammy Holdings Inc. (Japan)	10,693
		13,406
LIFE SCIENCES TOOLS & SERVICES—0.5%
217,318	Eurofins Scientific SE (France)	15,588
39,851	Gerresheimer AG (Germany)	2,947
		18,535
MACHINERY—3.9%
66,109	ALFA Laval AB (Sweden)	2,078
82,186	Andritz AG (Austria)	4,915
1,885,940	CNH Industrial NV (Italy)	33,365
119,400	Daifuku Co. Ltd. (Japan)	6,575
676,980	Fluidra SA (Spain)	11,951
79,840	GEA Group AG (Germany)	3,602
377,304	Iveco Group NV (Italy)*	3,090
376,600	Kubota Corp. (Japan)	5,660
323,800	Mitsubishi Heavy Industries Ltd. (Japan)	12,696
189,000	Miura Co. Ltd. (Japan)	4,729
551,600	NSK Ltd. (Japan)	3,102
711,761	Rotork plc (United Kingdom)	2,804
783,780	Sandvik AB (Sweden)*	16,199
707,200	Sany Heavy Industry Co. Ltd. (China)	1,840
156,311	Stabilus SA (Germany)*	10,782
516,000	Techtronic Industries Co. Ltd. (Hong Kong)	6,652
533,701	Wartsila OYJ ABP (Finland)*	5,076
1,913,000	Weichai Power Co. Ltd. (China)	2,889
		138,005
MARINE—0.3%
1,090,116	Irish Continental Group plc (Ireland)*	5,115
179,500	Kawasaki Kisen Kaisha Ltd. (Japan)	3,748
		8,863
MEDIA—2.4%
1,045,100	Fuji Media Holdings Inc. (Japan)	8,827
447,812	Future plc (United Kingdom)*	8,339
421,700	Hakuhodo DY Holdings Inc. (Japan)	4,557
639,822	Informa plc (United Kingdom)	5,292
12,033,228	ITV plc (United Kingdom)	12,050
455,426	JCDecaux SA (France)*	10,306
707,100	Nippon Television Holdings Inc. (Japan)	5,717
134,131	Schibsted ASA Class A (Norway)	2,929
57,830	Schibsted ASA Class B (Norway)	1,209
437,400	TBS Holdings Inc. (Japan)	5,106
222,960	Viaplay Group (Sweden)*	5,505
1,206,362	WPP plc (United Kingdom)	14,095
		83,932
METALS & MINING—4.9%
670,672	Acerinox SA (Spain)	7,263
175,776	African Rainbow Minerals Ltd. (South Africa)	2,883
157,724	Alleima AB (Sweden)*	789
19,569	Anglo American Platinum Ltd. (South Africa)	1,455
832,748	ArcelorMittal SA (France)	25,834

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
636,009	BHP Group Ltd. (Australia)	$22,274
257,885	BlueScope Steel Ltd. (Australia)	3,517
163,100	Dowa Holdings Co. Ltd. (Japan)	5,694
937,684	Evolution Mining Ltd. (Australia)	2,131
95,364	First Quantum Minerals Ltd. (Canada)	2,213
6,577,905	Glencore plc (United Kingdom)*	44,051
299,983	Newcrest Mining Ltd. (Australia)	4,767
59,423	OZ Minerals Ltd. (Australia)	1,177
381,859	Rio Tinto plc (United Kingdom)	29,900
217,215	Severstal PJSC GDR (Russia)*	—[x]
78,996	Southern Copper Corp. (Peru)	5,941
318,600	Sumitomo Metal Mining Co. Ltd. (Japan)	12,936
		172,825
MULTILINE RETAIL—0.2%
384,700	Marui Group Co. Ltd. (Japan)	6,555
OIL, GAS & CONSUMABLE FUELS—4.4%
2,350,350	Beach Energy Ltd. (Australia)	2,526
14,282,457	BP plc (United Kingdom)	86,270
1,317,851	Equinor ASA (Norway)	40,164
1,057,400	INPEX Corp. (Japan)	11,619
1,649,396	Santos Ltd. (Australia)	8,420
229,803	Woodside Energy Group Ltd. (Australia)	5,950
		154,949
PAPER & FOREST PRODUCTS—0.3%
2,622,200	Oji Holdings Corp. (Japan)	10,837
PERSONAL PRODUCTS—1.1%
20,757	AMOREPACIFIC Group (South Korea)	695
335,433	Dabur India Ltd. (India)	2,283
868,250	L'Occitane International SA (Hong Kong)	2,416
364,213	Marico Ltd. (India)*	2,222
596,502	Unilever plc (United Kingdom)	30,361
		37,977
PHARMACEUTICALS—4.2%
604,015	Novo Nordisk AS (Denmark)	83,589
177,444	Roche Holding AG (Switzerland)	55,393
81,300	Sawai Group Holdings Co. Ltd. (Japan)	2,515
341,300	Tsumura & Co. (Japan)	7,298
		148,795
PROFESSIONAL SERVICES—4.1%
348,823	Adecco Group AG (Switzerland)*	12,956
366,086	ALS Ltd. (Australia)	3,397
603,545	Experian plc (United Kingdom)	22,071
9,605,438	Hays plc (United Kingdom)	14,655
509,987	Intertek Group plc (United Kingdom)	27,410
309,467	IPH Ltd. (Australia)	1,872
410,100	Nomura Co. Ltd. (Japan)	2,951
674,427	PageGroup plc (United Kingdom)*	3,797
223,000	Persol Holdings Co. Ltd. (Japan)	4,889
58,626	Randstad NV (Netherlands)	3,758
860,886	RELX plc (United Kingdom)	25,576
719,221	RWS Holdings plc (United Kingdom)	3,345
124,000	TechnoPro Holdings Inc. (Japan)*	3,861
46,278	Teleperformance (France)	12,865
		143,403
COMMON STOCKS—Continued
Shares		Value
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
876,200	Daiwa House Industry Co. Ltd. (Japan)	$21,042
587,500	Swire Pacific Ltd. (Hong Kong)	5,384
		26,426
ROAD & RAIL—0.5%
132,700	East Japan Railway Co. (Japan)	7,399
332,311	Localiza Rent A Car Ltd. (Brazil)*	3,876
1,282	Localiza Rent A Car SA (Brazil)*	15
1,176,610	National Express Group plc (United Kingdom)*	1,938
581,000	Senko Group Holdings Co. Ltd. (Japan)	4,494
		17,722
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.5%
219,700	ASM Pacific Technology Ltd. (Hong Kong)	1,815
29,306	ASML Holding NV (Netherlands)	19,390
90,000	MediaTek Inc. (Taiwan)	2,174
1,096,300	Renesas Electronics Corp. (Japan)*	11,277
82,600	ROHM Co. Ltd. (Japan)	6,619
48,929	SK Hynix Inc. (South Korea)*	3,540
480,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8,470
		53,285
SOFTWARE—0.2%
112,900	Oracle Corp. Japan (Japan)	7,734
SPECIALTY RETAIL—1.0%
123,100	ABC-Mart Inc. (Japan)	6,634
3,987,400	Esprit Holdings Ltd. (Hong Kong)*	423
1,448,370	Pets at Home Group plc (United Kingdom)	6,301
325,800	USS Co. Ltd. (Japan)	5,359
614,803	WH Smith plc (United Kingdom)*	12,141
709,500	Zhongsheng Group Holdings Ltd (China)	4,015
		34,873
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
301,000	Advantech Co. Ltd. (Taiwan)	3,442
132,780	Logitech International SA (Switzerland)	7,770
108,408	Quadient SA (France)	1,912
174,655	Samsung Electronics Co Ltd. (South Korea)	8,699
		21,823
TEXTILES, APPAREL & LUXURY GOODS—2.7%
106,928	Adidas AG (Germany)	17,217
222,972	Cie Financiere Richemont SA (Switzerland)	34,373
275,114	Cie Financiere Richemont SA ADR (South Africa)[2]	4,200
168,388	EssilorLuxottica SA (France)	30,896
292,500	Li Ning Co. Ltd. (China)	2,891
910,800	Samsonite International SA (Hong Kong)*,1	2,713
281,318	Shenzhou International Group Holdings Ltd. (China)	3,543
814,021	Stella International Holdings Ltd. (Hong Kong)	821
		96,654
THRIFTS & MORTGAGE FINANCE—0.1%
138,091	Housing Development Finance Corp. Ltd. (India)	4,455
TOBACCO—0.1%
77,554	British American Tobacco plc (United Kingdom)	2,973
TRADING COMPANIES & DISTRIBUTORS—1.7%
278,500	BOC Aviation Ltd. (China)[1]	2,319
270,838	Brenntag SE (Germany)	20,218
613,733	Bunzl plc (United Kingdom)	22,531

Harbor International Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
345,700	ITOCHU Corp. (Japan)	$11,174
150,947	Rexel SA (France)	3,339
		59,581
TRANSPORTATION INFRASTRUCTURE—0.5%
516,645	Getlink SE (France)	8,739
205,497	Grupo Aeroportuario del Pacifico SAB de CV Class B (Mexico)	3,539
276,100	Mitsubishi Logistics Corp. (Japan)	6,447
		18,725
WIRELESS TELECOMMUNICATION SERVICES—0.2%
222,300	KDDI Corp. (Japan)	6,945
TOTAL COMMON STOCKS
(Cost $3,025,699)		3,484,316

PREFERRED STOCKS—0.4%
Shares		Value
AUTOMOBILES—0.4%
88,490	Volkswagen AG (Germany)	$12,273
PERSONAL PRODUCTS—0.0%
8,795	AMOREPACIFIC Group (South Korea)	223
TOTAL PREFERRED STOCKS
(Cost $14,385)		12,496
TOTAL INVESTMENTS—99.1%
(Cost $3,040,084)		3,496,812
CASH AND OTHER ASSETS, LESS LIABILITIES—0.9%		32,118
TOTAL NET ASSETS—100.0%		$3,528,930

RIGHTS/WARRANTS
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Cie Financiere Richemont SA ADR (South Africa)[2]	747,887	CHF 67.00	09/12/2023	$ —	$74

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Common Stocks
Africa	$—	$22,989	$—	$22,989
Europe	—	2,280,972	—	2,280,972
Latin America	25,020	—	—	25,020
Middle East/Central Asia	10,661	17,995	—	28,656
North America	11,410	—	—	11,410
Pacific Basin	20,944	1,094,325	—	1,115,269
Preferred Stocks
Europe	—	12,273	—	12,273
Pacific Basin	—	223	—	223
Total Investments in Securities	$68,035	$3,428,777	$—	$3,496,812
Financial Derivative Instruments - Assets
Rights/Warrants	$74	$—	$—	$74
Total Investments	$68,109	$3,428,777	$—	$3,496,886
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2023 (000s)	Unrealized Gain/Loss as of 01/31/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(7,678)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Severstal PJSC GDR (Russia)*	$ —	Market Approach	Estimated Recovery Value	$ 0.00
X5 Retail Group NV GDR (Russia)*	—	Market Approach	Estimated Recovery Value	$ 0.00
$—

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $67,296 or 2% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

CHF	Swiss Franc
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—96.7%
Shares		Value
AIR FREIGHT & LOGISTICS—0.5%
12,261	DSV AS (Denmark)	$2,028
AUTO COMPONENTS—0.8%
57,940	Denso Corp. (Japan)	3,129
AUTOMOBILES—0.9%
96,060	Suzuki Motor Corp. (Japan)	3,602
BANKS—2.5%
431,807	United Overseas Bank Ltd. (Singapore)	9,815
BEVERAGES—3.8%
63,614	Anheuser-Busch InBev SA/NA (Belgium)	3,840
34,943	Remy Cointreau SA (France)	6,579
3,296,140	Thai Beverage PCL (Thailand)	1,761
277,577	United Spirits Ltd. (India)*	2,617
		14,797
BIOTECHNOLOGY—0.8%
162,443	BeiGene Ltd. (China)*	3,193
BUILDING PRODUCTS—0.5%
185,020	NIBE Industrier AB (Sweden)	1,999
CAPITAL MARKETS—0.9%
321,020	Hargreaves Lansdown plc (United Kingdom)	3,534
CHEMICALS—0.4%
41,387	Asian Paints Ltd. (India)	1,384
DIVERSIFIED FINANCIAL SERVICES—2.7%
48,947	Exor NV (Netherlands)*	3,891
351,228	Investor AB Class B (Sweden)*	6,825
		10,716
ELECTRICAL EQUIPMENT—2.1%
61,056	Contemporary Amperex Technology Co. Ltd. (China)*	4,235
73,280	Nidec Corp. (Japan)	4,061
		8,296
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.7%
11,340	Keyence Corp. (Japan)	5,220
95,460	Murata Manufacturing Co. Ltd. (Japan)	5,455
		10,675
ENTERTAINMENT—1.0%
26,923	Spotify Technology SA (United States)*	3,035
50,693	Ubisoft Entertainment SA (France)*	1,049
		4,084
FOOD & STAPLES RETAILING—3.6%
243,225	Jeronimo Martins SGPS SA (Portugal)	5,281
973,280	Raia Drogasil SA (Brazil)*	4,761
36,620	Sugi Holdings Co. Ltd. (Japan)	1,600
689,197	Wal-Mart de Mexico SAB de CV (Mexico)	2,692
		14,334
HEALTH CARE EQUIPMENT & SUPPLIES—4.6%
38,773	Cochlear Ltd. (Australia)	5,858
370,480	Olympus Corp. (Japan)	6,965
79,240	Sysmex Corp. (Japan)	5,260
		18,083
COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—1.9%
61,605	MakeMyTrip Ltd. (India)*	$1,785
784,669	Trainline plc (United Kingdom)*,1	2,747
78,067	Trip.com Group Ltd. (China)*	2,872
		7,404
HOUSEHOLD PRODUCTS—1.7%
123,840	Pigeon Corp. (Japan)	1,968
122,300	Unicharm Corp. (Japan)	4,665
		6,633
INSURANCE—3.7%
640,560	AIA Group Ltd. (Hong Kong)	7,243
120,892	ICICI Lombard General Insurance Co Ltd. (India)[1]	1,682
710,100	Ping An Insurance Group Co. of China Ltd. (China)	5,516
		14,441
INTERACTIVE MEDIA & SERVICES—4.9%
923,461	Auto Trader Group plc (United Kingdom)[1]	7,165
177,948	Baidu Inc. Class A (China)*	2,991
925,739	Rightmove plc (United Kingdom)	6,726
873,400	Z Holdings Corp. (Japan)	2,542
		19,424
INTERNET & DIRECT MARKETING RETAIL—11.1%
463,736	Alibaba Group Holding Ltd. (China)*	6,376
133,383	Coupang Inc. (South Korea)*	2,253
237,941	Farfetch Ltd. (United Kingdom)*	1,623
37,426	Games Workshop Group plc (United Kingdom)	4,341
228,240	Meituan Class B (China)*,1	5,102
6,098	MercadoLibre Inc. (Brazil)*	7,206
129,591	Prosus NV (Netherlands)*	10,464
139,565	Zalando SE (Germany)*,1	6,508
		43,873
IT SERVICES—3.5%
3,641	Adyen NV (Netherlands)*,1	5,505
113,810	Shopify Inc. (Canada)*	5,608
398,352	Wise plc (United Kingdom)*	2,670
		13,783
LEISURE PRODUCTS—1.2%
25,680	Shimano Inc. (Japan)	4,580
LIFE SCIENCES TOOLS & SERVICES—3.3%
6,523	Lonza Group AG (Switzerland)*	3,721
5,925	Mettler-Toledo International Inc. (Switzerland)*	9,083
		12,804
MACHINERY—7.8%
648,476	Atlas Copco AB Class A (Sweden)*	7,695
285,974	Epiroc AB Class B (Sweden)*	4,768
13,280	SMC Corp. (Japan)	6,745
527,800	Techtronic Industries Co. Ltd. (Hong Kong)	6,804
209,748	Weir Group plc (United Kingdom)	4,624
		30,636
OIL, GAS & CONSUMABLE FUELS—0.7%
101,317	Reliance Industries Ltd. (India)*	2,926
PERSONAL PRODUCTS—2.9%
42,940	Kao Corp. (Japan)	1,736
182,920	Shiseido Co. Ltd. (Japan)	9,507
		11,243

Harbor International Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—2.6%
107,523	Experian plc (United Kingdom)	$3,932
57,226	Intertek Group plc (United Kingdom)	3,076
103,700	Recruit Holdings Co. Ltd. (Japan)	3,335
		10,343
ROAD & RAIL—0.9%
45,595	Canadian Pacific Railway Ltd. (Canada)	3,599
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.1%
14,581	ASML Holding NV (Netherlands)	9,648
595,280	Longi Green Energy Technology Co. Ltd. (China)	4,267
153,641	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)[2]	14,247
		28,162
SOFTWARE—1.6%
44,199	Nemetschek SE (Germany)	2,363
73,324	Xero Ltd. (New Zealand)*	4,041
		6,404
SPECIALTY RETAIL—0.4%
189,375	AUTO1 Group SE (Germany)*,1	1,534
TEXTILES, APPAREL & LUXURY GOODS—8.5%
18,679	Adidas AG (Germany)	3,008
137,486	Burberry Group plc (United Kingdom)	4,188
67,410	Cie Financiere Richemont SA (Switzerland)	10,392
6,713	Kering SA (France)	4,188
473,900	Li Ning Co. Ltd. (Hong Kong)	4,685
8,216	LVMH Moet Hennessy Louis Vuitton SE (France)	7,172
		33,633
COMMON STOCKS—Continued
Shares		Value
THRIFTS & MORTGAGE FINANCE—2.3%
284,688	Housing Development Finance Corp. Ltd. (India)	$9,185
TRADING COMPANIES & DISTRIBUTORS—2.0%
36,853	Ashtead Group plc (United Kingdom)*	2,428
33,875	IMCD NV (Netherlands)	5,370
		7,798
WIRELESS TELECOMMUNICATION SERVICES—0.8%
69,280	SoftBank Group Corp. (Japan)	3,280
TOTAL COMMON STOCKS
(Cost $300,568)		381,354

PREFERRED STOCKS—2.2%
(Cost $2,076)
HEALTH CARE EQUIPMENT & SUPPLIES—2.2%
19,650	Sartorius AG (Germany)	8,811
TOTAL INVESTMENTS—98.9%
(Cost $302,644)		390,165
CASH AND OTHER ASSETS, LESS LIABILITIES—1.1%		4,253
TOTAL NET ASSETS—100.0%		$394,418

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$10,705	$159,260	$—	$169,965
Latin America	14,659	—	—	14,659
Middle East/Central Asia	1,785	17,794	—	19,579
North America	12,241	—	—	12,241
Pacific Basin	16,500	148,410	—	164,910
Preferred Stocks
Europe	—	8,811	—	8,811
Total Investments in Securities	$55,890	$334,275	$—	$390,165
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor International Growth Fund
Portfolio of Investments—Continued

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $30,243 or 8% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor International Small Cap Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—94.2%
Shares		Value
AIR FREIGHT & LOGISTICS—1.7%
7,528,600	Singapore Post Ltd. (Singapore)*	$3,216
AUTO COMPONENTS—1.0%
1,364,730	Johnson Electric Holdings Ltd. (Hong Kong)	1,874
BANKS—1.7%
1,413,156	Virgin Money UK plc (United Kingdom)	3,381
BEVERAGES—1.8%
231,191	A.G. Barr plc (United Kingdom)*	1,563
984,213	C&C Group plc (Ireland)*	1,956
		3,519
CAPITAL MARKETS—1.7%
1,486,120	TP ICAP Group plc (Jersey)	3,237
CHEMICALS—2.8%
204,994	Neo Performance Materials Inc. (Canada)	1,770
158,120	Victrex plc (United Kingdom)	3,599
		5,369
COMMERCIAL SERVICES & SUPPLIES—6.0%
129,135	ISS AS (Denmark)*	2,823
97,437	Loomis AB (Sweden)	2,898
198,527	Mears Group plc (United Kingdom)	502
1,419,389	Serco Group plc (United Kingdom)	2,557
258,081	Transcontinental Inc. (Canada)	2,884
		11,664
CONSTRUCTION & ENGINEERING—1.9%
957,551	Maire Tecnimont SpA (Italy)	3,690
CONSUMER FINANCE—1.7%
37,056	Cembra Money Bank AG (Switzerland)*	3,290
CONTAINERS & PACKAGING—1.4%
213,200	Fuji Seal International Inc. (Japan)*	2,771
DISTRIBUTORS—2.6%
395,311	B&S Group Sarl (Luxembourg)[1]	2,176
77,116	PALTAC Corp. (Japan)	2,792
		4,968
DIVERSIFIED FINANCIAL SERVICES—1.7%
353,896	BFF Bank SpA (Italy)[1]	3,273
ELECTRICAL EQUIPMENT—1.2%
54,426	Mersen SA (France)	2,416
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—9.9%
159,577	Amano Corp. (Japan)	2,920
279,161	Anritsu Corp. (Japan)	2,674
74,118	AT&S Austria Technologie + Systemtechnik AG (Austria)*	2,543
184,544	Daiwabo Holdings Co. Ltd. (Japan)	2,793
41,789	Landis+Gyr Group AG (Switzerland)*	3,079
126,072	Optex Group Co. Ltd. (Japan)	2,067
225,620	Venture Corp. Ltd. (Singapore)	3,186
		19,262
ENERGY EQUIPMENT & SERVICES—1.9%
186,135	Technip Energies NV (France)*	3,609
FOOD & STAPLES RETAILING—0.9%
192,652	Qol Holdings Co. Ltd. (Japan)	1,741
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—8.1%
90,815	Ariake Japan Co. Ltd. (Japan)	$3,063
2,510,579	Aryzta AG (Switzerland)*	3,418
508,336	AustAsia Group Ltd. (Singapore)*	370
357,090	Elders Ltd. (Australia)	2,458
235,489	Glanbia plc (Ireland)	2,874
2,541,682	Japfa Ltd. (Singapore)	660
93,005	Morinaga & Co. Ltd. (Japan)	2,758
		15,601
GAS UTILITIES—1.7%
121,085	Rubis SCA (France)*	3,389
HEALTH CARE EQUIPMENT & SUPPLIES—5.3%
120,775	Ansell Ltd. (Australia)	2,414
736,929	Arjo AB B Shares (Sweden)*	2,860
221,517	Eiken Chemical Co. Ltd. (Japan)	2,712
76,100	JEOL Ltd. (Japan)*	2,235
		10,221
HEALTH CARE PROVIDERS & SERVICES—1.4%
180,661	Fagron NV (Belgium)*	2,671
HOTELS, RESTAURANTS & LEISURE—2.6%
173,005	RESORTTRUST, Inc. (Japan)	3,161
515,364	Round One Corp. (Japan)	1,899
		5,060
INDUSTRIAL CONGLOMERATES—1.1%
78,519	Indus Holding AG (Germany)	2,076
INSURANCE—5.3%
63,377	ASR Nederland NV (Netherlands)	3,000
223,303	Coface SA (France)	3,122
839,789	Direct Line Insurance Group plc (United Kingdom)	1,841
1,165,313	Mapfre SA (Spain)	2,344
		10,307
IT SERVICES—1.7%
109,223	Tietoevry OYJ (Finland)	3,326
LEISURE PRODUCTS—1.4%
137,400	Globeride Inc. (Japan)*	2,817
MACHINERY—9.9%
90,448	Construcciones y Auxiliar de Ferrocarrilies SA (Spain)*	2,913
349,572	Husqvarna AB (Sweden)	2,974
19,301	Krones AG (Germany)	2,254
213,900	METAWATER Co. Ltd. (Japan)*	2,823
88,940	Nabtesco Corp. (Japan)	2,604
129,250	Norma Group SE (Germany)	2,782
178,512	OSG Corp. (Japan)*	2,802
		19,152
MEDIA—4.9%
646,949	Atresmedia Corp. de Medios de Comunicacion SA (Spain)*	2,412
130,789	Criteo SA ADR (France)*,2	3,956
64,401	RTL Group SA (Luxembourg)	3,125
		9,493
PERSONAL PRODUCTS—1.3%
315,469	Ontex Group NV (Belgium)*	2,452

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—1.6%
206,762	Open Up Group Inc. (Japan)*	$3,050
ROAD & RAIL—1.6%
562,678	Redde Northgate plc (United Kingdom)	3,016
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
372,342	X-FAB Silicon Foundries SE (Belgium)*,1	3,256
SOFTWARE—3.0%
268,332	Computer Engineering & Consulting Ltd. (Japan)	3,127
371,561	TomTom NV (Netherlands)*	2,641
		5,768
COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.7%
3,744,922	Coats Group plc (United Kingdom)	$3,367
TOTAL COMMON STOCKS
(Cost $168,602)		182,302
TOTAL INVESTMENTS—94.2%
(Cost $168,602)		182,302
CASH AND OTHER ASSETS, LESS LIABILITIES—5.8%		11,199
TOTAL NET ASSETS—100.0%		$193,501

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$4,284	$108,377	$—	$112,661
North America	4,654	—	—	4,654
Pacific Basin	370	64,617	—	64,987
Total Investments in Securities	$9,308	$172,994	$—	$182,302
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. As of January 31, 2023, the aggregate value of these securities was $8,705 or 5% of net assets.

2
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Large Cap Value Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—97.2%
Shares		Value
AEROSPACE & DEFENSE—2.0%
184,000	General Dynamics Corp.	$42,883
AUTO COMPONENTS—1.9%
2,582,000	Cie Generale des Etablissements Michelin SCA ADR (France)[1]	40,744
BANKS—7.2%
452,550	Commerce Bancshares Inc.	30,122
322,000	Cullen/Frost Bankers Inc.	41,950
4,332,000	Mitsubishi UFJ Financial Group Inc. ADR (Japan)[1]	31,927
295,000	PNC Financial Services Group Inc.	48,802
		152,801
BEVERAGES—4.3%
828,000	Coca-Cola Co.	50,773
171,000	Constellation Brands Inc.	39,590
		90,363
BIOTECHNOLOGY—2.6%
215,000	Amgen Inc.	54,266
CAPITAL MARKETS—5.2%
183,000	Ameriprise Financial Inc.	64,072
483,000	Blackstone Group Inc.	46,349
		110,421
CHEMICALS—7.8%
1,274,000	Corteva Inc.	82,109
256,000	Ecolab Inc.	39,636
492,000	RPM International Inc.	44,236
		165,981
CONSTRUCTION MATERIALS—2.6%
151,000	Martin Marietta Materials Inc.	54,306
CONSUMER FINANCE—2.7%
477,000	Capital One Financial Corp.	56,763
ELECTRIC UTILITIES—2.4%
745,000	Xcel Energy Inc.	51,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.7%
316,000	Crown Castle International Corp.	46,803
452,000	Equity Lifestyle Properties Inc.	32,444
		79,247
FOOD & STAPLES RETAILING—2.0%
535,000	Sysco Corp.	41,441
GAS UTILITIES—2.5%
449,000	Atmos Energy Corp.	52,775
HEALTH CARE EQUIPMENT & SUPPLIES—3.8%
580,000	Alcon Inc. (Switzerland)	43,622
442,000	Medtronic plc (Ireland)	36,991
		80,613
HOUSEHOLD DURABLES—5.5%
605,000	Lennar Corp. Class A	61,952
7,126	Lennar Corp. Class B	616
592,000	Sony Corp. ADR (Japan)[1]	52,960
		115,528
COMMON STOCKS—Continued
Shares		Value
HOUSEHOLD PRODUCTS—2.1%
320,000	Procter & Gamble Co.	$45,562
INDUSTRIAL CONGLOMERATES—2.4%
244,000	Honeywell International Inc.	50,869
INSURANCE—2.3%
426,000	Cincinnati Financial Corp	48,202
IT SERVICES—0.8%
208,000	PayPal Holdings Inc.*	16,950
LIFE SCIENCES TOOLS & SERVICES—2.8%
227,000	Danaher Corp.	60,014
MACHINERY—6.9%
331,000	Oshkosh Corp.	33,358
193,000	Parker-Hannifin Corp.	62,918
470,000	Xylem Inc.	48,885
		145,161
OIL, GAS & CONSUMABLE FUELS—4.1%
1,934,000	Coterra Energy Inc.	48,408
376,000	Phillips 66	37,701
		86,109
PHARMACEUTICALS—2.6%
510,000	Merck & Co. Inc.	54,779
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
795,000	Microchip Technology Inc.	61,708
414,000	QUALCOMM Inc.	55,149
		116,857
SOFTWARE—11.5%
157,000	Adobe Inc.*	58,143
203,000	ANSYS Inc.*	54,071
238,000	Autodesk Inc.*	51,208
321,000	Microsoft Corp.	79,547
		242,969
TOTAL COMMON STOCKS
(Cost $1,485,416)		2,056,838
TOTAL INVESTMENTS—97.2%
(Cost $1,485,416)		2,056,838
CASH AND OTHER ASSETS, LESS LIABILITIES—2.8%		60,252
TOTAL NET ASSETS—100.0%		$2,117,090

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.4%
Shares		Value
AEROSPACE & DEFENSE—6.8%
6,769	General Dynamics Corp.	$1,578
26,145	Hexcel Corp.	1,845
42,776	Spirit AeroSystems Holdings Inc.	1,546
15,213	Woodward Inc.	1,556
		6,525
BANKS—1.8%
88,231	KeyCorp	1,693
BUILDING PRODUCTS—2.1%
37,915	Masco Corp.	2,017
CAPITAL MARKETS—7.6%
16,841	Houlihan Lokey Inc.	1,668
16,864	Intercontinental Exchange Inc.	1,814
18,679	Raymond James Financial Inc.	2,106
25,261	Stifel Financial Corp.	1,703
		7,291
CHEMICALS—5.0%
7,700	Albemarle Corp.	2,167
10,282	Eastman Chemical Co.	906
22,865	Scotts Miracle-Gro Co.	1,651
		4,724
COMMERCIAL SERVICES & SUPPLIES—3.6%
18,539	Republic Services Inc.	2,314
20,563	Stericycle Inc.*	1,107
		3,421
COMMUNICATIONS EQUIPMENT—1.2%
19,260	Lumentum Holdings Inc.*	1,159
CONTAINERS & PACKAGING—2.8%
7,956	Packaging Corp. of America	1,135
28,332	Sealed Air Corp.	1,552
		2,687
ELECTRICAL EQUIPMENT—2.1%
38,799	Sensata Technologies Holding plc (United Kingdom)	1,973
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.2%
12,584	Arrow Electronics Inc.*	1,478
13,887	Keysight Technologies Inc.*	2,491
		3,969
ENERGY EQUIPMENT & SERVICES—2.3%
35,170	ChampionX Corp.	1,162
21,888	Helmerich & Payne Inc.	1,060
		2,222
ENTERTAINMENT—1.6%
20,004	Activision Blizzard Inc.	1,532
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.4%
53,825	Americold Realty Trust	1,691
16,236	Boston Properties Inc.	1,210
4,304	SBA Communications Corp.	1,280
		4,181
FOOD & STAPLES RETAILING—1.3%
16,329	Sysco Corp.	1,265
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—1.2%
30,285	Dentsply Sirona Inc.	$1,115
HEALTH CARE PROVIDERS & SERVICES—2.8%
8,491	AmerisourceBergen Corp.	1,435
4,885	Laboratory Corp. of America Holdings	1,231
		2,666
HOTELS, RESTAURANTS & LEISURE—2.2%
14,236	Darden Restaurants Inc.	2,107
HOUSEHOLD DURABLES—1.7%
16,585	D.R. Horton Inc.	1,637
INSURANCE—6.7%
12,910	Reinsurance Group of America Inc.	1,959
9,949	Renaissance Holdings Ltd. (Bermuda)	1,947
18,539	The Progressive Corp.	2,528
		6,434
IT SERVICES—5.6%
15,189	Akamai Technologies Inc.*	1,351
21,121	Black Knight Inc.*	1,280
8,514	Broadridge Financial Solutions Inc.	1,280
13,050	Global Payments Inc.	1,471
		5,382
LIFE SCIENCES TOOLS & SERVICES—4.7%
14,143	Agilent Technologies Inc.	2,151
3,466	Bio-Rad Laboratories Inc.*	1,620
19,842	Syneos Health Inc.*	713
		4,484
MACHINERY—4.7%
5,885	Cummins Inc.	1,469
8,816	Dover Corp.	1,338
6,699	Snap-on Inc.	1,666
		4,473
MULTI-UTILITIES—1.3%
13,491	WEC Energy Group Inc.	1,268
OIL, GAS & CONSUMABLE FUELS—2.7%
64,152	Coterra Energy Inc.	1,606
23,005	Murphy Oil Corp.	1,003
		2,609
PHARMACEUTICALS—1.4%
25,238	Catalent Inc.*	1,351
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
27,704	CBRE Group Inc.*	2,369
ROAD & RAIL—1.4%
44,102	CSX Corp.	1,364
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.8%
10,305	Applied Materials Inc.	1,149
22,144	Entegris Inc.	1,787
14,631	Skyworks Solutions Inc.	1,605
		4,541

Harbor Mid Cap Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—4.0%
6,513	ANSYS Inc.*	$1,735
5,746	Synopsys Inc.*	2,032
		3,767
SPECIALTY RETAIL—0.8%
8,839	TJX Companies Inc.	724
TRADING COMPANIES & DISTRIBUTORS—3.1%
37,612	Air Lease Corp.	1,691
11,305	GATX Corp.	1,294
		2,985
TOTAL COMMON STOCKS
(Cost $85,670)		93,935
TOTAL INVESTMENTS—98.4%
(Cost $85,670)		93,935
CASH AND OTHER ASSETS, LESS LIABILITIES—1.6%		1,556
TOTAL NET ASSETS—100.0%		$95,491

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Mid Cap Value Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—0.7%
3,700	Huntington Ingalls Industries Inc.	$816
15,200	Moog Inc.	1,449
		2,265
AIRLINES—1.1%
36,000	Alaska Air Group Inc.*	1,848
31,500	United Airlines Holdings Inc.*	1,542
		3,390
AUTO COMPONENTS—1.2%
137,900	American Axle & Manufacturing Holdings Inc.*	1,223
36,000	BorgWarner Inc.	1,702
68,900	Goodyear Tire & Rubber Co.*	775
		3,700
AUTOMOBILES—1.5%
62,200	Harley-Davidson Inc.	2,863
21,300	THOR Industries Inc.	2,031
		4,894
BANKS—4.6%
83,200	Citizens Financial Group Inc.	3,604
49,600	Fifth Third Bancorp	1,800
127,600	KeyCorp	2,449
170,600	Regions Financial Corp.	4,016
52,900	Zions Bancorporation	2,812
		14,681
BEVERAGES—1.2%
72,300	Molson Coors Beverage Co.	3,802
BIOTECHNOLOGY—1.4%
176,100	Ironwood Pharmaceuticals Inc.*	2,029
8,800	United Therapeutics Corp.*	2,316
		4,345
BUILDING PRODUCTS—1.4%
47,400	Owens Corning	4,581
CAPITAL MARKETS—3.0%
11,700	Ameriprise Financial Inc.	4,096
60,800	Bank of New York Mellon Corp.	3,075
30,900	Jefferies Financial Group Inc.*	1,214
33,700	Lazard Ltd. (Bermuda)	1,351
		9,736
CHEMICALS—4.2%
18,100	Celanese Corp.	2,230
56,013	Chemours Co.	2,038
14,300	Eastman Chemical Co.	1,261
95,300	Huntsman Corp.	3,020
16,170	Ingevity Corp.*	1,333
52,300	Koppers Holdings Inc.	1,810
12,600	LyondellBasell Industries N.V. (Netherlands)	1,218
21,500	Trinseo plc (Luxembourg)	597
		13,507
CONSUMER FINANCE—3.1%
117,500	Ally Financial Inc.	3,818
10,900	Discover Financial Services	1,272
166,600	Navient Corp.	3,161
46,400	Synchrony Financial	1,704
		9,955
COMMON STOCKS—Continued
Shares		Value
CONTAINERS & PACKAGING—3.6%
33,400	Berry Global Group Inc.*	$2,062
37,700	Greif Inc.	2,693
88,500	O-I Glass Inc.*	1,704
42,800	Silgan Holdings Inc.	2,306
72,300	WestRock Co.	2,837
		11,602
DIVERSIFIED CONSUMER SERVICES—0.7%
56,500	H&R Block Inc.	2,202
DIVERSIFIED FINANCIAL SERVICES—0.8%
79,987	Banco Latinoamericano de Comercio Exterior SA (Panama)	1,378
18,400	Voya Financial Inc.	1,284
		2,662
ELECTRIC UTILITIES—0.9%
88,600	NRG Energy Inc.	3,032
ELECTRICAL EQUIPMENT—0.9%
21,800	Atkore Inc.*	2,839
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.9%
27,100	Arrow Electronics Inc.*	3,184
24,200	Avnet Inc.	1,110
47,100	Jabil Inc.	3,703
27,000	Methode Electronics Inc.	1,289
40,600	Sanmina Corp.*	2,474
10,300	SYNNEX Corp.	1,052
87,900	TTM Technologies Inc.*	1,382
69,800	Vishay Intertechnology Inc.	1,598
		15,792
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.2%
99,400	Brandywine Realty Trust	652
121,600	Brixmor Property Group Inc.	2,861
240,078	Franklin Street Properties Corp.	739
137,900	Hersha Hospitality Trust	1,269
114,400	Medical Properties Trust Inc.	1,482
52,750	Office Properties Income Trust	905
74,800	Omega Healthcare Investors Inc.	2,202
139,000	Paramount Group Inc.	897
138,248	Piedmont Office Realty Trust Inc.	1,465
80,100	Sabra Health Care REIT Inc.	1,081
102,411	Service Properties Trust	913
19,400	Simon Property Group Inc.	2,492
95,800	SITE Centers Corp.	1,308
82,900	Tanger Factory Outlet Centers Inc.	1,584
		19,850
FOOD & STAPLES RETAILING—3.3%
30,500	Ingles Markets Inc.	2,898
87,900	Kroger Co.	3,923
80,000	Sprouts Farmers Market Inc.*	2,556
31,500	Walgreens Boots Alliance Inc.*	1,161
		10,538
FOOD PRODUCTS—3.1%
24,900	Archer Daniels Midland Co.	2,063
57,500	Conagra Brands Inc.	2,138
23,800	Ingredion Inc.	2,447

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
FOOD PRODUCTS—Continued
5,900	JM Smucker Co.	$902
35,000	Tyson Foods Inc.	2,301
		9,851
GAS UTILITIES—1.7%
40,000	National Fuel Gas Co.	2,322
78,200	UGI Corp.	3,115
		5,437
HEALTH CARE PROVIDERS & SERVICES—3.5%
41,800	Cardinal Health Inc.	3,229
29,900	DaVita Inc.*	2,463
4,800	Laboratory Corp. of America Holdings	1,210
7,000	McKesson Corp.	2,651
11,200	Universal Health Services Inc.	1,660
		11,213
HOTELS, RESTAURANTS & LEISURE—0.4%
56,500	Bloomin' Brands Inc.	1,370
HOUSEHOLD DURABLES—4.1%
49,557	Ethan Allen Interiors Inc.	1,424
12,900	Meritage Homes Corp.*	1,389
59,100	PulteGroup Inc.	3,362
53,700	Toll Brothers Inc.	3,195
23,500	Whirlpool Corp.	3,657
		13,027
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.2%
163,400	Vistra Corp.	3,768
INSURANCE—7.3%
48,300	Aflac Inc.	3,550
7,100	Allstate Corp.	912
9,200	American Financial Group Inc.	1,312
34,900	American International Group Inc.	2,206
21,800	First American Financial Corp.	1,349
62,400	Hartford Financial Services Group Inc.	4,843
35,800	Lincoln National Corp.	1,268
129,100	Old Republic International Corp.	3,407
21,800	Principal Financial Group Inc.	2,018
75,200	Universal Insurance Holdings Inc.	958
37,000	Unum Group	1,555
		23,378
INTERNET & DIRECT MARKETING RETAIL—0.8%
50,200	eBay Inc.	2,485
IT SERVICES—1.2%
73,300	DXC Technology Co.*	2,106
117,600	Western Union Co.	1,666
		3,772
LEISURE PRODUCTS—0.5%
19,500	Brunswick Corp.	1,644
MACHINERY—6.0%
32,700	AGCO Corp.	4,517
74,130	Allison Transmission Holdings Inc.	3,342
17,600	Cummins Inc.	4,392
17,700	Snap-on Inc.	4,402
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
24,500	Timken Co.	$2,018
41,400	Titan International Inc.*	691
		19,362
MEDIA—2.2%
64,500	Fox Corp.	2,189
15,600	Nexstar Media Group Inc.	3,194
78,300	TEGNA Inc.	1,561
		6,944
METALS & MINING—1.0%
14,460	Reliance Steel & Aluminum Co.	3,289
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.3%
41,650	Annaly Capital Management Inc.*	978
MULTILINE RETAIL—1.0%
31,200	Big Lots Inc.	511
20,400	Kohl's Corp.	660
82,300	Macy's Inc.	1,945
		3,116
OIL, GAS & CONSUMABLE FUELS—4.5%
55,700	APA Corp.	2,469
33,200	Devon Energy Corp.	2,100
60,500	HF Sinclair Corp.	3,443
22,200	Marathon Petroleum Corp.	2,853
19,500	Phillips 66	1,955
10,700	Valero Energy Corp.	1,498
3,636	Vitesse Energy Inc.*	58
		14,376
PHARMACEUTICALS—2.0%
26,800	Jazz Pharmaceuticals plc (Ireland)*	4,199
18,938	Prestige Consumer Healthcare Inc.*	1,245
93,493	Viatris Inc.	1,137
		6,581
PROFESSIONAL SERVICES—0.7%
27,500	ManpowerGroup Inc.	2,397
ROAD & RAIL—0.8%
26,268	Ryder System Inc.	2,480
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.5%
123,600	Amkor Technology Inc.	3,617
25,600	Diodes Inc.*	2,283
19,900	Qorvo Inc.*	2,162
		8,062
SPECIALTY RETAIL—4.4%
31,000	Best Buy Co. Inc.	2,750
12,000	Dick's Sporting Goods Inc.	1,569
81,800	Foot Locker Inc.	3,559
8,700	Group 1 Automotive Inc.	1,861
36,200	ODP Corp.*	1,868
18,600	Penske Automotive Group Inc.	2,377
		13,984
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.4%
147,900	HP Inc.	4,310

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—Continued
26,300	Seagate Technology Holdings plc (Ireland)	$1,782
93,900	Xerox Holdings Corp.	1,538
		7,630
TEXTILES, APPAREL & LUXURY GOODS—0.5%
17,700	Capri Holdings Ltd. (Virgin Islands)*	1,177
28,100	G-III Apparel Group Ltd.*	475
		1,652
THRIFTS & MORTGAGE FINANCE—1.5%
132,900	MGIC Investment Corp.	1,876
19,700	PennyMac Financial Services Inc.	1,328
77,000	Radian Group Inc.	1,702
		4,906
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.0%
47,758	Triton International Ltd. (Bermuda)	$3,374
TOTAL COMMON STOCKS
(Cost $265,692)		318,449
TOTAL INVESTMENTS—99.3%
(Cost $265,692)		318,449
CASH AND OTHER ASSETS, LESS LIABILITIES—0.7%		2,316
TOTAL NET ASSETS—100.0%		$320,765

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—96.2%
Shares		Value
AEROSPACE & DEFENSE—1.6%
18,196	Austal Ltd. (Australia)*	$21
1,128	Dassault Aviation SA (France)	193
1,959	Kongsberg Gruppen ASA (Norway)	78
12,645	QinetiQ Group plc (United Kingdom)*	57
152,100	Singapore Technologies Engineering Ltd. (Singapore)*	428
9,764	Thales SA (France)	1,291
		2,068
AIR FREIGHT & LOGISTICS—0.1%
1,805	Mainfreight Ltd. (New Zealand)	84
AIRLINES—0.1%
103,975	Air Arabia PJSC (United Arab Emirates)*	63
6,172	Deutsche Lufthansa AG (Germany)*	65
		128
AUTO COMPONENTS—0.2%
8,700	Ichikoh Industries Ltd. (Japan)*	26
28,000	Johnson Electric Holdings Ltd. (Hong Kong)	38
8,986	Martinrea International Inc. (Canada)*	87
6,500	Thai Stanley Electric PCL NVDR (Thailand)[1]	37
		188
BANKS—8.1%
131,019	Australia & New Zealand Banking Group Ltd (Australia)	2,332
40,400	Bangkok Bank PCL NVDR (Thailand)[1]	195
2,452	Bank Handlowy w Warszawie SA (Poland)*	46
88,736	Bank Leumi Le-Israel BM (Israel)	784
30,289	Commercial Bank of Dubai PSC (United Arab Emirates)	41
60,389	DNB Bank ASA (Norway)	1,129
4,300	Ehime Bank Ltd. (The) (Japan)*	32
53,361	Faisal Islamic Bank of Egypt (Egypt)	60
111,372	ING Groep NV (Netherlands)	1,613
352,712	Lloyds Banking Group plc (United Kingdom)	230
261,577	NatWest Group plc (United Kingdom)*	998
22,000	North Pacific Bank Ltd. (Japan)*	48
741,065	PT Bank Danamon Indonesia TBK (Indonesia)*	131
9,732	Raiffeisen Bank International AG (Austria)	175
3,400	Shikoku Bank Ltd. (Japan)*	26
38,514	Societe Generale SA (France)	1,146
139,939	Standard Chartered plc (United Kingdom)	1,175
11,100	Towa Bank Ltd. (Japan)*	53
		10,214
BEVERAGES—2.6%
56,842	Australian Vintage Ltd. (Australia)*	24
24,844	Coca-Cola Europacific Partners plc (United Kingdom)	1,397
10,133	Coca-Cola HBC AG (Switzerland)*	246
2,013	Corby Spirit and Wine Ltd. (Canada)*	25
15,398	Ginebra San Miguel Inc. (Philippines)	33
18,018	Heineken Holding NV (Netherlands)	1,488
3,800	Primo Water Corp. (Canada)*	59
		3,272
BIOTECHNOLOGY—1.4%
554	Adaptimmune Therapeutics plc ADR (United Kingdom)*,1	1
75,012	Amarin Corp. plc ADR (United Kingdom)*,1	139
1,393	BioNTech SE ADR (Germany)*,1	200
6,036	GENFIT SA (France)*	26
3,624	Genmab AS (Denmark)*	1,420
1,926	Swedish Orphan Biovitrum AB (Sweden)*	43
		1,829
COMMON STOCKS—Continued
Shares		Value
BUILDING PRODUCTS—0.2%
10,800	BRC Asia Ltd. (Singapore)	$15
5,400	Maezawa Kasei Industries Co. Ltd. (Japan)	57
1,900	Noda Corp. (Japan)*	16
5,888	Norcros plc (United Kingdom)	15
4,400	Okabe Co. Ltd. (Japan)	25
97,898	RAS Al Khaimah Ceramics (United Arab Emirates)	75
		203
CAPITAL MARKETS—3.0%
315	Cie Financiere Tradition SA (Switzerland)	37
65,244	Deutsche Bank AG (Germany)*	871
7,899	Deutsche Boerse AG (Germany)	1,413
5,328	Equita Group SpA (Italy)	22
2,082	Fiducian Group Ltd. (Australia)	10
2,256	Foresight Group Holdings Ltd. (United Kingdom)*	13
10,762	IG Group Holdings plc (United Kingdom)	106
83,841	Investec plc (United Kingdom)	541
4,100	IwaiCosmo Holdings Inc. (Japan)	42
131,408	Man Group plc (Jersey)	404
8,153	Ninety One plc (United Kingdom)	20
1,446	Titanium OYJ (Finland)	27
2,500	TMX Group Ltd. (Canada)*	246
		3,752
CHEMICALS—3.1%
2,500	Achilles Corp. (Japan)	24
6,800	AirBoss of America Corp. (Canada)*	56
5,600	Carlit Holdings Co. Ltd. (Japan)	33
2,900	DAI Nippon Toryo Co. Ltd. (Japan)	18
18,476	DGL Group Ltd. (Australia)*	19
2,900	Fujimori Kogyo Co. Ltd. (Japan)	74
800	Hodogaya Chemical Co. Ltd. (Japan)*	21
5,353	ICL Group Ltd. (Israel)	42
318,537	Incitec Pivot Ltd. (Australia)	779
2,800	Ishihara Sangyo Kaisha Ltd. (Japan)	24
699	Johnson Matthey plc (United Kingdom)*	20
574	KPX Chemical Co. Ltd. (South Korea)	23
2,800	Kyowa Leather Cloth Co. Ltd. (Japan)	11
2,700	Methanex Corp. (Canada)	128
3,426	Misr Fertilizers Production Co. SAE (Egypt)	17
2,000	Moresco Corp. (Japan)	19
7,786	Neo Performance Materials Inc. (Canada)	67
2,200	Nippon Carbide Industries Co. Inc. (Japan)	22
2,380	OCI NV (Netherlands)	81
1,300	Okura Industrial Co. Ltd. (Japan)	19
54,084	Orica Ltd. (Australia)	568
728	PCC Rokita SA (Poland)	20
7,100	Riken Technos Corp. (Japan)*	29
5,600	Sekisui Kasei Co. Ltd. (Japan)*	17
2,985	Serge Ferrari Group (France)	42
600	Soken Chemical & Engineering Co. Ltd. (Japan)	8
3,904	Solvay SA (Belgium)*	455
1,100	Sumitomo Seika Chemicals Co. Ltd. (Japan)*	35
2,400	Tayca Corp. (Japan)*	22
1,676	Tessenderlo Group SA (Belgium)*	59
6,100	Tokuyama Corp. (Japan)*	89
440	Wacker Chemie AG (Germany)	66
23,206	Yara International ASA (Norway)	1,031
		3,938
COMMERCIAL SERVICES & SUPPLIES—1.2%
4,000	AEON Delight Co. Ltd. (Japan)	95
2,100	AGS Corp. (Japan)	11

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
800	AJIS Co. Ltd. (Japan)	$15
4,000	Azienda Bresciana Petroli Nocivelli SpA (Italy)*	16
3,173	Derichebourg SA (France)*	22
340	Fursys Inc. (South Korea)	8
2,746	GL Events SA (France)*	64
15,710	ISS AS (Denmark)*	343
14,200	Kokuyo Co. Ltd. (Japan)	202
1,800	Kyodo Printing Co. Ltd. (Japan)	40
8,961	Mears Group plc (United Kingdom)	23
2,400	NAC Co. Ltd. (Japan)	18
5,900	Prestige International Inc. (Japan)*	33
1,400	Pronexus Inc. (Japan)	11
1,900	SATO Holdings Corp. (Japan)*	31
8,500	SECOM Co. Ltd. (Japan)	506
1,501	SPIE SA (France)	41
		1,479
CONSTRUCTION & ENGINEERING—0.3%
406,000	Analogue Holdings Ltd. (Hong Kong)	63
13,188	Boustead Singapore Ltd. (Singapore)	8
305	Burkhalter Holding AG (Switzerland)	28
1,900	Dai-Ichi Cutter Kogyo KK (Japan)*	15
1,706	Implenia AG (Switzerland)*	72
3,816	Lycopodium Ltd. (Australia)*	19
3,900	Meisei Industrial Co. Ltd. (Japan)*	25
905	Morgan Sindall Group plc (United Kingdom)	18
122,700	Naim Holdings BHD (Malaysia)*	17
9,626	NRW Holdings Ltd. (Australia)*	21
3,722	Orascom Construction plc (United Arab Emirates)	12
7,700	Tomoe Corp. (Japan)*	25
2,600	Yamato Corp. (Japan)	15
1,500	Yondenko Corp. (Japan)	21
		359
CONSTRUCTION MATERIALS—0.1%
4,100	Asia Pile Holdings Corp. (Japan)*	20
14,211	Breedon Group plc (United Kingdom)	12
12,394	Qatar National Cement Co. QPSC (Qatar)	17
800	Shinagawa Refractories Co. Ltd. (Japan)*	26
29,705	Wagners Holding Co. Ltd. (Australia)*	15
2,060	Wienerberger AG (Austria)	62
		152
CONSUMER FINANCE—0.0%
3,300	AEON Financial Service Co. Ltd. (Japan)	33
284	H&T Group plc (United Kingdom)*	2
		35
CONTAINERS & PACKAGING—0.1%
9,998	DS Smith plc (United Kingdom)	44
39,400	Hanwell Holdings Ltd. (Singapore)*	10
11,718	Orora Ltd. (Australia)	25
1,700	Pack Corp. (Japan)*	34
6,177	Pro-Pac Packaging Ltd. (Australia)*	1
9,900	Thantawan Industry PCL NVDR (Thailand)[1]	11
1,700	Tomoku Co. Ltd. (Japan)*	22
600	Winpak Ltd. (Canada)*	19
		166
DISTRIBUTORS—0.1%
4,194	Inchcape plc (United Kingdom)	47
COMMON STOCKS—Continued
Shares		Value
DISTRIBUTORS—Continued
52,861	Smiths News plc (United Kingdom)*	$33
1,800	Uni-Select Inc. (Canada)*	54
		134
DIVERSIFIED CONSUMER SERVICES—0.1%
3,830	JLS Co. Ltd. (South Korea)*	23
22,700	JP-Holdings Inc. (Japan)*	60
2,713	MegaStudy Co Ltd. (South Korea)*	24
4,500	Meiko Network Japan Co. Ltd. (Japan)*	21
7,627	Shine Justice Ltd. (Australia)	5
3,700	Tear Corp. (Japan)*	12
		145
DIVERSIFIED FINANCIAL SERVICES—0.0%
142,000	Pacific Century Regional Developments Ltd. (Singapore)	44
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
4,273	B Communications Ltd. (Israel)*	21
604	Magyar Telekom Telecommunications plc ADR (Hungary)[1]	3
125	Telefonica SA (Spain)	1
124,616	Telstra Corp. Ltd. (Australia)	360
		385
ELECTRICAL EQUIPMENT—0.8%
5,600	Chiyoda Integre Co. Ltd. (Japan)	97
2,000	Hammond Power Solutions Inc. (Canada)*	37
1,000	Mirai Industry Co. Ltd. (Japan)	12
70,600	Mitsubishi Electric Corp. (Japan)	778
2,500	Sinfonia Technology Co. Ltd. (Japan)*	30
2,200	Takaoka Toko Co. Ltd. (Japan)	36
51,000	Xingye Alloy Materials Group Ltd. (Hong Kong)*	7
		997
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.8%
8,500	ALPS Alpine Co. Ltd. (Japan)*	87
2,584	AT&S Austria Technologie & Systemtechnik AG (Austria)*	89
3,400	Celestica Inc. (Canada)*	45
77,905	DataTec Ltd. (South Africa)*	153
5,000	Kyosan Electric Manufacturing Co. Ltd. (Japan)	16
320	Nedap NV (Netherlands)	21
2,700	Nihon Denkei Co. Ltd. (Japan)	34
3,800	Osaki Electric Co. Ltd. (Japan)	16
12,592	Rakon Ltd. (New Zealand)*	8
39	Schaffner Holding AG (Switzerland)*	12
2,700	Sigma Koki Co. Ltd. (Japan)	32
2,700	SMK Corp. (Japan)	49
2,000	Sun-Wa Technos Corp. (Japan)	29
7,700	Topcon Corp. (Japan)	100
19,300	Yokogawa Electric Corp. (Japan)*	339
		1,030
ENERGY EQUIPMENT & SERVICES—0.4%
9,400	Ensign Energy Services Inc. (Canada)*	27
13,597	Hunting plc (United Kingdom)*	58
62,210	MMA Offshore Ltd. (Australia)*	42
3,900	Pason Systems Inc. (Canada)	46
23,013	PHX Energy Services Corp. (Canada)	138
5,730	Shawcor Ltd. (Canada)*	61
5,857	Technip Energies NV (France)*	114
5,795	Worley Ltd. (Australia)*	64
		550

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
ENTERTAINMENT—0.1%
7,900	Ateam Inc. (Japan)*	$48
46,000	IGG Inc. (Singapore)*	17
397	PlayWay SA (Poland)*	38
		103
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.0%
57,300	Pavilion Real Estate Investment Trust (Malaysia)*	18
FOOD & STAPLES RETAILING—1.5%
2,000	Axial Retailing Inc. (Japan)	54
16,210	Eurocash SA (Poland)*	56
8,000	George Weston Ltd. (Canada)*	1,029
6,564	Jeronimo Martins SGPS SA (Portugal)	143
4,247	Kesko OYJ Class B (Finland)	99
6,895	Kitwave Group plc (United Kingdom)*	16
6,800	Lawson Inc. (Japan)*	272
2,600	Mitsubishi Shokuhin Co. Ltd. (Japan)*	63
2,600	Okuwa Co. Ltd. (Japan)	18
3,600	Orsero SpA (Italy)*	60
2,700	Qol Holdings Co. Ltd. (Japan)	24
1,300	Toho Co. Ltd. (Japan)*	16
4,600	Valor Holdings Co. Ltd. (Japan)	66
		1,916
FOOD PRODUCTS—1.2%
12,400	AustAsia Group Ltd. (Singapore)*	9
305,700	CCK Consolidated Holdings BHD (Malaysia)*	53
1,500,000	China Starch Holdings Ltd. (Hong Kong)*	49
39,400	Delfi Ltd. (Singapore)	25
18,055	Finsbury Food Group plc (United Kingdom)	22
42,200	Hap Seng Plantations Holdings BHD (Malaysia)	19
1,450	Industrial Milk Co. (Luxembourg)*	5
39,600	Innoprise Plantations BHD (Malaysia)*	14
62,000	Japfa Ltd. (Singapore)	16
75,900	JBS SA (Brazil)	300
58,700	Kawan Food BHD (Malaysia)*	31
39,800	Kim Loong Resources BHD (Malaysia)	17
892	Maeil Holdings Co. Ltd. (South Korea)*	6
9,500	Meiji Holdings Co. Ltd. (Japan)*	490
1,760	Nestlé SA (Switzerland)	215
119	Neto ME Holdings Ltd. (Israel)*	3
6,397	PGG Wrightson Ltd. (New Zealand)*	18
376,800	PT Salim Ivomas Pratama TBK (Indonesia)	11
2,962	RCL Foods Ltd. (South Africa)	2
27,953	Ridley Corp. Ltd. (Australia)	38
1,562	Sajodaerim Corp. (South Korea)	36
103,800	Sarawak Plantation BHD (Malaysia)	52
23,330	Synlait Milk Ltd. (New Zealand)*	53
6,541	Tiger Brands Ltd. (South Africa)*	78
		1,562
GAS UTILITIES—0.0%
4,400	Hiroshima Gas Co. Ltd. (Japan)	12
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
4,312	Carl Zeiss Meditec AG (Germany)*	622
6,515	Cochlear Ltd. (Australia)	984
2,200	Fukuda Denshi Co. Ltd. (Japan)	77
924	Ion Beam Applications (Belgium)	17
4,800	JEOL Ltd. (Japan)*	141
5,000	JMS Co. Ltd. (Japan)	19
36	Paul Hartmann AG (Germany)	9
3,473	Sonova Holding AG (Switzerland)	869
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
2,068	Straumann Holding AG (Switzerland)	$271
1,098	Viemed Healthcare Inc. (Canada)*	9
		3,018
HEALTH CARE PROVIDERS & SERVICES—0.1%
1,998	Dedicare AB (Sweden)*	24
494	Ilex Medical Ltd. (Israel)	13
4,800	Japan Medical Dynamic Marketing Inc. (Japan)*	32
60,000	Ladprao General Hospital PCL NVDR (Thailand)*,[1]	10
6,322	Oriola Corp. Class A (Finland)	13
951	Oriola OYJ (Finland)	2
63,000	Ratchaphruek Hospital PCL NVDR (Thailand)[1]	12
		106
HEALTH CARE TECHNOLOGY—0.1%
2,101	Ascom Holding AG (Switzerland)	19
2,972	Pro Medicus Ltd. (Australia)*	142
300	Software Service Inc. (Japan)*	20
		181
HOTELS, RESTAURANTS & LEISURE—1.3%
81,600	After You PCL NVDR (Thailand)*,1	30
169,000	Berjaya Food BHD (Malaysia)	43
4,523	Betsson AB (Sweden)*	37
10,222	Cie Des Alpes SA (France)*	162
773,200	Genting Singapore Ltd. (Singapore)*	586
13,002	Hollywood Bowl Group plc (United Kingdom)*	42
83,100	Jaya Bersama Indo TBK PT (Indonesia)*	—[x]
50,200	Kimly Ltd. (Singapore)	13
13,553	La Francaise Des Jeux SAEM (France)*	580
500	MTY Food Group Inc. (Canada)*	26
404,300	PT Champ Resto Indonesia TBK (Indonesia)*	41
11,344	STS Holding SA (Poland)*	44
1,800	Tokyotokeiba Co. Ltd. (Japan)*	54
		1,658
HOUSEHOLD DURABLES—0.1%
5	Dom Development SA (Poland)	—
1,500	FJ Next Holdings Co. Ltd. (Japan)	11
3,800	JANOME Corp. (Japan)*	18
2,700	Nihon Trim Co. Ltd. (Japan)*	61
1,479	Nikon Corp. (Japan)	15
698	Surteco Group SE (Germany)	16
10,993	Toya SA (Poland)	15
		136
HOUSEHOLD PRODUCTS—0.0%
2,200	ES Energy Save Holding AB (Sweden)*	43
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—1.0%
3,220	7C Solarparken AG (Germany)	15
7,568	Arise AB (Sweden)*	36
5,996	Corp. Acciona Energías Renovables SA (Spain)*	245
22,104	RWE AG (Germany)	984
		1,280
INDUSTRIAL CONGLOMERATES—0.1%
2,561	Industries Qatar QSC (Qatar)	10
12,700	Nisshinbo Holdings Inc. (Japan)	95
14,034	Qatar Industrial Manufacturing Co. QSC (Qatar)	12
		117

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
INSURANCE—6.9%
7,700	Allianz Malaysia BHD (Malaysia)*	$25
37,419	Assicurazioni Generali SpA (Italy)*	730
21,539	Chesnara plc (United Kingdom)*	76
69,300	Dai-ichi Life Holdings Inc. (Japan)	1,626
700	iA Financial Corp. Inc. (Canada)*	43
31,400	Japan Post Insurance Co. Ltd. (Japan)	560
19,600	MS&AD Insurance Group Holdings Inc. (Japan)	629
3,626	Muenchener Rueckversicherungs-Gesellschaft AG (Germany)*	1,310
41,315	NN Group NV (Netherlands)	1,795
145,600	PT Asuransi Tugu Pratama Indonesia TBK (Indonesia)*	15
5,115	Solid Forsakring AB (Sweden)*	34
9,500	Sompo Holdings Inc. (Japan)	409
8,600	T&D Holdings Inc. (Japan)	138
3,948	Talanx AG (Germany)*	195
55,500	Tokio Marine Holdings Inc. (Japan)	1,162
		8,747
INTERNET & DIRECT MARKETING RETAIL—0.0%
9,200	Hai-O Enterprise BHD (Malaysia)*	3
IT SERVICES—2.2%
545	ALTEN SA (France)	84
6,068	B3 Consulting Group AB (Sweden)	99
1,400	Business Brain Showa-Ota Inc. (Japan)*	21
800	CDS Co. Ltd. (Japan)	11
640	Comarch SA (Poland)	24
77,176	Computershare Ltd. (Australia)	1,300
4,200	Core Corp. (Japan)	49
712	DATAGROUP SE (Germany)*	55
266	Digia OYJ (Finland)	2
700	Fujitsu Ltd. (Japan)	100
1,484	Hecto Financial Co. Ltd. (South Korea)*	29
5,800	Hennge KK (Japan)*	46
1,300	Himacs Ltd. (Japan)	15
2,600	ID Holdings Corp. (Japan)*	20
1,800	I-NET Corp. (Japan)	18
19,600	NEC Corp. (Japan)	708
1,500	oRo Co. Ltd. (Japan)*	22
571	Sopra Steria Group SACA (France)*	95
1,500	VINX Corp. (Japan)	17
700	Zuken Inc. (Japan)	17
		2,732
LEISURE PRODUCTS—0.1%
2,400	Furyu Corp. (Japan)*	21
30,798	ME Group International plc (United Kingdom)*	49
1,500	Sankyo Co. Ltd. (Japan)	61
3,600	TOMY Co. Ltd. (Japan)	35
		166
LIFE SCIENCES TOOLS & SERVICES—0.3%
7,885	Qiagen NV (Netherlands)*	386
154	Sartorius Stedim Biotech (France)	54
		440
MACHINERY—1.7%
629	AG Growth International Inc. (Canada)*	24
8,100	Amada Co. Ltd. (Japan)*	73
3,623	Andritz AG (Austria)	217
7,300	Daihatsu Diesel Manufacturing Co Ltd. (Japan)	30
13,379	Deutz AG (Germany)*	73
1,853	Duerr AG (Germany)*	71
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
268	Exel Industries (France)*	$18
1,327	Famur SA (Poland)*	1
3,300	Freund Corp. (Japan)	17
4,800	Fuji Corp. (Japan)*	80
5,407	GEA Group AG (Germany)	244
54	Groupe Gorge SA (France)*	1
7,500	Hino Motors Ltd. (Japan)*	32
9,839	Knorr-Bremse AG (Germany)*	647
5,300	Miura Co. Ltd. (Japan)	133
1,300	Nichias Corp. (Japan)	25
8,800	Nippon Thompson Co. Ltd. (Japan)	40
2,200	Nitto Kohki Co. Ltd. (Japan)*	26
2,900	OKUMA Corp. (Japan)*	118
371	Palfinger AG (Austria)	11
3,914	Prodways Group SA (France)*	13
227	Rational AG (Germany)	149
600	RIX Corp. (Japan)	10
5,200	Shibaura Machine Co. Ltd. (Japan)*	114
4,700	Sodick Co. Ltd. (Japan)*	27
3,000	Toyo Machinery & Metal Co. Ltd. (Japan)	13
		2,207
MARINE—2.6%
564	AP Moller - Maersk AS (Denmark)	1,227
28,299	Hoegh Autoliners ASA (Norway)*	176
2,544	Kuehne + Nagel International AG (Switzerland)	607
1,228,800	Marco Polo Marine Ltd. (Singapore)*	39
1,100	Nippon Concept Corp. (Japan)	13
310,200	Samudera Shipping Line Ltd. (Singapore)*	285
400,000	SITC International Holdings Co. Ltd. (Hong Kong)	874
1,029	Stolt-Nielsen Ltd. (Bermuda)*	27
2,303	Western Bulk Chartering AS (Norway)*	10
1,724	Wilson ASA (Norway)	12
		3,270
MEDIA—0.2%
4,842	Bloomsbury Publishing plc (United Kingdom)	27
1,900	FAN Communications Inc. (Japan)	6
85	GTN Ltd. (Australia)*	—
2,451	HighCo SA (France)*	13
53,310	NZME Ltd. (New Zealand)	40
158,443	Pico Far East Holdings Ltd. (Hong Kong)*	31
6,600	Proto Corp. (Japan)	65
33,805	PRT Co. Ltd. (Australia)*	—[x]
329	Publicis Groupe SA (France)	23
16,315	Sky Network Television Ltd. (New Zealand)*	26
		231
METALS & MINING—8.9%
159,548	Aeris Resources Ltd. (Australia)*	73
16,935	Allkem Ltd. (Australia)*	157
573	Anglo American plc (United Kingdom)	25
22,947	Base Resources Ltd. (Australia)	3
80,196	BHP Group Ltd. (Australia)	2,809
23,418	Boryszew SA (Poland)*	29
32,166	Ferroglobe plc (United Kingdom)*	153
17,744	Gem Diamonds Ltd. (United Kingdom)	7
130,792	Gerdau SA ADR (Brazil)[1]	850
159,406	Glencore plc (United Kingdom)*	1,068
74,600	Grange Resources Ltd. (Australia)	54
105,087	Iluka Resources Ltd. (Australia)	809
2,448	Major Drilling Group International Inc (Canada)*	20
17,660	Mineral Resources Ltd. (Australia)*	1,118

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
METALS & MINING—Continued
11,749	New Century Resources Ltd. (Australia)*	$8
35,973	Perenti Global Ltd. (Australia)*	32
284,021	Pilbara Minerals Ltd. (Australia)*	966
1,981	Rio Tinto Ltd. (Australia)*	178
14,655	Rio Tinto plc ADR (United Kingdom)[1]	1,163
93,363	Sierra Rutile Holdings Ltd. (Australia)*	13
393,422	South32 Ltd. (Australia)	1,262
140	Stalprodukt SA (Poland)	9
9,600	Stelco Holdings Inc. (Canada)	374
2,800	Torex Gold Resources Inc. (Canada)*	38
5,500	Tree Island Steel Ltd. (Canada)	14
143,000	Xiwang Special Steel Co. Ltd. (Hong Kong)*	4
1,873	Zimplats Holdings Ltd. (Australia)	38
		11,274
MULTILINE RETAIL—0.1%
118,344	PT Matahari Department Store TBK (Indonesia)*	35
11,800	Ryohin Keikaku Co. Ltd. (Japan)*	131
		166
MULTI-UTILITIES—1.5%
116,598	Engie SA (France)	1,656
45,600	Sembcorp. Industries Ltd. (Singapore)*	126
1,058	Telecom Plus plc (United Kingdom)	26
169,100	YTL Power International BHD (Malaysia)*	29
		1,837
OIL, GAS & CONSUMABLE FUELS—8.3%
9,100	ARC Resources Ltd. (Canada)*	106
1,365,900	Banpu PCL NVDR (Thailand)*,1	482
14,300	Birchcliff Energy Ltd. (Canada)	92
5,030	Bonterra Energy Corp. (Canada)*	25
65,241	BP plc ADR (United Kingdom)[1]	2,364
13,600	CES Energy Solutions Corp. (Canada)	30
64,200	Crescent Point Energy Corp. (Canada)	480
7,000	Crew Energy Inc. (Canada)*	24
26,800	Enerplus Corp. (Canada)*	476
45,700	Equinor ASA (Norway)	1,393
71	Esso SA Francaise (France)*	4
26,200	Gear Energy Ltd. (Canada)	23
344,350	Horizon Oil Ltd. (Australia)*	37
19,700	InPlay Oil Corp. (Canada)*	42
12,817	International Petroleum Corp. (Canada)*	138
18,000	Kelt Exploration Ltd. (Canada)*	62
162,500	Lanna Resources PCL NVDR (Thailand)*,1	77
3,518	Lubelski Wegiel Bogdanka SA (Poland)	45
4,409	New Hope Corp. Ltd. (Australia)	18
55,295	New Zealand Refining Co. Ltd. (New Zealand)*	52
8,700	NuVista Energy Ltd. (Canada)*	73
10,529	OMV AG (Austria)	527
8,400	Parex Resources Inc. (Canada)	143
2,500	Pegasus Sewing Machine Manufacturing Co. Ltd. (Japan)*	13
114,000	PetroChina Co. Ltd. (China)	61
3,079	Petroleo Brasileiro SA ADR (Brazil)*,1	36
26,000	Peyto Exploration & Development Corp. (Canada)	237
33,000	Pine Cliff Energy Ltd. (Canada)	32
250,300	PT ABM Investama TBK (Indonesia)	53
1,395,100	PT Adaro Energy TBK (Indonesia)	276
1,443,900	PT AKR Corporindo TBK (Indonesia)	127
551,700	PT Baramulti Suksessarana TBK (Indonesia)*	149
104,000	PT Bayan Resources TBK (Indonesia)	139
214,500	PT Bukit Asam TBK (Indonesia)	49
COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
32,900	PT Golden Energy Mines TBK (Indonesia)*	$15
182,800	PT Indika Energy TBK (Indonesia)*	29
52,200	PT Prima Andalan Mandiri TBK (Indonesia)*	23
29,600	PT United Tractors TBK (Indonesia)	49
136,800	PTT Exploration & Production PCL NVDR (Thailand)[1]	714
37,097	Repsol SA (Spain)*	609
866,500	Resource Alam Indonesia TBK (Indonesia)*	24
3,637	Shell plc (United Kingdom)*	107
9,600	Spartan Delta Corp. (Canada)*	108
10,883	Stanmore Resources Ltd. (Australia)*	26
225,386	TerraCom Ltd. (Australia)*	138
52,400	Thai Oil PCL NVDR (Thailand)*,[1]	92
2,900	Tourmaline Oil Corp. (Canada)	135
83,223	Whitehaven Coal Ltd. (Australia)*	495
		10,449
PAPER & FOREST PRODUCTS—0.4%
15,838	Arctic Paper SA (Poland)*	84
2,600	Daiken Corp. (Japan)	44
1,311	Midway Ltd. (Australia)*	1
7,200	Mitsubishi Paper Mills Ltd. (Japan)	16
14,420	Navigator Co. SA (Portugal)	50
5,547	Stella-Jones Inc. (Canada)*	202
5,700	Supremex Inc. (Canada)*	32
25,200	TA Ann Holdings BHD (Malaysia)	20
25,869	Western Forest Products Inc. (Canada)	28
		477
PERSONAL PRODUCTS—0.0%
2,600	Mandom Corp. (Japan)*	29
PHARMACEUTICALS—13.2%
24,300	Astellas Pharma Inc. (Japan)*	358
18,390	Bayer AG (Germany)	1,145
36,975	Cronos Australia Ltd. (Australia)*	13
5,082	GSK plc (United Kingdom)	89
22,226	GSK plc ADR (United Kingdom)[1]	784
1,436	Ipsen SA (France)	151
6,515	Merck KGaA (Germany)	1,360
15,100	Nippon Shinyaku Co. Ltd. (Japan)*	777
36,657	Novartis AG (Switzerland)	3,314
24,190	Novo Nordisk AS (Denmark)	3,347
22,300	Ono Pharmaceutical Co. Ltd. (Japan)*	484
284	Orion OYJ Class A (Finland)	15
30,600	Otsuka Holdings Co. Ltd. (Japan)	982
13,785	Recordati Industria Chimica E Farmaceutica SpA (Italy)	604
10,397	Roche Holding AG (Switzerland)	3,245
5,600	Seikagaku Corp. (Japan)	36
701	Vetoquinol SA (France)	65
		16,769
PROFESSIONAL SERVICES—2.2%
600	Abist Co. Ltd. (Japan)*	14
2,500	Asia Air Survey Co. Ltd. (Japan)*	15
3,529	Brunel International NV (Netherlands)	40
1,800	Creek & River Co. Ltd. (Japan)*	30
1,800	Dip Corp. (Japan)*	53
1,910	e-Credible Co. Ltd. (South Korea)*	26
5,300	en Japan Inc. (Japan)*	101
1,745	Impellam Group plc (United Kingdom)*	16
1,100	JAC Recruitment Co. Ltd. (Japan)	20
2,600	Matching Service Japan Co. Ltd. (Japan)*	21
2,400	Meitec Corp. (Japan)*	45

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
PROFESSIONAL SERVICES—Continued
11,864	PageGroup plc (United Kingdom)*	$67
2,337	Poolia AB (Sweden)	3
8,800	Recruit Holdings Co. Ltd. (Japan)	283
5,592	RELX plc (United Kingdom)	166
5,300	SIGMAXYZ Holdings Inc. (Japan)	56
8,500	Space Co. Ltd. (Japan)	62
3,412	SThree plc (United Kingdom)	18
2,700	UT Group Co. Ltd. (Japan)*	55
500	Visional Inc. (Japan)*	36
6,185	Wilmington plc (United Kingdom)*	27
14,260	Wolters Kluwer NV (Netherlands)	1,555
1,600	YAMADA Consulting Group Co. Ltd. (Japan)*	14
		2,723
REAL ESTATE MANAGEMENT & DEVELOPMENT—1.5%
946	Almogim Holdings Ltd. (Israel)*	2
7,700	Daito Trust Construction Co. Ltd. (Japan)	761
23,367	Emaar Development PJSC (United Arab Emirates)*	28
228,758	Emaar Properties PJSC (United Arab Emirates)	348
116,681	Ever Reach Group Holdings Co. Ltd. (Hong Kong)	5
998	K Wah International Holdings Ltd. (Hong Kong)	—
75,300	KSL Holdings BHD (Malaysia)*	14
120,700	LPN Development PCL NVDR (Thailand)*,1	17
2,077	Melcor Developments Ltd. (Canada)	18
20,963	Modern Land China Co. Ltd. (Hong Kong)*	—[x]
1,200	Propnex Ltd. (Singapore)	2
4,596,500	PT Agung Podomoro Land TBK (Indonesia)*	46
65,500	Swire Pacific Ltd. (Hong Kong)	600
		1,841
ROAD & RAIL—0.7%
4,400	Alps Logistics Co. Ltd. (Japan)	41
151,968	Aurizon Holdings Ltd. (Australia)*	397
1,900	Chilled & Frozen Logistics Holdings Co. Ltd. (Japan)	18
50,609	FirstGroup plc (United Kingdom)*	68
1,000	Maruzen Showa Unyu Co. Ltd. (Japan)*	24
3,400	Mullen Group Ltd. (Canada)*	36
14,007	PKP Cargo SA (Poland)*	48
2,800	Sankyu Inc. (Japan)	110
9,300	Seino Holdings Co. Ltd. (Japan)	93
		835
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.2%
400	Advantest Corp. (Japan)*	29
92,013	ASE Technology Holding ADR (Taiwan)*,1	662
700	MegaChips Corp. (Japan)	15
100	SCREEN Holdings Co. Ltd. (Japan)	7
16,699	STMicroelectronics NV New York Registry Shares (France)	788
1,500	Tokyo Seimitsu Co. Ltd. (Japan)	52
		1,553
SOFTWARE—2.5%
12,772	Check Point Software Technologies Ltd. (Israel)*	1,625
6,685	Enghouse Systems Ltd. (Canada)*	199
3,700	Intelligent Wave Inc. (Japan)*	22
5,400	ISB Corp. (Japan)	50
1,521	LiveChat Software SA (Poland)*	44
600	NTT Data Intramart Corp. (Japan)	8
5,096	ReadyTech Holdings Ltd. (Australia)*	13
38,155	Sage Group plc (United Kingdom)	367
1,800	Soliton Systems KK (Japan)*	16
13,642	Symbio Holdings Ltd. (Australia)	18
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
18,282	Technology One Ltd. (Australia)*	$189
1,801	Telcoware Co. Ltd. (South Korea)	13
12,561	WiseTech Global Ltd. (Australia)	545
		3,109
SPECIALTY RETAIL—2.1%
6,743	Autosports Group Ltd. (Australia)	10
21,823	Carasso Motors Ltd. (Israel)	139
34,110	Card Factory plc (United Kingdom)*	40
441	Castro Model Ltd. (Israel)*	5
888	Delta Israel Brands Ltd. (Israel)	10
16,235	Frasers Group plc (United Kingdom)*	157
4,300	Fuji Corp. (Japan)*	45
3,300	Hard Off Corp. Co. Ltd. (Japan)*	33
1,100	Himaraya Co. Ltd. (Japan)*	8
62,659	Industria de Diseño Textil SA (Spain)	1,956
2,807	Mobilezone Holding AG (Switzerland)*	51
6,986	Naturhouse Health SAU (Spain)*	14
30,600	Padini Holdings BHD (Malaysia)*	26
5,404	Pet Valu Holdings Ltd. (Canada)*	162
92,600	PT Map Aktif Adiperkasa (Indonesia)*	23
70	Samse SA (France)	14
		2,693
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.4%
23,500	Brother Industries Ltd. (Japan)	365
1,100	Canon Inc. (Japan)*	24
1,712	EVS Broadcast Equipment SA (Belgium)	42
7,710	Gefran SpA (Italy)	82
61,500	Ricoh Co. Ltd. (Japan)	477
49,100	Seiko Epson Corp. (Japan)	761
		1,751
TEXTILES, APPAREL & LUXURY GOODS—3.9%
797	Bijou Brigitte AG (Germany)*	38
117	Christian Dior SE (France)*	101
2,159	Cie Financiere Richemont SA (Switzerland)	333
700	Goldwin Inc. (Japan)*	53
997	Hermes International (France)*	1,866
500	Jichodo Co. Ltd. (Japan)*	25
210,000	Justin Allen Holdings Ltd. (China)*	17
296	LVMH Moet Hennessy Louis Vuitton SE (France)	258
94,100	MC Group PCL NVDR (Thailand)[1]	34
9,213	Pandora AS (Denmark)	767
600	Rhythm Co. Ltd. (Japan)	8
42,600	Sabina PCL NVDR (Thailand)[1]	33
3,712	Swatch Group AG (Switzerland)	1,344
34,500	Texhong Textile Group Ltd. (Hong Kong)	32
836	Van de Velde NV (Belgium)	28
		4,937
THRIFTS & MORTGAGE FINANCE—0.0%
11,335	MyState Ltd. (Australia)*	32
TOBACCO—0.1%
5,861	Imperial Brands plc (United Kingdom)*	147
TRADING COMPANIES & DISTRIBUTORS—1.3%
80,000	APAC Resources Ltd. (Hong Kong)*	11
2,000	Chori Co. Ltd. (Japan)*	37
38,601	Ferreycorp SAA (Peru)	22
18,900	Finning International Inc. (Canada)	533
2,900	Gecoss Corp. (Japan)	20

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
2,853	Howden Joinery Group plc (United Kingdom)	$24
2,349	Jacquet Metals SA (France)	45
2,200	Kanaden Corp. (Japan)	19
4,900	Kanematsu Corp. (Japan)	60
800	Nanyo Corp. (Japan)	12
266,000	New Times Energy Corp. Ltd. (Bermuda)*	4
900	NICE Corp. (Japan)	9
2,300	Parker Corp. (Japan)	10
49,100	PT Hexindo Adiperkasa TBK (Indonesia)*	17
34,095	Rexel SA (France)	754
900	Totech Corp. (Japan)*	25
500	Tsubakimoto Kogyo Co. Ltd. (Japan)	16
		1,618
TRANSPORTATION INFRASTRUCTURE—0.3%
341,700	BTS Rail Mass Transit Growth Infrastructure Fund (Thailand)*	34
21,500	Orient Overseas International Ltd. (Hong Kong)	357
91,000	Qilu Expressway Co. Ltd. (China)	28
		419
WIRELESS TELECOMMUNICATION SERVICES—0.1%
3,400	Okinawa Cellular Telephone Co. (Japan)	82
TOTAL COMMON STOCKS
(Cost $112,313)		121,839

PREFERRED STOCKS—0.9%
Shares		Value
AUTO COMPONENTS—0.0%
6,114	Schaeffler AG (Germany)	$44
ELECTRIC UTILITIES—0.1%
84,100	Cia Energetica de Minas Gerais SA (Brazil)*	190
HOUSEHOLD DURABLES—0.0%
375	LG Electronics Inc. (South Korea)*	14
MACHINERY—0.1%
173	KSB SE & Co. KGaA (Germany)	75
OIL, GAS & CONSUMABLE FUELS—0.7%
165,500	Petroleo Brasileiro SA (Brazil)	850
TOTAL PREFERRED STOCKS
(Cost $1,229)		1,173
TOTAL INVESTMENTS—97.1%
(Cost $113,542)		123,012
CASH AND OTHER ASSETS, LESS LIABILITIES—2.9%		3,665
TOTAL NET ASSETS—100.0%		$126,677

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of January 31, 2023 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$310	$—	$310
Europe	7,430	60,078	—	67,508
Latin America	1,208	—	—	1,208
Middle East/Central Asia	1,625	1,625	—	3,250
North America	5,970	138	—	6,108
Pacific Basin	705	42,750	—	43,455
Preferred Stocks
Europe	—	119	—	119
Latin America	1,040	—	—	1,040
Pacific Basin	—	14	—	14
Total Investments in Securities	$17,978	$105,034	$—	$123,012
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

Harbor Overseas Fund (currently, Harbor International Core Fund)
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued

The following is a rollforward of the Fund’s Level 3 investments during the period ended January 31, 2023.
Valuation Description	Beginning Balance as of 11/01/2022 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers Into Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 01/31/2023 (000s)	Unrealized Gain/Loss as of 01/31/2023 (000s)
Common Stocks	$—	$—	$—	$—	$—	$—	$—	$—	$—	$(13)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 01/31/2023 (000s)	Valuation Technique	Unobservable Input(s)	Input Value(s)
Investments in Securities
Common Stocks
Jaya Bersama Indo TBK PT (Indonesia)*	$ —	Market Approach	Estimated Recovery Value	IDR 0.00
Modern Land China Co. Ltd. (Hong Kong)*	—	Market Approach	Estimated Recovery Value	HKD 0.01
$—

*	Non-income producing security
x	Fair valued in accordance with Harbor Funds' Valuation Procedures.
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Growth Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—96.6%
Shares		Value
AEROSPACE & DEFENSE—2.2%
306,886	Hexcel Corp.	$21,660
BANKS—0.4%
108,125	First Interstate BancSystem Inc.	3,879
BIOTECHNOLOGY—10.5%
1,056,381	Alkermes plc*	30,255
149,071	Apellis Pharmaceuticals Inc.*	7,860
349,210	Arcutis Biotherapeutics Inc.*	5,786
235,570	Ascendis Pharma AS ADR (Denmark)*,1	29,230
36,810	Karuna Therapeutics Inc.*	7,340
97,083	Prometheus Biosciences Inc.*	11,034
638,155	Rocket Pharmaceuticals Inc.*	13,867
		105,372
BUILDING PRODUCTS—3.0%
137,570	AAON Inc.	10,499
196,465	Advanced Drainage Systems Inc.	19,812
		30,311
CAPITAL MARKETS—1.2%
409,027	StepStone Group Inc.	11,939
CHEMICALS—3.2%
402,590	Avient Corp.	16,313
536,930	Axalta Coating Systems Ltd. (Bermuda)*	16,162
		32,475
COMMERCIAL SERVICES & SUPPLIES—1.2%
148,150	Casella Waste Systems Inc.*	11,870
COMMUNICATIONS EQUIPMENT—1.2%
79,600	F5 Networks Inc.*	11,754
CONSTRUCTION & ENGINEERING—2.0%
405,349	Willscot Mobile Mini Holdings Corp.*	19,643
CONTAINERS & PACKAGING—0.5%
611,929	Ranpak Holdings Corp.*	4,687
ELECTRICAL EQUIPMENT—6.2%
148,155	Atkore Inc.*	19,297
165,179	Encore Wire Corp.	26,665
321,610	Sensata Technologies Holding plc (United Kingdom)	16,354
		62,316
ENERGY EQUIPMENT & SERVICES—2.4%
302,740	ChampionX Corp.	9,996
1,523,840	NexTier Oilfield Solutions Inc.*	14,355
		24,351
ENTERTAINMENT—1.5%
667,599	Endeavor Group Holdings Inc.*	14,974
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.6%
357,559	American Assets Trust Inc.	10,176
576,960	Spirit Realty Capital Inc.	25,317
623,378	UMH Properties Inc.	11,171
		46,664
HEALTH CARE EQUIPMENT & SUPPLIES—5.2%
164,940	Haemonetics Corp.*	13,954
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
86,730	Inspire Medical Systems Inc.*	$21,948
277,440	Lantheus Holdings Inc.*	15,953
		51,855
HEALTH CARE PROVIDERS & SERVICES—3.8%
173,914	Amedisys Inc.*	16,811
748,577	Option Care Health Inc.*	21,611
		38,422
HEALTH CARE TECHNOLOGY—1.0%
536,970	Veradigm Inc*	9,617
HOTELS, RESTAURANTS & LEISURE—5.9%
97,560	Churchill Downs Inc.	24,205
163,260	Planet Fitness Inc.*	13,820
130,670	Wingstop Inc.	20,707
		58,732
INSURANCE—4.4%
446,292	BRP Group Inc.*	12,787
46,014	Kinsale Capital Group Inc.	12,812
152,754	Palomar Holdings Inc.*	7,807
65,460	Primerica Inc.	10,588
		43,994
IT SERVICES—6.2%
644,138	Flywire Corp.*	17,372
323,910	Shift4 Payments Inc.*	20,743
54,851	WEX Inc.*	10,146
161,038	WNS Holdings Ltd. ADR (India)*,1	13,645
		61,906
LEISURE PRODUCTS—1.4%
171,613	BRP Inc. (Canada)	14,340
LIFE SCIENCES TOOLS & SERVICES—3.4%
236,490	Azenta Inc.*	13,220
45,091	Bio-Rad Laboratories Inc.*	21,078
		34,298
MACHINERY—4.2%
253,514	ITT Inc.	23,219
113,640	Lincoln Electric Holdings Inc.	18,963
		42,182
OIL, GAS & CONSUMABLE FUELS—3.8%
603,190	Northern Oil And Gas Inc.	20,219
265,020	PDC Energy Inc.	17,950
		38,169
PHARMACEUTICALS—1.6%
1,311,276	Innoviva Inc.*	16,588
ROAD & RAIL—2.8%
104,670	Saia Inc.*	28,552
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
46,979	Onto Innovation Inc.*	3,695
132,970	Synaptics Inc.*	16,625
75,460	Universal Display Corp.	10,001
		30,321

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—7.8%
388,779	Box Inc.*	$12,437
361,180	Dynatrace Inc.*	13,880
1,230,299	Samsara Inc.*	16,781
583,860	Smartsheet Inc.*	25,229
257,650	Tenable Holdings Inc.*	10,365
		78,692
SPECIALTY RETAIL—2.0%
487,245	National Vision Holdings Inc.*	20,026
TOTAL COMMON STOCKS
(Cost $878,439)		969,589
TOTAL INVESTMENTS—96.6%
(Cost $878,439)		969,589
CASH AND OTHER ASSETS, LESS LIABILITIES—3.4%		33,828
TOTAL NET ASSETS—100.0%		$1,003,417

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1
Depositary receipts such as American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and other country specific depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere.

The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Small Cap Value Fund
Portfolio of Investments—January 31, 2023 (Unaudited)

Value and Cost in Thousands
COMMON STOCKS—98.1%
Shares		Value
AEROSPACE & DEFENSE—8.1%
828,202	AAR Corp.*	$42,603
808,183	Hexcel Corp.	57,041
421,536	Moog Inc.	40,181
976,912	Parsons Corp.*	42,515
		182,340
BANKS—12.4%
840,213	Enterprise Financial Services Corp.	44,800
998,075	First Merchants Corp.	42,558
829,918	Heartland Financial USA Inc.	41,056
546,224	South State Corp.	43,479
1,252,598	Trustmark Corp.	36,476
857,372	United Bankshares Inc.	34,466
1,131,342	United Community Banks	36,814
		279,649
CAPITAL MARKETS—4.6%
697,222	Houlihan Lokey Inc.	69,074
513,050	Stifel Financial Corp.	34,585
		103,659
CHEMICALS—4.6%
594,269	Cabot Corp.	44,766
828,202	Scotts Miracle-Gro Co.	59,788
		104,554
COMMERCIAL SERVICES & SUPPLIES—3.9%
893,978	Casella Waste Systems Inc.*	71,626
2,053,347	Steelcase Inc.	16,016
		87,642
CONSUMER FINANCE—1.8%
436,979	FirstCash Holdings Inc.	40,281
ELECTRICAL EQUIPMENT—1.6%
439,839	EnerSys	36,515
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—7.8%
359,192	Advanced Energy Industries Inc.	33,312
745,267	CTS Corp.	33,172
169,301	Littelfuse Inc.	43,458
676,632	Methode Electronics Inc.	32,302
339,746	Plexus Corp.*	32,612
		174,856
ENERGY EQUIPMENT & SERVICES—3.5%
2,106,539	Archrock Inc.	20,876
327,734	Core Laboratories NV (Netherlands)	8,390
454,710	DMC Global Inc.*	10,340
1,811,978	Oceaneering International Inc.*	38,686
		78,292
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.3%
1,130,770	Corporate Office Properties Trust	31,741
1,484,815	Pebblebrook Hotel Trust	24,351
1,167,376	STAG Industrial Inc.	41,558
		97,650
FOOD PRODUCTS—2.5%
841,929	Darling Ingredients Inc.*	55,812
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—3.6%
562,239	CONMED Corp.	$53,840
414,101	Integer Holdings Corp.*	27,252
		81,092
HEALTH CARE PROVIDERS & SERVICES—1.5%
2,140,285	MEDNAX Inc.*	32,853
HOTELS, RESTAURANTS & LEISURE—3.5%
913,424	Cheesecake Factory Inc.*	35,852
383,215	Cracker Barrel Old Country Store Inc.	42,759
		78,611
HOUSEHOLD DURABLES—2.7%
173,304	Helen of Troy Ltd.*	19,603
378,067	Meritage Homes Corp.*	40,714
		60,317
INSURANCE—3.8%
539,361	Horace Mann Educators Corp.	19,207
336,886	Reinsurance Group of America Inc.	51,129
453,566	United Fire Group Inc.	14,283
		84,619
IT SERVICES—1.5%
5,107,057	Sabre Corp.*	34,779
MACHINERY—11.4%
454,710	Albany International Corp.	50,996
1,280,053	Flowserve Corp.*	44,059
665,192	Franklin Electric Co. Inc.	60,067
705,230	SPX Technologies Inc.*	52,899
585,690	Timken Co.	48,232
		256,253
PHARMACEUTICALS—2.2%
904,845	Catalent Inc.*	48,454
ROAD & RAIL—1.2%
296,848	Ryder System Inc.	28,025
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.2%
566,243	Amkor Technology Inc.	16,568
413,529	Diodes Inc.*	36,883
269,394	Entegris Inc.	21,743
1,465,369	FormFactor Inc.*	41,235
		116,429
SOFTWARE—3.5%
1,334,961	Box Inc.*	42,705
567,387	Envestnet Inc.*	36,880
		79,585
TEXTILES, APPAREL & LUXURY GOODS—1.0%
1,435,627	Wolverine World Wide Inc.	23,157

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value and Cost in Thousands
COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.9%
371,203	GATX Corp.	$42,484
TOTAL COMMON STOCKS
(Cost $1,602,567)		2,207,908
TOTAL INVESTMENTS—98.1%
(Cost $1,602,567)		2,207,908
CASH AND OTHER ASSETS, LESS LIABILITIES—1.9%		43,122
TOTAL NET ASSETS—100.0%		$2,251,030

FAIR VALUE MEASUREMENTS
All investments as of January 31, 2023 (as disclosed in the preceding Portfolio of Investments) were classified as Level 1.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Funds
Notes to Portfolios of Investments—January 31, 2023 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. As of January 31, 2023, the Trust consists of the following separate portfolios (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (“Harbor Capital”) is the investment adviser for the Funds.
Harbor Capital Appreciation Fund	Harbor International Growth Fund
Harbor Convertible Securities Fund	Harbor International Small Cap Fund
Harbor Core Bond Fund	Harbor Large Cap Value Fund
Harbor Core Plus Fund	Harbor Mid Cap Fund
Harbor Disruptive Innovation Fund	Harbor Mid Cap Value Fund
Harbor Diversified International All Cap Fund	Harbor Overseas Fund (currently, Harbor International Core Fund)
Harbor Global Leaders Fund	Harbor Small Cap Growth Fund
Harbor High-Yield Bond Fund	Harbor Small Cap Value Fund
Harbor International Fund

Effective March 1, 2023, Harbor Overseas Fund was renamed Harbor International Core Fund.
  Note 2—Significant Accounting Policies
Security Valuation
Investments are valued pursuant to valuation procedures approved by the Board of Trustees. The valuation procedures permit the Adviser to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded funds and financial derivative instruments (such as rights and warrants) that are traded on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean (or average) of the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Shares of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, and convertible securities, other than short-term securities, with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of asset-backed and mortgage-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated

Harbor Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Such securities are normally categorized as Level 2 in the fair value hierarchy.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities fair value determinations are made by the Adviser as designated by the Board of Trustees pursuant to the Investment Company Act. Fair value determinations for investments which incorporates significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing investments are not necessarily indicative of the risk associated with investing in those investments. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–
Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.

The categorization of investments into Levels 1, 2, or 3, and a summary of significant unobservable inputs used for Level 3 investments, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Securities Transactions
Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed).

Harbor Funds
Notes to Portfolios of Investments—Continued

Note 3—Subsequent Events
Subsequent Events
At the meeting of the Board of Trustees held on November 13-14, 2022, the Board of Trustees approved the reorganization (the “Reorganization”) of the Harbor High-Yield Bond Fund into the Harbor Scientific Alpha High-Yield ETF, a series of Harbor ETF Trust that operates as an exchange-traded fund and subadvised by BlueCove Limited. The Reorganization occurred on close of business on February 24, 2023. Additional information related to these changes can be found in the supplement to the Fund’s prospectus and statement of additional information as filed with the SEC on December 1, 2022.
Please refer to the most recent annual or semi-annual reports on the Harbor Capital’s website at harborcapital.com for more information regarding each Fund’s significant accounting policies, investments, and related transactions.

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